UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01355

Alger Funds

(Exact name of registrant as specified in charter)

100 Pearl Street, New York, New York 10004
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes

Fred Alger Management, LLC

100 Pearl Street

New York, New York 10004
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission, not later than 10 days after the transmission to Stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Explanatory Note:

The Registrant is filing this amendment to its Form N-CSR for the fiscal year ended October 31, 2025, originally filed with the Securities and Exchange Commission on December 30, 2025 (Accession Number 0001133228-25-014263). The purpose of this filing is to correct an immaterial error in one of the ratios presented in the Class Z Financial Highlights for the Alger AI Enablers & Adopters Fund as well as the inclusion in Item 11 of the approval for the investment advisory agreement between the Alger International Small Cap Fund (inception date 6/30/25) and Fred Alger Management, LLC. The correction did not affect the previously reported net asset value, total return, or any other per share amount, ratio or supplemental data reported in the Financial Highlights. Except for the corrected ratio and the addition of the approval of the investment advisory agreement for the Alger International Small Cap Fund, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.

Item 1. Report to Stockholders.
(a) The registrant’s annual  report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Alger Capital Appreciation Fund
Class A / ACAAX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Capital Appreciation Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Fund (Class A / ACAAX)	$160	1.28%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Capital Appreciation Fund Class A, excluding sales load, returned 50.36% for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Utilities and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., NVIDIA Corp., Microsoft Corp., Nebius Group N.V., and Broadcom Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Materials sector was the largest detractor from relative performance. Regarding individual positions, UnitedHealth Group Inc., United Airlines Holdings, Inc., Core Scientific Inc, James Hardie Industries PLC, and AbbVie, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Capital Appreciation Fund Class A	42.47%	18.35%	17.57%
Alger Capital Appreciation Fund Class A—excluding sales load	50.36%	19.64%	18.21%
Russell 1000 Growth Index	30.53%	19.24%	18.28%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$2,701,045,315
Total number of portfolio holdings[1]	68
Portfolio turnover rate	75.90%
Total advisory fees paid	$17,138,741
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	13.1%
Consumer Discretionary	13.2%
Consumer Staples	0.1%
Energy	0.3%
Financials	4.1%
Health Care	5.6%
Industrials	4.8%
Information Technology	54.3%
Materials	0.2%
Utilities	4.4%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Capital Appreciation Fund
Alger Capital Appreciation Fund
Class C / ALCCX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Capital Appreciation Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Fund (Class C / ALCCX)	$256	2.05%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Capital Appreciation Fund Class C, excluding sales load, returned 49.41% for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Utilities and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., NVIDIA Corp., Microsoft Corp., Nebius Group N.V., and Broadcom Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Materials sector was the largest detractor from relative performance. Regarding individual positions, UnitedHealth Group Inc., United Airlines Holdings, Inc., Core Scientific Inc, James Hardie Industries PLC, and AbbVie, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Capital Appreciation Fund Class C	48.41%	18.77%	17.50%
Alger Capital Appreciation Fund Class C—excluding contingent deferred sales charges	49.41%	18.77%	17.50%
Russell 1000 Growth Index	30.53%	19.24%	18.28%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$2,701,045,315
Total number of portfolio holdings[1]	68
Portfolio turnover rate	75.90%
Total advisory fees paid	$17,138,741
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	13.1%
Consumer Discretionary	13.2%
Consumer Staples	0.1%
Energy	0.3%
Financials	4.1%
Health Care	5.6%
Industrials	4.8%
Information Technology	54.3%
Materials	0.2%
Utilities	4.4%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Capital Appreciation Fund
Alger Capital Appreciation Fund
Class Z / ACAZX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Capital Appreciation Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Fund (Class Z / ACAZX)	$114	0.91%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Capital Appreciation Fund Class Z, returned 50.97% for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Utilities and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., NVIDIA Corp., Microsoft Corp., Nebius Group N.V., and Broadcom Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Materials sector was the largest detractor from relative performance. Regarding individual positions, UnitedHealth Group Inc., United Airlines Holdings, Inc., Core Scientific Inc, James Hardie Industries PLC, and AbbVie, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF  $500,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Capital Appreciation Fund Class Z	50.97%	20.08%	18.63%
Russell 1000 Growth Index	30.53%	19.24%	18.28%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$2,701,045,315
Total number of portfolio holdings[1]	68
Portfolio turnover rate	75.90%
Total advisory fees paid	$17,138,741
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	13.1%
Consumer Discretionary	13.2%
Consumer Staples	0.1%
Energy	0.3%
Financials	4.1%
Health Care	5.6%
Industrials	4.8%
Information Technology	54.3%
Materials	0.2%
Utilities	4.4%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Capital Appreciation Fund
Alger Concentrated Equity Fund
Class A / CNEAX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class A / CNEAX)	$103	0.81%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Concentrated Equity Fund Class A, excluding sales load, generated a 54.20% return for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Utilities and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., AppLovin Corp., Nebius Group N.V., Microsoft Corp., and Astera Labs, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Energy sector was the largest detractor from relative performance. Regarding individual positions, Eli Lilly and Co., QXO, Inc., Cameco Corp., ASML Holding N.V., and Twilio, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stock, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed annual periods for the life of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	Since Inception 4/4/24
Alger Concentrated Equity Fund Class A	46.05%	41.57%
Alger Concentrated Equity Fund Class A—excluding sales load	54.20%	46.46%
Russell 1000 Growth Index	30.53%	28.54%
S&P 500 Index	21.45%	21.35%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$7,953,775
Total number of portfolio holdings[1]	30
Portfolio turnover rate	67.58%
Total advisory fees paid	$27,222
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	15.2%
Consumer Discretionary	13.7%
Financials	1.8%
Health Care	3.2%
Industrials	7.5%
Information Technology	53.7%
Utilities	5.8%
Short-Term Investments and Other Net Assets	(0.9)%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Concentrated Equity Fund
Alger Concentrated Equity Fund
Class C / CNECX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class C / CNECX)	$197	1.56%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Concentrated Equity Fund Class C, excluding contingent deferred sales charges, generated a 52.99% return for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Utilities and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., AppLovin Corp., Nebius Group N.V., Microsoft Corp., and Astera Labs, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Energy sector was the largest detractor from relative performance. Regarding individual positions, Eli Lilly and Co., QXO, Inc., Cameco Corp., ASML Holding N.V., and Twilio, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stock, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed annual periods for the life of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	Since Inception 4/4/24
Alger Concentrated Equity Fund Class C	51.99%	45.34%
Alger Concentrated Equity Fund Class C—excluding contingent deferred sales charges	52.99%	45.34%
Russell 1000 Growth Index	30.53%	28.54%
S&P 500 Index	21.45%	21.35%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$7,953,775
Total number of portfolio holdings[1]	30
Portfolio turnover rate	67.58%
Total advisory fees paid	$27,222
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	15.2%
Consumer Discretionary	13.7%
Financials	1.8%
Health Care	3.2%
Industrials	7.5%
Information Technology	53.7%
Utilities	5.8%
Short-Term Investments and Other Net Assets	(0.9)%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Concentrated Equity Fund
Alger Concentrated Equity Fund
Class I / CNEIX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class I / CNEIX)	$103	0.81%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Concentrated Equity Fund Class I generated a 54.20% return for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Utilities and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., AppLovin Corp., Nebius Group N.V., Microsoft Corp., and Astera Labs, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Energy sector was the largest detractor from relative performance. Regarding individual positions, Eli Lilly and Co., QXO, Inc., Cameco Corp., ASML Holding N.V., and Twilio, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stock, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed annual periods for the life of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	Since Inception 4/4/24
Alger Concentrated Equity Fund Class I	54.20%	46.46%
Russell 1000 Growth Index	30.53%	28.54%
S&P 500 Index	21.45%	21.35%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$7,953,775
Total number of portfolio holdings[1]	30
Portfolio turnover rate	67.58%
Total advisory fees paid	$27,222
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	15.2%
Consumer Discretionary	13.7%
Financials	1.8%
Health Care	3.2%
Industrials	7.5%
Information Technology	53.7%
Utilities	5.8%
Short-Term Investments and Other Net Assets	(0.9)%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Concentrated Equity Fund
Alger Concentrated Equity Fund
Class Y / CNEYX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class Y / CNEYX)	$71	0.56%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Concentrated Equity Fund Class Y generated a 54.53% return for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Utilities and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., AppLovin Corp., Nebius Group N.V., Microsoft Corp., and Astera Labs, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Energy sector was the largest detractor from relative performance. Regarding individual positions, Eli Lilly and Co., QXO, Inc., Cameco Corp., ASML Holding N.V., and Twilio, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stock, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed annual periods for the life of Class Y shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	Since Inception 4/4/24
Alger Concentrated Equity Fund Class Y	54.53%	46.82%
Russell 1000 Growth Index	30.53%	28.54%
S&P 500 Index	21.45%	21.35%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$7,953,775
Total number of portfolio holdings[1]	30
Portfolio turnover rate	67.58%
Total advisory fees paid	$27,222
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	15.2%
Consumer Discretionary	13.7%
Financials	1.8%
Health Care	3.2%
Industrials	7.5%
Information Technology	53.7%
Utilities	5.8%
Short-Term Investments and Other Net Assets	(0.9)%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Concentrated Equity Fund
Alger Concentrated Equity Fund
Class Z / CNEZX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class Z / CNEZX)	$71	0.56%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Concentrated Equity Fund Class Z generated a 54.53% return for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Utilities and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., AppLovin Corp., Nebius Group N.V., Microsoft Corp., and Astera Labs, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Energy sector was the largest detractor from relative performance. Regarding individual positions, Eli Lilly and Co., QXO, Inc., Cameco Corp., ASML Holding N.V., and Twilio, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stock, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed annual periods for the life of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	Since Inception 4/4/24
Alger Concentrated Equity Fund Class Z	54.53%	46.82%
Russell 1000 Growth Index	30.53%	28.54%
S&P 500 Index	21.45%	21.35%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$7,953,775
Total number of portfolio holdings[1]	30
Portfolio turnover rate	67.58%
Total advisory fees paid	$27,222
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	15.2%
Consumer Discretionary	13.7%
Financials	1.8%
Health Care	3.2%
Industrials	7.5%
Information Technology	53.7%
Utilities	5.8%
Short-Term Investments and Other Net Assets	(0.9)%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Concentrated Equity Fund
Alger Growth & Income Fund
Class A / ALBAX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Growth & Income Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Growth & Income Fund (Class A / ALBAX)	$104	0.93%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Growth & Income Fund Class A, excluding sales load, returned 22.73% for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Financials. The largest sector overweight was Energy and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Financials sectors were the largest contributors to relative performance. Regarding individual positions, Broadcom Inc., Microsoft Corp., KLA Corp., Alphabet Inc., and JPMorgan Chase & Co. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, UnitedHealth Group Inc., Comcast Corp., Adobe Inc., Air Products and Chemicals, Inc., and ONEOK, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Growth & Income Fund Class A	16.28%	17.02%	13.49%
Alger Growth & Income Fund Class A—excluding sales load	22.73%	18.28%	14.10%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$791,245,402
Total number of portfolio holdings[1]	78
Portfolio turnover rate	4.83%
Total advisory fees paid	$3,477,600
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	11.4%
Consumer Discretionary	7.5%
Consumer Staples	5.1%
Energy	3.9%
Financials	13.8%
Health Care	8.6%
Industrials	5.6%
Information Technology	36.2%
Materials	1.4%
Real Estate	2.8%
Utilities	1.4%
Short-Term Investments and Other Net Assets	2.3%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Growth & Income Fund
Alger Growth & Income Fund
Class C / ALBCX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Growth & Income Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Growth & Income Fund (Class C / ALBCX)	$186	1.68%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Growth & Income Fund Class C, excluding contingent deferred sales charges, returned 21.82% for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Financials. The largest sector overweight was Energy and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Financials sectors were the largest contributors to relative performance. Regarding individual positions, Broadcom Inc., Microsoft Corp., KLA Corp., Alphabet Inc., and JPMorgan Chase & Co. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, UnitedHealth Group Inc., Comcast Corp., Adobe Inc., Air Products and Chemicals, Inc., and ONEOK, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Growth & Income Fund Class C	20.82%	17.39%	13.42%
Alger Growth & Income Fund Class C—excluding contingent deferred sales charges	21.82%	17.39%	13.42%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$791,245,402
Total number of portfolio holdings[1]	78
Portfolio turnover rate	4.83%
Total advisory fees paid	$3,477,600
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Sector Allocation †
Equities
Communication Services	11.4%
Consumer Discretionary	7.5%
Consumer Staples	5.1%
Energy	3.9%
Financials	13.8%
Health Care	8.6%
Industrials	5.6%
Information Technology	36.2%
Materials	1.4%
Real Estate	2.8%
Utilities	1.4%
Short-Term Investments and Other Net Assets	2.3%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Growth & Income Fund
Alger Growth & Income Fund
Class Z / AGIZX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Growth & Income Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Growth & Income Fund (Class Z / AGIZX)	$69	0.62%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Growth & Income Fund Class Z returned 23.12% for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Financials. The largest sector overweight was Energy and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Financials sectors were the largest contributors to relative performance. Regarding individual positions, Broadcom Inc., Microsoft Corp., KLA Corp., Alphabet Inc., and JPMorgan Chase & Co. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, UnitedHealth Group Inc., Comcast Corp., Adobe Inc., Air Products and Chemicals, Inc., and ONEOK, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Growth & Income Fund Class Z	23.12%	18.65%	14.47%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$791,245,402
Total number of portfolio holdings[1]	78
Portfolio turnover rate	4.83%
Total advisory fees paid	$3,477,600
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	11.4%
Consumer Discretionary	7.5%
Consumer Staples	5.1%
Energy	3.9%
Financials	13.8%
Health Care	8.6%
Industrials	5.6%
Information Technology	36.2%
Materials	1.4%
Real Estate	2.8%
Utilities	1.4%
Short-Term Investments and Other Net Assets	2.3%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Growth & Income Fund
Alger 35 Fund
Class Z / ATVPX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger 35 Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger 35 Fund (Class Z / ATVPX)	$73	0.56%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger 35 Fund Class Z generated a 59.22% return for the fiscal twelve-month period ended October 31, 2025, compared to the 23.60% return of the S&P 500 Index and the 31.99% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Nebius Group N.V., Astera Labs, Inc., NVIDIA Corp., and Talen Energy Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Materials sectors were the largest detractors from relative performance. Regarding individual positions, Marvell Technology, Inc., Meta Platforms Inc., Apple Inc., Impulse Dynamics PLC, and Tesla, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF  $500,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	Since Inception 3/29/18
Alger 35 Fund Class Z	59.22%	17.92%	20.13%
S&P 500 Index	21.45%	17.64%	15.23%
Russell 3000 Growth Index	29.59%	18.59%	18.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$49,484,830
Total number of portfolio holdings[1]	34
Portfolio turnover rate	189.43%
Total advisory fees paid	$172,549
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	24.1%
Consumer Discretionary	9.3%
Financials	1.5%
Health Care	15.9%
Industrials	4.5%
Information Technology	40.6%
Utilities	5.2%
Short-Term Investments and Other Net Assets	(1.1)%
100.0%
†	Based on net assets

Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger 35 Fund
Alger Mid Cap Focus Fund
Class A / ALOAX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class A / ALOAX)	$132	1.15%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Focus Fund Class A, excluding sales load, generated a 30.26% return for the fiscal twelve-month period ended October 31, 2025, compared to the 19.59% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., AppLovin Corp., Cloudflare Inc., Robinhood Markets, Inc., and Comfort Systems USA, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Clearwater Analytics Holdings, Inc., Repligen Corp., Strategy Inc., Blue Owl Capital, Inc., and Evercore Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	Since Inception 7/29/21
Alger Mid Cap Focus Fund Class A	23.44%	1.90%
Alger Mid Cap Focus Fund Class A—excluding sales load	30.26%	3.20%
Russell Midcap Growth Index	19.59%	5.87%
S&P 500 Index	21.45%	12.46%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$322,661,515
Total number of portfolio holdings[1]	50
Portfolio turnover rate	265.15%
Total advisory fees paid	$1,911,971
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	5.5%
Consumer Discretionary	5.2%
Consumer Staples	1.8%
Financials	5.4%
Health Care	21.7%
Industrials	21.2%
Information Technology	33.7%
Materials	1.4%
Utilities	4.1%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Mid Cap Focus Fund
Alger Mid Cap Focus Fund
Class C / ALOCX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class C / ALOCX)	$220	1.92%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Focus Fund Class C, excluding contingent deferred sales charges, generated a 29.30% return for the fiscal twelve-month period ended October 31, 2025, compared to the 19.59% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., AppLovin Corp., Cloudflare Inc., Robinhood Markets, Inc., and Comfort Systems USA, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Clearwater Analytics Holdings, Inc., Repligen Corp., Strategy Inc., Blue Owl Capital, Inc., and Evercore Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	Since Inception 7/29/21
Alger Mid Cap Focus Fund Class C	28.30%	2.40%
Alger Mid Cap Focus Fund Class C—excluding contingent deferred sales charges	29.30%	2.40%
Russell Midcap Growth Index	19.59%	5.87%
S&P 500 Index	21.45%	12.46%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$322,661,515
Total number of portfolio holdings[1]	50
Portfolio turnover rate	265.15%
Total advisory fees paid	$1,911,971
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	5.5%
Consumer Discretionary	5.2%
Consumer Staples	1.8%
Financials	5.4%
Health Care	21.7%
Industrials	21.2%
Information Technology	33.7%
Materials	1.4%
Utilities	4.1%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Mid Cap Focus Fund
Alger Mid Cap Focus Fund
Class I / AFOIX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class I / AFOIX)	$132	1.15%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Focus Fund Class I generated a 30.29% return for the fiscal twelve-month period ended October 31, 2025, compared to the 19.59% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., AppLovin Corp., Cloudflare Inc., Robinhood Markets, Inc., and Comfort Systems USA, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Clearwater Analytics Holdings, Inc., Repligen Corp., Strategy Inc., Blue Owl Capital, Inc., and Evercore Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	Since Inception 6/14/19
Alger Mid Cap Focus Fund Class I	30.29%	9.72%	14.71%
Russell Midcap Growth Index	19.59%	11.17%	12.50%
S&P 500 Index	21.45%	17.64%	16.28%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$322,661,515
Total number of portfolio holdings[1]	50
Portfolio turnover rate	265.15%
Total advisory fees paid	$1,911,971
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	5.5%
Consumer Discretionary	5.2%
Consumer Staples	1.8%
Financials	5.4%
Health Care	21.7%
Industrials	21.2%
Information Technology	33.7%
Materials	1.4%
Utilities	4.1%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Mid Cap Focus Fund
Alger Mid Cap Focus Fund
Class Y / ALOYX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class Y / ALOYX)	$85	0.74%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Focus Fund Class Y generated a 30.92% return for the fiscal twelve-month period ended October 31, 2025, compared to the 19.59% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., AppLovin Corp., Cloudflare Inc., Robinhood Markets, Inc., and Comfort Systems USA, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Clearwater Analytics Holdings, Inc., Repligen Corp., Strategy Inc., Blue Owl Capital, Inc., and Evercore Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Y shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	Since Inception 2/26/21
Alger Mid Cap Focus Fund Class Y	30.92%	3.43%
Russell Midcap Growth Index	19.59%	7.61%
S&P 500 Index	21.45%	15.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$322,661,515
Total number of portfolio holdings[1]	50
Portfolio turnover rate	265.15%
Total advisory fees paid	$1,911,971
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	5.5%
Consumer Discretionary	5.2%
Consumer Staples	1.8%
Financials	5.4%
Health Care	21.7%
Industrials	21.2%
Information Technology	33.7%
Materials	1.4%
Utilities	4.1%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Mid Cap Focus Fund
Alger Mid Cap Focus Fund
Class Z / AFOZX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class Z / AFOZX)	$95	0.82%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Focus Fund Class Z generated a 30.74% return for the fiscal twelve-month period ended October 31, 2025, compared to the 19.59% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., AppLovin Corp., Cloudflare Inc., Robinhood Markets, Inc., and Comfort Systems USA, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Clearwater Analytics Holdings, Inc., Repligen Corp., Strategy Inc., Blue Owl Capital, Inc., and Evercore Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	Since Inception 6/14/19
Alger Mid Cap Focus Fund Class Z	30.74%	10.04%	15.03%
Russell Midcap Growth Index	19.59%	11.17%	12.50%
S&P 500 Index	21.45%	17.64%	16.28%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$322,661,515
Total number of portfolio holdings[1]	50
Portfolio turnover rate	265.15%
Total advisory fees paid	$1,911,971
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	5.5%
Consumer Discretionary	5.2%
Consumer Staples	1.8%
Financials	5.4%
Health Care	21.7%
Industrials	21.2%
Information Technology	33.7%
Materials	1.4%
Utilities	4.1%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Mid Cap Focus Fund
Alger Mid Cap Growth Fund
Class A / AMGAX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Mid Cap Growth Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Fund (Class A / AMGAX)	$137	1.22%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Growth Fund Class A, excluding sales load, returned 25.34% for the fiscal twelve-month period ended October 31, 2025, compared to the 19.59% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., AppLovin Corp., Cloudflare Inc., Robinhood Markets, Inc., and Talen Energy Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care sector was the largest detractor from relative performance. Regarding individual positions, Globant SA, Blue Owl Capital, Inc., Clearwater Analytics Holdings, Inc., Vaxcyte, Inc., and Chipotle Mexican Grill, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Mid Cap Growth Fund Class A	18.79%	7.16%	11.47%
Alger Mid Cap Growth Fund Class A—excluding sales load	25.34%	8.32%	12.07%
Russell Midcap Growth Index	19.59%	11.17%	12.65%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$288,672,229
Total number of portfolio holdings[1]	68
Portfolio turnover rate	88.64%
Total advisory fees paid	$1,925,601
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	5.5%
Consumer Discretionary	10.2%
Consumer Staples	3.9%
Financials	9.0%
Health Care	11.9%
Industrials	23.9%
Information Technology	24.3%
Materials	0.9%
Real Estate	4.5%
Utilities	4.3%
Short-Term Investments and Other Net Assets	1.6%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Mid Cap Growth Fund
Alger Mid Cap Growth Fund
Class B / AMCGX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Mid Cap Growth Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Fund (Class B / AMCGX)	$156	1.39%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Growth Fund Class B returned 25.16% for the fiscal twelve-month period ended October 31, 2025, compared to the 19.59% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., AppLovin Corp., Cloudflare Inc., Robinhood Markets, Inc., and Talen Energy Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care sector was the largest detractor from relative performance. Regarding individual positions, Globant SA, Blue Owl Capital, Inc., Clearwater Analytics Holdings, Inc., Vaxcyte, Inc., and Chipotle Mexican Grill, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class B shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Mid Cap Growth Fund Class B	21.16%	8.15%	11.81%
Alger Mid Cap Growth Fund Class B—excluding contingent deferred sales charges	25.16%	8.26%	11.81%
Russell Midcap Growth Index	19.59%	11.17%	12.65%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$288,672,229
Total number of portfolio holdings[1]	68
Portfolio turnover rate	88.64%
Total advisory fees paid	$1,925,601
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	5.5%
Consumer Discretionary	10.2%
Consumer Staples	3.9%
Financials	9.0%
Health Care	11.9%
Industrials	23.9%
Information Technology	24.3%
Materials	0.9%
Real Estate	4.5%
Utilities	4.3%
Short-Term Investments and Other Net Assets	1.6%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Mid Cap Growth Fund
Alger Mid Cap Growth Fund
Class C / AMGCX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Mid Cap Growth Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Fund (Class C / AMGCX)	$229	2.04%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Growth Fund Class C, excluding contingent deferred sales charges, returned 24.47% for the fiscal twelve-month period ended October 31, 2025, compared to the 19.59% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., AppLovin Corp., Cloudflare Inc., Robinhood Markets, Inc., and Talen Energy Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care sector was the largest detractor from relative performance. Regarding individual positions, Globant SA, Blue Owl Capital, Inc., Clearwater Analytics Holdings, Inc., Vaxcyte, Inc., and Chipotle Mexican Grill, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Mid Cap Growth Fund Class C	23.47%	7.47%	11.36%
Alger Mid Cap Growth Fund Class C—excluding contingent deferred sales charges	24.47%	7.47%	11.36%
Russell Midcap Growth Index	19.59%	11.17%	12.65%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$288,672,229
Total number of portfolio holdings[1]	68
Portfolio turnover rate	88.64%
Total advisory fees paid	$1,925,601
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	5.5%
Consumer Discretionary	10.2%
Consumer Staples	3.9%
Financials	9.0%
Health Care	11.9%
Industrials	23.9%
Information Technology	24.3%
Materials	0.9%
Real Estate	4.5%
Utilities	4.3%
Short-Term Investments and Other Net Assets	1.6%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Mid Cap Growth Fund
Alger Mid Cap Growth Fund
Class Z / AMCZX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Mid Cap Growth Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Fund (Class Z / AMCZX)	$104	0.92%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Growth Fund Class Z returned 25.81% for the fiscal twelve-month period ended October 31, 2025, compared to the 19.59% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., AppLovin Corp., Cloudflare Inc., Robinhood Markets, Inc., and Talen Energy Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care sector was the largest detractor from relative performance. Regarding individual positions, Globant SA, Blue Owl Capital, Inc., Clearwater Analytics Holdings, Inc., Vaxcyte, Inc., and Chipotle Mexican Grill, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF  $500,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Mid Cap Growth Fund Class Z	25.81%	8.66%	12.41%
Russell Midcap Growth Index	19.59%	11.17%	12.65%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$288,672,229
Total number of portfolio holdings[1]	68
Portfolio turnover rate	88.64%
Total advisory fees paid	$1,925,601
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	5.5%
Consumer Discretionary	10.2%
Consumer Staples	3.9%
Financials	9.0%
Health Care	11.9%
Industrials	23.9%
Information Technology	24.3%
Materials	0.9%
Real Estate	4.5%
Utilities	4.3%
Short-Term Investments and Other Net Assets	1.6%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Mid Cap Growth Fund
Alger Small Cap Growth Fund
Class A / ALSAX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class A / ALSAX)	$140	1.32%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Growth Fund Class A,excluding sales load, returned 12.72% for the fiscal twelve-month period ended October 31, 2025, compared to the 18.81% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Staples and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, Nebius Group N.V., Joby Aviation, Inc., Tutor Perini Corp., Guardant Health, Inc., and Astera Labs, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Infrormation Technology and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Impulse Dynamics PLC, RH, Vaxcyte, Inc., Portillo's, Inc., and Larimar Therapeutics, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Growth Fund Class A	6.82%	(0.95)%	8.49%
Alger Small Cap Growth Fund Class A—excluding sales load	12.72%	0.13%	9.07%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$202,992,944
Total number of portfolio holdings[1]	105
Portfolio turnover rate	37.93%
Total advisory fees paid	$1,718,033
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Sector Allocation †
Equities
Communication Services	1.1%
Consumer Discretionary	8.5%
Consumer Staples	1.7%
Energy	0.4%
Financials	3.0%
Health Care	34.4%
Industrials	24.1%
Information Technology	26.0%
Materials	0.1%
Utilities	0.5%
Short-Term Investments and Other Net Assets	0.2%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Small Cap Growth Fund
Alger Small Cap Growth Fund
Class B / ALSCX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class B / ALSCX)	$114	1.07%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Growth Fund Class B returned 13.05% for the fiscal twelve-month period ended October 31, 2025, compared to the 18.81% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Staples and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, Nebius Group N.V., Joby Aviation, Inc., Tutor Perini Corp., Guardant Health, Inc., and Astera Labs, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Infrormation Technology and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Impulse Dynamics PLC, RH, Vaxcyte, Inc., Portillo's, Inc., and Larimar Therapeutics, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class B shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Growth Fund Class B	9.05%	0.01%	8.75%
Alger Small Cap Growth Fund Class B—excluding contingent deferred sales charges	13.05%	0.18%	8.75%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$202,992,944
Total number of portfolio holdings[1]	105
Portfolio turnover rate	37.93%
Total advisory fees paid	$1,718,033
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	1.1%
Consumer Discretionary	8.5%
Consumer Staples	1.7%
Energy	0.4%
Financials	3.0%
Health Care	34.4%
Industrials	24.1%
Information Technology	26.0%
Materials	0.1%
Utilities	0.5%
Short-Term Investments and Other Net Assets	0.2%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Small Cap Growth Fund
Alger Small Cap Growth Fund
Class C / AGSCX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class C / AGSCX)	$225	2.12%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Growth Fund Class C, excluding contingent deferred sales charges, returned 11.90% for the fiscal twelve-month period ended October 31, 2025, compared to the 18.81% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Staples and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, Nebius Group N.V., Joby Aviation, Inc., Tutor Perini Corp., Guardant Health, Inc., and Astera Labs, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Infrormation Technology and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Impulse Dynamics PLC, RH, Vaxcyte, Inc., Portillo's, Inc., and Larimar Therapeutics, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Growth Fund Class C	10.90%	(0.65)%	8.39%
Alger Small Cap Growth Fund Class C—excluding contingent deferred sales charges	11.90%	(0.65)%	8.39%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$202,992,944
Total number of portfolio holdings[1]	105
Portfolio turnover rate	37.93%
Total advisory fees paid	$1,718,033
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	1.1%
Consumer Discretionary	8.5%
Consumer Staples	1.7%
Energy	0.4%
Financials	3.0%
Health Care	34.4%
Industrials	24.1%
Information Technology	26.0%
Materials	0.1%
Utilities	0.5%
Short-Term Investments and Other Net Assets	0.2%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Small Cap Growth Fund
Alger Small Cap Growth Fund
Class Y / ASCYX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class Y / ASCYX)	$91	0.85%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Growth Fund Class Y returned 13.34% for the fiscal twelve-month period ended October 31, 2025, compared to the 18.81% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Staples and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, Nebius Group N.V., Joby Aviation, Inc., Tutor Perini Corp., Guardant Health, Inc., and Astera Labs, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Infrormation Technology and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Impulse Dynamics PLC, RH, Vaxcyte, Inc., Portillo's, Inc., and Larimar Therapeutics, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Y shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	Since Inception 12/31/21
Alger Small Cap Growth Fund Class Y	13.34%	(3.22)%
Russell 2000 Growth Index	18.81%	3.95%
S&P 500 Index	21.45%	11.53%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$202,992,944
Total number of portfolio holdings[1]	105
Portfolio turnover rate	37.93%
Total advisory fees paid	$1,718,033
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	1.1%
Consumer Discretionary	8.5%
Consumer Staples	1.7%
Energy	0.4%
Financials	3.0%
Health Care	34.4%
Industrials	24.1%
Information Technology	26.0%
Materials	0.1%
Utilities	0.5%
Short-Term Investments and Other Net Assets	0.2%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Small Cap Growth Fund
Alger Small Cap Growth Fund
Class Z / ASCZX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class Z / ASCZX)	$107	1.00%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Growth Fund Class Z returned 13.08% for the fiscal twelve-month period ended October 31, 2025, compared to the 18.81% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Staples and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, Nebius Group N.V., Joby Aviation, Inc., Tutor Perini Corp., Guardant Health, Inc., and Astera Labs, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Infrormation Technology and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Impulse Dynamics PLC, RH, Vaxcyte, Inc., Portillo's, Inc., and Larimar Therapeutics, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Growth Fund Class Z	13.08%	0.45%	9.45%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$202,992,944
Total number of portfolio holdings[1]	105
Portfolio turnover rate	37.93%
Total advisory fees paid	$1,718,033
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	1.1%
Consumer Discretionary	8.5%
Consumer Staples	1.7%
Energy	0.4%
Financials	3.0%
Health Care	34.4%
Industrials	24.1%
Information Technology	26.0%
Materials	0.1%
Utilities	0.5%
Short-Term Investments and Other Net Assets	0.2%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Small Cap Growth Fund
Alger Small Cap Focus Fund
Class A / AOFAX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class A / AOFAX)	$142	1.30%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Focus Fund Class A, excluding sales load, returned 18.33% for the fiscal twelve-month period ended October 31, 2025, compared to the 18.81% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Health Care and Industrials. The largest sector overweight was Health Care and the largest sector underweight was Financials.
Contributors to Performance
The Health Care and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, Tutor Perini Corp., GeneDx Holdings Corp., Nebius Group N.V., Talen Energy Corp., and RBC Bearings Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Glaukos Corp., Portillo's, Inc., Clearwater Analytics Holdings, Inc., CareDx, Inc., and Vertex, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Focus Fund Class A	12.60%	(3.40)%	7.70%
Alger Small Cap Focus Fund Class A—excluding sales load	18.83%	(2.35)%	8.29%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$924,114,491
Total number of portfolio holdings[1]	51
Portfolio turnover rate	88.45%
Total advisory fees paid	$7,592,747
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Consumer Discretionary	5.1%
Financials	5.0%
Health Care	37.7%
Industrials	29.1%
Information Technology	17.4%
Utilities	2.8%
Short-Term Investments and Other Net Assets	2.9%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Small Cap Focus Fund
Alger Small Cap Focus Fund
Class C / AOFCX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class C / AOFCX)	$218	2.00%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Focus Fund Class C, excluding contingent deferred sales charges, returned 17.98% for the fiscal twelve-month period ended October 31, 2025, compared to the 18.81% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Health Care and Industrials. The largest sector overweight was Health Care and the largest sector underweight was Financials.
Contributors to Performance
The Health Care and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, Tutor Perini Corp., GeneDx Holdings Corp., Nebius Group N.V., Talen Energy Corp., and RBC Bearings Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Glaukos Corp., Portillo's, Inc., Clearwater Analytics Holdings, Inc., CareDx, Inc., and Vertex, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Focus Fund Class C	16.98%	(3.00)%	7.69%
Alger Small Cap Focus Fund Class C—excluding contingent deferred sales charges	17.98%	(3.00)%	7.69%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$924,114,491
Total number of portfolio holdings[1]	51
Portfolio turnover rate	88.45%
Total advisory fees paid	$7,592,747
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Consumer Discretionary	5.1%
Financials	5.0%
Health Care	37.7%
Industrials	29.1%
Information Technology	17.4%
Utilities	2.8%
Short-Term Investments and Other Net Assets	2.9%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Small Cap Focus Fund
Alger Small Cap Focus Fund
Class I / AOFIX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class I / AOFIX)	$134	1.22%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Focus Fund Class I returned 18.94% for the fiscal twelve-month period ended October 31, 2025, compared to the 18.81% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Health Care and Industrials. The largest sector overweight was Health Care and the largest sector underweight was Financials.
Contributors to Performance
The Health Care and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, Tutor Perini Corp., GeneDx Holdings Corp., Nebius Group N.V., Talen Energy Corp., and RBC Bearings Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Glaukos Corp., Portillo's, Inc., Clearwater Analytics Holdings, Inc., CareDx, Inc., and Vertex, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Focus Fund Class I	18.94%	(2.23)%	8.37%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$924,114,491
Total number of portfolio holdings[1]	51
Portfolio turnover rate	88.45%
Total advisory fees paid	$7,592,747
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Sector Allocation †
Equities
Consumer Discretionary	5.1%
Financials	5.0%
Health Care	37.7%
Industrials	29.1%
Information Technology	17.4%
Utilities	2.8%
Short-Term Investments and Other Net Assets	2.9%
100.0%
†	Based on net assets

Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Small Cap Focus Fund
Alger Small Cap Focus Fund
Class Y / AOFYX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class Y / AOFYX)	$94	0.86%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Focus Fund Class Y returned 19.38% for the fiscal twelve-month period ended October 31, 2025, compared to the 18.81% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Health Care and Industrials. The largest sector overweight was Health Care and the largest sector underweight was Financials.
Contributors to Performance
The Health Care and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, Tutor Perini Corp., GeneDx Holdings Corp., Nebius Group N.V., Talen Energy Corp., and RBC Bearings Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Glaukos Corp., Portillo's, Inc., Clearwater Analytics Holdings, Inc., CareDx, Inc., and Vertex, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Y shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	Since Inception 2/28/17
Alger Small Cap Focus Fund Class Y	19.38%	(1.91)%	8.39%
Russell 2000 Growth Index	18.81%	8.94%	9.49%
S&P 500 Index	21.45%	17.64%	14.95%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$924,114,491
Total number of portfolio holdings[1]	51
Portfolio turnover rate	88.45%
Total advisory fees paid	$7,592,747
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Consumer Discretionary	5.1%
Financials	5.0%
Health Care	37.7%
Industrials	29.1%
Information Technology	17.4%
Utilities	2.8%
Short-Term Investments and Other Net Assets	2.9%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Small Cap Focus Fund
Alger Small Cap Focus Fund
Class Z / AGOZX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class Z / AGOZX)	$97	0.88%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Focus Fund Class Z returned 19.33% for the fiscal twelve-month period ended October 31, 2025, compared to the 18.81% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Health Care and Industrials. The largest sector overweight was Health Care and the largest sector underweight was Financials.
Contributors to Performance
The Health Care and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, Tutor Perini Corp., GeneDx Holdings Corp., Nebius Group N.V., Talen Energy Corp., and RBC Bearings Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Glaukos Corp., Portillo's, Inc., Clearwater Analytics Holdings, Inc., CareDx, Inc., and Vertex, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Focus Fund Class Z	19.33%	(1.93)%	8.70%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$924,114,491
Total number of portfolio holdings[1]	51
Portfolio turnover rate	88.45%
Total advisory fees paid	$7,592,747
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Consumer Discretionary	5.1%
Financials	5.0%
Health Care	37.7%
Industrials	29.1%
Information Technology	17.4%
Utilities	2.8%
Short-Term Investments and Other Net Assets	2.9%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Small Cap Focus Fund
Alger Weatherbie Specialized Growth Fund
Class A / ALMAX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class A / ALMAX)	$133	1.30%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Weatherbie Specialized Growth Fund Class A, excluding sales load, excluding sales load, generated a 5.02% return for the fiscal twelve-month period ended October 31, 2025, compared to the 15.78% return of the Russell 2500 Growth Index. During the reporting period, the largest sector weightings were Industrials and Health Care. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Consumer Discretionary and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, Natera, Inc., Kratos Defense & Security Solutions, Inc., Sterling Infrastructure, Inc., Artivion, Inc., and VSE Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Neogen Corp., Tandem Diabetes Care, Inc., RXO, Inc., SPS Commerce, Inc., and Hamilton Lane Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Weatherbie Specialized Growth Fund Class A	(0.51)%	(0.67)%	8.58%
Alger Weatherbie Specialized Growth Fund Class A—excluding sales load	5.02%	0.41%	9.17%
Russell 2500 Growth Index	15.78%	8.05%	10.65%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$329,588,859
Total number of portfolio holdings[1]	50
Portfolio turnover rate	68.65%
Total advisory fees paid	$3,244,343
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Consumer Discretionary	6.9%
Financials	11.8%
Health Care	27.5%
Industrials	34.1%
Information Technology	11.6%
Real Estate	6.1%
Short-Term Investments and Other Net Assets	2.0%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Weatherbie Specialized Growth Fund
Alger Weatherbie Specialized Growth Fund
Class C / ALMCX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class C / ALMCX)	$212	2.08%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Weatherbie Specialized Growth Fund Class C, excluding contingent deferred sales charges, generated a 4.19% return for the fiscal twelve-month period ended October 31, 2025, compared to the 15.78% return of the Russell 2500 Growth Index. During the reporting period, the largest sector weightings were Industrials and Health Care. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Consumer Discretionary and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, Natera, Inc., Kratos Defense & Security Solutions, Inc., Sterling Infrastructure, Inc., Artivion, Inc., and VSE Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Neogen Corp., Tandem Diabetes Care, Inc., RXO, Inc., SPS Commerce, Inc., and Hamilton Lane Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Weatherbie Specialized Growth Fund Class C	3.19%	(0.36)%	8.49%
Alger Weatherbie Specialized Growth Fund Class C—excluding contingent deferred sales charges	4.19%	(0.36)%	8.49%
Russell 2500 Growth Index	15.78%	8.05%	10.65%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$329,588,859
Total number of portfolio holdings[1]	50
Portfolio turnover rate	68.65%
Total advisory fees paid	$3,244,343
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Consumer Discretionary	6.9%
Financials	11.8%
Health Care	27.5%
Industrials	34.1%
Information Technology	11.6%
Real Estate	6.1%
Short-Term Investments and Other Net Assets	2.0%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Weatherbie Specialized Growth Fund
Alger Weatherbie Specialized Growth Fund
Class I / ASIMX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class I / ASIMX)	$137	1.34%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Weatherbie Specialized Growth Fund Class I generated a 5.00% return for the fiscal twelve-month period ended October 31, 2025, compared to the 15.78% return of the Russell 2500 Growth Index. During the reporting period, the largest sector weightings were Industrials and Health Care. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Consumer Discretionary and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, Natera, Inc., Kratos Defense & Security Solutions, Inc., Sterling Infrastructure, Inc., Artivion, Inc., and VSE Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Neogen Corp., Tandem Diabetes Care, Inc., RXO, Inc., SPS Commerce, Inc., and Hamilton Lane Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Weatherbie Specialized Growth Fund Class I	5.00%	0.40%	9.18%
Russell 2500 Growth Index	15.78%	8.05%	10.65%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$329,588,859
Total number of portfolio holdings[1]	50
Portfolio turnover rate	68.65%
Total advisory fees paid	$3,244,343
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Consumer Discretionary	6.9%
Financials	11.8%
Health Care	27.5%
Industrials	34.1%
Information Technology	11.6%
Real Estate	6.1%
Short-Term Investments and Other Net Assets	2.0%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Weatherbie Specialized Growth Fund
Alger Weatherbie Specialized Growth Fund
Class Y / ASYMX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class Y / ASYMX)	$90	0.88%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Weatherbie Specialized Growth Fund Class Y generated a 5.41% return for the fiscal twelve-month period ended October 31, 2025, compared to the 15.78% return of the Russell 2500 Growth Index. During the reporting period, the largest sector weightings were Industrials and Health Care. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Consumer Discretionary and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, Natera, Inc., Kratos Defense & Security Solutions, Inc., Sterling Infrastructure, Inc., Artivion, Inc., and VSE Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Neogen Corp., Tandem Diabetes Care, Inc., RXO, Inc., SPS Commerce, Inc., and Hamilton Lane Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Y shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	Since Inception 8/30/17
Alger Weatherbie Specialized Growth Fund Class Y	5.41%	0.80%	8.71%
Russell 2500 Growth Index	15.78%	8.05%	10.67%
S&P 500 Index	21.45%	17.64%	15.24%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$329,588,859
Total number of portfolio holdings[1]	50
Portfolio turnover rate	68.65%
Total advisory fees paid	$3,244,343
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Consumer Discretionary	6.9%
Financials	11.8%
Health Care	27.5%
Industrials	34.1%
Information Technology	11.6%
Real Estate	6.1%
Short-Term Investments and Other Net Assets	2.0%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Weatherbie Specialized Growth Fund
Alger Weatherbie Specialized Growth Fund
Class Z / ASMZX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class Z / ASMZX)	$99	0.96%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Weatherbie Specialized Growth Fund Class Z generated a 5.37% return for the fiscal twelve-month period ended October 31, 2025, compared to the 15.78% return of the Russell 2500 Growth Index. During the reporting period, the largest sector weightings were Industrials and Health Care. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Consumer Discretionary and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, Natera, Inc., Kratos Defense & Security Solutions, Inc., Sterling Infrastructure, Inc., Artivion, Inc., and VSE Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Neogen Corp., Tandem Diabetes Care, Inc., RXO, Inc., SPS Commerce, Inc., and Hamilton Lane Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Weatherbie Specialized Growth Fund Class Z	5.37%	0.75%	9.53%
Russell 2500 Growth Index	15.78%	8.05%	10.65%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$329,588,859
Total number of portfolio holdings[1]	50
Portfolio turnover rate	68.65%
Total advisory fees paid	$3,244,343
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Consumer Discretionary	6.9%
Financials	11.8%
Health Care	27.5%
Industrials	34.1%
Information Technology	11.6%
Real Estate	6.1%
Short-Term Investments and Other Net Assets	2.0%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Weatherbie Specialized Growth Fund
Alger International Opportunities Fund
Class A / ALGAX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class A / ALGAX)	$137	1.25%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger International Opportunities Fund Class A, excluding sales load, recorded a 18.88% return for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the MSCI ACWI ex USA. During the reporting period, the largest sector weightings were Financials and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, SK hynix Inc., Taiwan Semiconductor Manufacturing Co., Ltd., Shopify, Inc., CaixaBank SA, and Nebius Group N.V. were the top five contributors to absolute performance
Detractors from Performance
The Financials and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Meituan, PT Bank Central Asia Tbk, ICG PLC, Vista Energy SAB de CV, and Nippon Sanso Holdings Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Rising AI Demand	Positive	Strong equity market performance across Asia was driven by robust artificial intelligence ("AI") and cloud computing demand. Semiconductor suppliers also benefited from rising AI capital expenditure plans from major U.S. technology companies.
Structural Policy Reforms in Europe & Asia	Positive	Governments across Europe and Asia shifted from austerity to pro-growth policies following several elections. These policy initiatives included fiscal stimulus and streamlined regulations. These measures improved corporate profitability prospects and signaled a more capital-friendly environment for international equities generally.
Aggressive Reciprocal Tariffs	Negative	Broad reciprocal tariffs introduced by the U.S. in early April 2025 triggered retaliatory threats; the European Union and China quickly prepared counter measures, reviving fears of a wider trade war and clouding the outlook for export-oriented economies. This uncertainty also caused the U.S. dollar ("USD") to weaken against major currencies like the Euro, negatively impacting international companies earning profits in USD, as these profits became less valuable when converted to their home currencies.
Headwinds for Health Care Stocks	Negative	Non-U.S. Health Care stocks underperformed the MSCI ACWI ex USA due to regulatory pressures, pricing challenges, and weaker growth expectations in key international markets. Additionally, the sector faced headwinds from currency volatility and trade uncertainties, which dampened investor sentiment.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger International Opportunities Fund Class A	12.63%	5.76%	6.25%
Alger International Opportunities Fund Class A—excluding sales load	18.88%	6.91%	6.82%
MSCI ACWI ex USA	25.62%	11.75%	8.20%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$174,538,972
Total number of portfolio holdings[1]	40
Portfolio turnover rate	92.29%
Total advisory fees paid	$1,117,432
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Geographical Allocation †
Belgium	3.0%
Brazil	5.0%
Canada	7.1%
China	7.1%
Denmark	3.0%
France	2.2%
Germany	9.1%
Greece	2.4%
India	1.8%
Indonesia	2.2%
Italy	2.6%
Japan	17.8%
Netherlands	3.9%
Norway	1.5%
Singapore	1.2%
South Korea	3.7%
Spain	3.7%
Switzerland	1.5%
Taiwan	6.3%
United Kingdom	9.9%
United States	3.9%
Short-Term Investments and Net Other Assets	1.1%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger International Opportunities Fund
Alger International Opportunities Fund
Class B / AFGPX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class B / AFGPX)	$142	1.30%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger International Opportunities Fund Class B recorded a 18.80% return for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the MSCI ACWI ex USA. During the reporting period, the largest sector weightings were Financials and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, SK hynix Inc., Taiwan Semiconductor Manufacturing Co., Ltd., Shopify, Inc., CaixaBank SA, and Nebius Group N.V. were the top five contributors to absolute performance
Detractors from Performance
The Financials and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Meituan, PT Bank Central Asia Tbk, ICG PLC, Vista Energy SAB de CV, and Nippon Sanso Holdings Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Rising AI Demand	Positive	Strong equity market performance across Asia was driven by robust artificial intelligence ("AI") and cloud computing demand. Semiconductor suppliers also benefited from rising AI capital expenditure plans from major U.S. technology companies.
Structural Policy Reforms in Europe & Asia	Positive	Governments across Europe and Asia shifted from austerity to pro-growth policies following several elections. These policy initiatives included fiscal stimulus and streamlined regulations. These measures improved corporate profitability prospects and signaled a more capital-friendly environment for international equities generally.
Aggressive Reciprocal Tariffs	Negative	Broad reciprocal tariffs introduced by the U.S. in early April 2025 triggered retaliatory threats; the European Union and China quickly prepared counter measures, reviving fears of a wider trade war and clouding the outlook for export-oriented economies. This uncertainty also caused the U.S. dollar ("USD") to weaken against major currencies like the Euro, negatively impacting international companies earning profits in USD, as these profits became less valuable when converted to their home currencies.
Headwinds for Health Care Stocks	Negative	Non-U.S. Health Care stocks underperformed the MSCI ACWI ex USA due to regulatory pressures, pricing challenges, and weaker growth expectations in key international markets. Additionally, the sector faced headwinds from currency volatility and trade uncertainties, which dampened investor sentiment.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class B shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger International Opportunities Fund Class B	14.80%	6.75%	6.60%
Alger International Opportunities Fund Class B—excluding contingent deferred sales charges	18.80%	6.91%	6.60%
MSCI ACWI ex USA	25.62%	11.75%	8.20%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$174,538,972
Total number of portfolio holdings[1]	40
Portfolio turnover rate	92.29%
Total advisory fees paid	$1,117,432
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Geographical Allocation †
Belgium	3.0%
Brazil	5.0%
Canada	7.1%
China	7.1%
Denmark	3.0%
France	2.2%
Germany	9.1%
Greece	2.4%
India	1.8%
Indonesia	2.2%
Italy	2.6%
Japan	17.8%
Netherlands	3.9%
Norway	1.5%
Singapore	1.2%
South Korea	3.7%
Spain	3.7%
Switzerland	1.5%
Taiwan	6.3%
United Kingdom	9.9%
United States	3.9%
Short-Term Investments and Net Other Assets	1.1%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger International Opportunities Fund
Alger International Opportunities Fund
Class C / ALGCX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class C / ALGCX)	$227	2.08%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger International Opportunities Fund Class C, excluding contingent deferred sales charges, recorded a 17.90% return for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the MSCI ACWI ex USA. During the reporting period, the largest sector weightings were Financials and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, SK hynix Inc., Taiwan Semiconductor Manufacturing Co., Ltd., Shopify, Inc., CaixaBank SA, and Nebius Group N.V. were the top five contributors to absolute performance
Detractors from Performance
The Financials and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Meituan, PT Bank Central Asia Tbk, ICG PLC, Vista Energy SAB de CV, and Nippon Sanso Holdings Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Rising AI Demand	Positive	Strong equity market performance across Asia was driven by robust artificial intelligence ("AI") and cloud computing demand. Semiconductor suppliers also benefited from rising AI capital expenditure plans from major U.S. technology companies.
Structural Policy Reforms in Europe & Asia	Positive	Governments across Europe and Asia shifted from austerity to pro-growth policies following several elections. These policy initiatives included fiscal stimulus and streamlined regulations. These measures improved corporate profitability prospects and signaled a more capital-friendly environment for international equities generally.
Aggressive Reciprocal Tariffs	Negative	Broad reciprocal tariffs introduced by the U.S. in early April 2025 triggered retaliatory threats; the European Union and China quickly prepared counter measures, reviving fears of a wider trade war and clouding the outlook for export-oriented economies. This uncertainty also caused the U.S. dollar ("USD") to weaken against major currencies like the Euro, negatively impacting international companies earning profits in USD, as these profits became less valuable when converted to their home currencies.
Headwinds for Health Care Stocks	Negative	Non-U.S. Health Care stocks underperformed the MSCI ACWI ex USA due to regulatory pressures, pricing challenges, and weaker growth expectations in key international markets. Additionally, the sector faced headwinds from currency volatility and trade uncertainties, which dampened investor sentiment.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger International Opportunities Fund Class C	16.90%	6.08%	6.13%
Alger International Opportunities Fund Class C—excluding contingent deferred sales charges	17.90%	6.08%	6.13%
MSCI ACWI ex USA	25.62%	11.75%	8.20%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$174,538,972
Total number of portfolio holdings[1]	40
Portfolio turnover rate	92.29%
Total advisory fees paid	$1,117,432
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Geographical Allocation †
Belgium	3.0%
Brazil	5.0%
Canada	7.1%
China	7.1%
Denmark	3.0%
France	2.2%
Germany	9.1%
Greece	2.4%
India	1.8%
Indonesia	2.2%
Italy	2.6%
Japan	17.8%
Netherlands	3.9%
Norway	1.5%
Singapore	1.2%
South Korea	3.7%
Spain	3.7%
Switzerland	1.5%
Taiwan	6.3%
United Kingdom	9.9%
United States	3.9%
Short-Term Investments and Net Other Assets	1.1%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger International Opportunities Fund
Alger International Opportunities Fund
Class I / AIGIX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class I / AIGIX)	$139	1.27%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger International Opportunities Fund Class I recorded a 18.85% return for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the MSCI ACWI ex USA. During the reporting period, the largest sector weightings were Financials and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, SK hynix Inc., Taiwan Semiconductor Manufacturing Co., Ltd., Shopify, Inc., CaixaBank SA, and Nebius Group N.V. were the top five contributors to absolute performance
Detractors from Performance
The Financials and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Meituan, PT Bank Central Asia Tbk, ICG PLC, Vista Energy SAB de CV, and Nippon Sanso Holdings Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Rising AI Demand	Positive	Strong equity market performance across Asia was driven by robust artificial intelligence ("AI") and cloud computing demand. Semiconductor suppliers also benefited from rising AI capital expenditure plans from major U.S. technology companies.
Structural Policy Reforms in Europe & Asia	Positive	Governments across Europe and Asia shifted from austerity to pro-growth policies following several elections. These policy initiatives included fiscal stimulus and streamlined regulations. These measures improved corporate profitability prospects and signaled a more capital-friendly environment for international equities generally.
Aggressive Reciprocal Tariffs	Negative	Broad reciprocal tariffs introduced by the U.S. in early April 2025 triggered retaliatory threats; the European Union and China quickly prepared counter measures, reviving fears of a wider trade war and clouding the outlook for export-oriented economies. This uncertainty also caused the U.S. dollar ("USD") to weaken against major currencies like the Euro, negatively impacting international companies earning profits in USD, as these profits became less valuable when converted to their home currencies.
Headwinds for Health Care Stocks	Negative	Non-U.S. Health Care stocks underperformed the MSCI ACWI ex USA due to regulatory pressures, pricing challenges, and weaker growth expectations in key international markets. Additionally, the sector faced headwinds from currency volatility and trade uncertainties, which dampened investor sentiment.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger International Opportunities Fund Class I	18.85%	6.92%	6.94%
MSCI ACWI ex USA	25.62%	11.75%	8.20%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$174,538,972
Total number of portfolio holdings[1]	40
Portfolio turnover rate	92.29%
Total advisory fees paid	$1,117,432
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Geographical Allocation †
Belgium	3.0%
Brazil	5.0%
Canada	7.1%
China	7.1%
Denmark	3.0%
France	2.2%
Germany	9.1%
Greece	2.4%
India	1.8%
Indonesia	2.2%
Italy	2.6%
Japan	17.8%
Netherlands	3.9%
Norway	1.5%
Singapore	1.2%
South Korea	3.7%
Spain	3.7%
Switzerland	1.5%
Taiwan	6.3%
United Kingdom	9.9%
United States	3.9%
Short-Term Investments and Net Other Assets	1.1%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger International Opportunities Fund
Alger International Opportunities Fund
Class Z / ALCZX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class Z / ALCZX)	$94	0.86%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger International Opportunities Fund Class Z recorded a 19.32% return for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the MSCI ACWI ex USA. During the reporting period, the largest sector weightings were Financials and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, SK hynix Inc., Taiwan Semiconductor Manufacturing Co., Ltd., Shopify, Inc., CaixaBank SA, and Nebius Group N.V. were the top five contributors to absolute performance
Detractors from Performance
The Financials and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Meituan, PT Bank Central Asia Tbk, ICG PLC, Vista Energy SAB de CV, and Nippon Sanso Holdings Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Rising AI Demand	Positive	Strong equity market performance across Asia was driven by robust artificial intelligence ("AI") and cloud computing demand. Semiconductor suppliers also benefited from rising AI capital expenditure plans from major U.S. technology companies.
Structural Policy Reforms in Europe & Asia	Positive	Governments across Europe and Asia shifted from austerity to pro-growth policies following several elections. These policy initiatives included fiscal stimulus and streamlined regulations. These measures improved corporate profitability prospects and signaled a more capital-friendly environment for international equities generally.
Aggressive Reciprocal Tariffs	Negative	Broad reciprocal tariffs introduced by the U.S. in early April 2025 triggered retaliatory threats; the European Union and China quickly prepared counter measures, reviving fears of a wider trade war and clouding the outlook for export-oriented economies. This uncertainty also caused the U.S. dollar ("USD") to weaken against major currencies like the Euro, negatively impacting international companies earning profits in USD, as these profits became less valuable when converted to their home currencies.
Headwinds for Health Care Stocks	Negative	Non-U.S. Health Care stocks underperformed the MSCI ACWI ex USA due to regulatory pressures, pricing challenges, and weaker growth expectations in key international markets. Additionally, the sector faced headwinds from currency volatility and trade uncertainties, which dampened investor sentiment.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger International Opportunities Fund Class Z	19.32%	7.34%	7.28%
MSCI ACWI ex USA	25.62%	11.75%	8.20%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$174,538,972
Total number of portfolio holdings[1]	40
Portfolio turnover rate	92.29%
Total advisory fees paid	$1,117,432
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Geographical Allocation †
Belgium	3.0%
Brazil	5.0%
Canada	7.1%
China	7.1%
Denmark	3.0%
France	2.2%
Germany	9.1%
Greece	2.4%
India	1.8%
Indonesia	2.2%
Italy	2.6%
Japan	17.8%
Netherlands	3.9%
Norway	1.5%
Singapore	1.2%
South Korea	3.7%
Spain	3.7%
Switzerland	1.5%
Taiwan	6.3%
United Kingdom	9.9%
United States	3.9%
Short-Term Investments and Net Other Assets	1.1%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger International Opportunities Fund
Alger International Small Cap Fund
Class A / AFAIX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger International Small Cap Fund (“Fund”) for the period of June 30, 2025 (commencement of investment operations) to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs since inception?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Small Cap Fund (Class A / AFAIX)	$40(a)	1.20%
(a)	The Fund commenced investment operations on June 30, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger International Small Cap Fund Class A, excluding sales load, returned -1.70% from its June 30, 2025, inception date to October 31, 2025, compared to the 6.65% return of the MSCI World ex USA Small Cap Index. During the reporting period, the largest sector weightings were Financials and Industrials. During the reporting period, the largest sector weightings were Industrials and Financials. The largest sector overweight was Industrials and the largest sector underweight was Real Estate.
Contributors to Performance
The Industrials sector was the largest contributor to relative performance. Regarding individual positions, Silex Systems Ltd., JTC PLC, Technogym S.p.A., Friedrich Vorwerk Group SE, and tonies SE were the top five contributors to absolute performance.
Detractors from Performance
The Communication Services and Materials sectors were the largest detractors from relative performance. Regarding individual positions, Oddity Tech Ltd., CTS Eventim AG & Co. KGaA, Round One Corp., Baltic Classifieds Group PLC, and Wienerberger AG were the top five detractors from absolute performance.
INTERNATIONAL FACTOR	IMPACT	SUMMARY
Structural Policy Reforms in Europe & Asia	Positive	Governments across Europe and Asia shifted from austerity to pro-growth policies following several elections. These policy initiatives included fiscal stimulus and streamlined regulations. These measures improved corporate profitability prospects and signaled a more capital-friendly environment for international equities generally.
Headwinds for Health Care Stocks	Negative	Non-U.S. Health Care stocks underperformed the MSCI World ex USA Small Cap due to regulatory pressures, pricing challenges, and weaker growth expectations in key international markets. Additionally, the sector faced headwinds from currency volatility and trade uncertainties, which dampened investor sentiment.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal period of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	Since Inception 6/30/25
Alger International Small Cap Fund Class A	(6.82)%
Alger International Small Cap Fund Class A—excluding sales load	(1.70)%
MSCI WORLD ex USA Small Cap	6.64%
MSCI ACWI ex USA	9.21%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal period ended October 31, 2025.
Fund net assets	$2,173,058
Total number of portfolio holdings[1]	46
Portfolio turnover rate	26.07%
Total advisory fees paid	$5,223
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Geographical Allocation †
Australia	3.2%
Austria	2.4%
Belgium	2.2%
Brazil	3.2%
Canada	5.7%
Denmark	2.8%
France	2.5%
Germany	10.3%
Hong Kong	1.6%
Israel	2.9%
Italy	9.6%
Japan	25.9%
Spain	2.8%
Sweden	3.9%
Switzerland	2.5%
United Kingdom	15.9%
Short-Term Investments and Net Other Assets	2.6%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger International Small Cap Fund
Alger International Small Cap Fund
Class Z / AZISX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger International Small Cap Fund (“Fund”) for the period of June 30, 2025 (commencement of investment operations) to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs since inception?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Small Cap Fund (Class Z / AZISX)	$29(a)	0.85%
(a)	The Fund commenced investment operations on June 30, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger International Small Cap Fund Class Z returned -1.60% from its June 30, 2025, inception date to October 31, 2025, compared to the 6.65% return of the MSCI World ex USA Small Cap Index. During the reporting period, the largest sector weightings were Financials and Industrials. During the reporting period, the largest sector weightings were Industrials and Financials. The largest sector overweight was Industrials and the largest sector underweight was Real Estate.
Contributors to Performance
The Industrials sector was the largest contributor to relative performance. Regarding individual positions, Silex Systems Ltd., JTC PLC, Technogym S.p.A., Friedrich Vorwerk Group SE, and tonies SE were the top five contributors to absolute performance.
Detractors from Performance
The Communication Services and Materials sectors were the largest detractors from relative performance. Regarding individual positions, Oddity Tech Ltd., CTS Eventim AG & Co. KGaA, Round One Corp., Baltic Classifieds Group PLC, and Wienerberger AG were the top five detractors from absolute performance.
INTERNATIONAL FACTOR	IMPACT	SUMMARY
Structural Policy Reforms in Europe & Asia	Positive	Governments across Europe and Asia shifted from austerity to pro-growth policies following several elections. These policy initiatives included fiscal stimulus and streamlined regulations. These measures improved corporate profitability prospects and signaled a more capital-friendly environment for international equities generally.
Headwinds for Health Care Stocks	Negative	Non-U.S. Health Care stocks underperformed the MSCI World ex USA Small Cap due to regulatory pressures, pricing challenges, and weaker growth expectations in key international markets. Additionally, the sector faced headwinds from currency volatility and trade uncertainties, which dampened investor sentiment.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal period of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2025)	Since Inception 6/30/25
Alger International Small Cap Fund Class Z	(1.60)%
MSCI WORLD ex USA Small Cap	6.64%
MSCI ACWI ex USA	9.21%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal period ended October 31, 2025.
Fund net assets	$2,173,058
Total number of portfolio holdings[1]	46
Portfolio turnover rate	26.07%
Total advisory fees paid	$5,223
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Geographical Allocation †
Australia	3.2%
Austria	2.4%
Belgium	2.2%
Brazil	3.2%
Canada	5.7%
Denmark	2.8%
France	2.5%
Germany	10.3%
Hong Kong	1.6%
Israel	2.9%
Italy	9.6%
Japan	25.9%
Spain	2.8%
Sweden	3.9%
Switzerland	2.5%
United Kingdom	15.9%
Short-Term Investments and Net Other Assets	2.6%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger International Small Cap Fund
Alger Health Sciences Fund
Class A / AHSAX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Health Sciences Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Health Sciences Fund (Class A / AHSAX)	$116	1.17%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Health Sciences Fund Class A, excluding sales load, returned -2.31% for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the S&P 500 Index and the 0.41% return of the Russell 3000 Health Care Index.
Contributors to Performance
Regarding individual positions, Nektar Therapeutics, Cardinal Health, Inc., Cidara Therapeutics, Inc., Insmed Inc., and Sandoz Group Ltd. were the top five contributors to absolute performance.
Detractors from Performance
Regarding individual positions, Impulse Dynamics PLC, UnitedHealth Group Inc., Eli Lilly and Co., Amgen Inc., and CorVel Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Greater Clarity on Drug Pricing	Positive	Earlier in the period, fears around aggressive pricing reforms—such as Most favored nation ("MFN") rules—created risk that future revenues for biopharmaceutical companies could be negatively impacted. When policy direction became clearer and less disruptive than expected, investors gained more earnings visibility. This shift lowered perceived regulatory risk, supported more predictable cash flows, and allowed valuations to normalize, which helped drive a rebound in biopharmaceutical equities.
Higher Managed Care Utilization	Negative	Managed care companies saw rising utilization rates, as more patients were using services under cost-controlled plans. This pressured margins for providers and drugmakers as managed care typically negotiates aggressively on pricing.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Health Sciences Fund Class A	(7.44)%	(2.05)%	6.21%
Alger Health Sciences Fund Class A—excluding sales load	(2.31)%	(0.99)%	6.79%
Russell 3000 Healthcare Index	0.41%	7.44%	8.95%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$64,008,752
Total number of portfolio holdings[1]	51
Portfolio turnover rate	289.28%
Total advisory fees paid	$409,486
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Financials	0.4%
Health Care	95.1%
Real Estate	4.3%
Short-Term Investments and Other Net Assets	0.2%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Health Sciences Fund
Alger Health Sciences Fund
Class C / AHSCX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Health Sciences Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Health Sciences Fund (Class C / AHSCX)	$193	1.96%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Health Sciences Fund Class C, excluding contingent deferred sales charges, returned -3.07% for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the S&P 500 Index and the 0.41% return of the Russell 3000 Health Care Index.
Contributors to Performance
Regarding individual positions, Nektar Therapeutics, Cardinal Health, Inc., Cidara Therapeutics, Inc., Insmed Inc., and Sandoz Group Ltd. were the top five contributors to absolute performance.
Detractors from Performance
Regarding individual positions, Impulse Dynamics PLC, UnitedHealth Group Inc., Eli Lilly and Co., Amgen Inc., and CorVel Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Greater Clarity on Drug Pricing	Positive	Earlier in the period, fears around aggressive pricing reforms—such as Most favored nation ("MFN") rules—created risk that future revenues for biopharmaceutical companies could be negatively impacted. When policy direction became clearer and less disruptive than expected, investors gained more earnings visibility. This shift lowered perceived regulatory risk, supported more predictable cash flows, and allowed valuations to normalize, which helped drive a rebound in biopharmaceutical equities.
Higher Managed Care Utilization	Negative	Managed care companies saw rising utilization rates, as more patients were using services under cost-controlled plans. This pressured margins for providers and drugmakers as managed care typically negotiates aggressively on pricing.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Health Sciences Fund Class C	(4.04)%	(1.74)%	6.12%
Alger Health Sciences Fund Class C—excluding contingent deferred sales charges	(3.07)%	(1.74)%	6.12%
Russell 3000 Healthcare Index	0.41%	7.44%	8.95%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$64,008,752
Total number of portfolio holdings[1]	51
Portfolio turnover rate	289.28%
Total advisory fees paid	$409,486
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Financials	0.4%
Health Care	95.1%
Real Estate	4.3%
Short-Term Investments and Other Net Assets	0.2%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Health Sciences Fund
Alger Health Sciences Fund
Class Z / AHSZX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Health Sciences Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Health Sciences Fund (Class Z / AHSZX)	$75	0.76%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Health Sciences Fund Class Z returned -1.89% for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the S&P 500 Index and the 0.41% return of the Russell 3000 Health Care Index.
Contributors to Performance
Regarding individual positions, Nektar Therapeutics, Cardinal Health, Inc., Cidara Therapeutics, Inc., Insmed Inc., and Sandoz Group Ltd. were the top five contributors to absolute performance.
Detractors from Performance
Regarding individual positions, Impulse Dynamics PLC, UnitedHealth Group Inc., Eli Lilly and Co., Amgen Inc., and CorVel Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Greater Clarity on Drug Pricing	Positive	Earlier in the period, fears around aggressive pricing reforms—such as Most favored nation ("MFN") rules—created risk that future revenues for biopharmaceutical companies could be negatively impacted. When policy direction became clearer and less disruptive than expected, investors gained more earnings visibility. This shift lowered perceived regulatory risk, supported more predictable cash flows, and allowed valuations to normalize, which helped drive a rebound in biopharmaceutical equities.
Higher Managed Care Utilization	Negative	Managed care companies saw rising utilization rates, as more patients were using services under cost-controlled plans. This pressured margins for providers and drugmakers as managed care typically negotiates aggressively on pricing.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Health Sciences Fund Class Z	(1.89)%	(0.62)%	7.19%
Russell 3000 Healthcare Index	0.41%	7.44%	8.95%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$64,008,752
Total number of portfolio holdings[1]	51
Portfolio turnover rate	289.28%
Total advisory fees paid	$409,486
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Financials	0.4%
Health Care	95.1%
Real Estate	4.3%
Short-Term Investments and Other Net Assets	0.2%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Health Sciences Fund
Alger AI Enablers & Adopters Fund
Class A / AIFAX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class A / AIFAX)	$112	0.85%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger AI Enablers & Adopters Fund Class A, excluding sales load, generated a 64.27% return for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., NVIDIA Corp., Nebius Group N.V., Talen Energy Corp., and Robinhood Markets, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Energy and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, Core Scientific Inc., UnitedHealth Group Inc., DoorDash, Inc., Coherent Corp., and United Airlines Holdings, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed annual periods for the life of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	Since Inception 4/4/24
Alger AI Enablers & Adopters Fund Class A	55.64%	48.00%
Alger AI Enablers & Adopters Fund Class A—excluding sales load	64.27%	53.12%
S&P 500 Index	21.45%	21.35%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$19,565,270
Total number of portfolio holdings[1]	59
Portfolio turnover rate	173.58%
Total advisory fees paid	$37,075
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	15.8%
Consumer Discretionary	14.7%
Financials	3.1%
Health Care	1.5%
Industrials	2.5%
Information Technology	57.0%
Utilities	4.3%
Short-Term Investments and Other Net Assets	1.1%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger AI Enablers & Adopters Fund
Alger AI Enablers & Adopters Fund
Class C / AAICX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class C / AAICX)	$212	1.61%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger AI Enablers & Adopters Fund Class C, excluding contingent deferred sales charges, generated a 63.00% return for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., NVIDIA Corp., Nebius Group N.V., Talen Energy Corp., and Robinhood Markets, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Energy and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, Core Scientific Inc., UnitedHealth Group Inc., DoorDash, Inc., Coherent Corp., and United Airlines Holdings, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed annual periods for the life of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	Since Inception 4/4/24
Alger AI Enablers & Adopters Fund Class C	62.00%	51.96%
Alger AI Enablers & Adopters Fund Class C—excluding contingent deferred sales charges	63.00%	51.96%
S&P 500 Index	21.45%	21.35%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$19,565,270
Total number of portfolio holdings[1]	59
Portfolio turnover rate	173.58%
Total advisory fees paid	$37,075
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	15.8%
Consumer Discretionary	14.7%
Financials	3.1%
Health Care	1.5%
Industrials	2.5%
Information Technology	57.0%
Utilities	4.3%
Short-Term Investments and Other Net Assets	1.1%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger AI Enablers & Adopters Fund
Alger AI Enablers & Adopters Fund
Class I / AIFIX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class I / AIFIX)	$111	0.84%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger AI Enablers & Adopters Fund Class I generated a 64.10% return for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., NVIDIA Corp., Nebius Group N.V., Talen Energy Corp., and Robinhood Markets, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Energy and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, Core Scientific Inc., UnitedHealth Group Inc., DoorDash, Inc., Coherent Corp., and United Airlines Holdings, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed annual periods for the life of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	Since Inception 4/4/24
Alger AI Enablers & Adopters Fund Class I	64.10%	53.01%
S&P 500 Index	21.45%	21.35%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$19,565,270
Total number of portfolio holdings[1]	59
Portfolio turnover rate	173.58%
Total advisory fees paid	$37,075
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	15.8%
Consumer Discretionary	14.7%
Financials	3.1%
Health Care	1.5%
Industrials	2.5%
Information Technology	57.0%
Utilities	4.3%
Short-Term Investments and Other Net Assets	1.1%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger AI Enablers & Adopters Fund
Alger AI Enablers & Adopters Fund
Class Y / AAIYX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class Y / AAIYX)	$81	0.61%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger AI Enablers & Adopters Fund Class Y generated a 64.67% return for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., NVIDIA Corp., Nebius Group N.V., Talen Energy Corp., and Robinhood Markets, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Energy and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, Core Scientific Inc., UnitedHealth Group Inc., DoorDash, Inc., Coherent Corp., and United Airlines Holdings, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed annual periods for the life of Class Y shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	Since Inception 4/4/24
Alger AI Enablers & Adopters Fund Class Y	64.67%	53.52%
S&P 500 Index	21.45%	21.35%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$19,565,270
Total number of portfolio holdings[1]	59
Portfolio turnover rate	173.58%
Total advisory fees paid	$37,075
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	15.8%
Consumer Discretionary	14.7%
Financials	3.1%
Health Care	1.5%
Industrials	2.5%
Information Technology	57.0%
Utilities	4.3%
Short-Term Investments and Other Net Assets	1.1%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger AI Enablers & Adopters Fund
Alger AI Enablers & Adopters Fund
Class Z / AAIZX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class Z / AAIZX)	$81	0.61%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger AI Enablers & Adopters Fund Class Z generated a 64.76% return for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., NVIDIA Corp., Nebius Group N.V., Talen Energy Corp., and Robinhood Markets, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Energy and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, Core Scientific Inc., UnitedHealth Group Inc., DoorDash, Inc., Coherent Corp., and United Airlines Holdings, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed annual periods for the life of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	Since Inception 4/4/24
Alger AI Enablers & Adopters Fund Class Z	64.76%	53.57%
S&P 500 Index	21.45%	21.35%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$19,565,270
Total number of portfolio holdings[1]	59
Portfolio turnover rate	173.58%
Total advisory fees paid	$37,075
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	15.8%
Consumer Discretionary	14.7%
Financials	3.1%
Health Care	1.5%
Industrials	2.5%
Information Technology	57.0%
Utilities	4.3%
Short-Term Investments and Other Net Assets	1.1%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger AI Enablers & Adopters Fund

ITEM 2. CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	Not applicable

(c)	The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)	The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)	Not applicable

(f)	The Registrant’s Code of Ethics is attached as an Exhibit hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant determined that Jay C. Nadel is an audit committee financial expert (within the meaning of that phrase specified in the instructions to Form N-CSR) on the Registrant’s audit committee. Mr. Nadel is an “independent” trustee – i.e., he is not an interested person of the Registrant as defined in the 1940 Act, nor has he accepted directly or indirectly any consulting, advisory or other compensatory fee from the Registrant, other than in his capacity as Trustee

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees:

October 31, 2025	$361,750
October 31, 2024	$327,790

(b) Audit-Related Fees: NONE

(c) Tax Fees for tax advice, tax compliance and tax planning:

October 31, 2025	$70,879
October 31, 2024	$67,719

(d) All Other Fees:

October 31, 2025	$40,660
October 31, 2024	$70,500

Other fees include a review and consent for Registrants registration statement filing and a review of the semi-annual financial statements.

(e) 1) Audit Committee Pre-Approval Policies And Procedures:

Audit and non-audit services provided by the Registrant’s independent registered public accounting firm (the “Auditors”) on behalf the Registrant must be pre-approved by the Audit Committee. Non-audit services provided by the Auditors on behalf of the Registrant’s Investment Adviser or any entity controlling, controlled by, or under common control with the Investment Adviser must be pre-approved by the Audit Committee if such non-audit services directly relate to the operations or financial reporting of the Registrant.

2) All fees in item 4(b) through 4(d) above were approved by the Registrants’ Audit Committee.

(f) Not Applicable

(g) Non-Audit Fees:

October 31, 2025	$282,038,	€103,125
October 31, 2024	$351,512,	€106,362

(h) The audit committee of the board of trustees has considered whether the provision of the non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant that were not approved pursuant to (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
THE ALGER FUNDS
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
October 31, 2025

Table of Contents

THE ALGER FUNDS

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments October 31, 2025

	SHARES	VALUE
COMMON STOCKS—98.6%
AEROSPACE & DEFENSE—1.0%
HEICO Corp.	25,817	$ 8,203,868
HEICO Corp., Cl. A	54,225	13,433,159
TransDigm Group, Inc.	5,055	6,614,518

		28,251,545
APPLICATION SOFTWARE—5.2%
AppLovin Corp., Cl. A*	207,071	131,972,560
Cadence Design Systems, Inc.*	10,166	3,443,123
Palantir Technologies, Inc., Cl. A*	19,836	3,976,523

		139,392,206
AUTOMOBILE MANUFACTURERS—3.2%
Tesla, Inc.*	189,482	86,509,902
AUTOMOTIVE RETAIL—0.2%
Carvana Co.*	17,726	5,433,728
BIOTECHNOLOGY—3.0%
Abivax SA ADR*	128,898	13,201,733
Ascendis Pharma A/S ADR*	31,143	6,278,429
Biogen, Inc.*	63,229	9,754,338
Cidara Therapeutics, Inc.*	50,806	5,550,047
Natera, Inc.*	190,284	37,853,196
uniQure NV*	128,823	8,720,029

		81,357,772
BROADLINE RETAIL—9.7%
Amazon.com, Inc.*	809,715	197,748,598
MercadoLibre, Inc.*	9,447	21,985,625
Sea Ltd. , Cl. A ADR*	261,257	40,821,406

		260,555,629
COAL & CONSUMABLE FUELS—0.3%
Cameco Corp.	80,163	8,193,460
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—0.6%
Rocket Cos., Inc., Cl. A	982,666	16,371,216
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.2%
Caterpillar, Inc.	11,071	6,390,845
CONSTRUCTION MATERIALS—0.2%
Martin Marietta Materials, Inc.	6,989	4,284,956
CONSUMER STAPLES MERCHANDISE RETAIL—0.1%
Walmart, Inc.	28,021	2,835,165
ELECTRIC UTILITIES—0.6%
Constellation Energy Corp.	25,036	9,438,572
NRG Energy, Inc.	38,411	6,601,315

		16,039,887
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—98.6% (CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—1.9%
Eaton Corp. PLC	22,516	$ 8,591,205
Vertiv Holdings Co., Cl. A	214,979	41,460,850

		50,052,055
ENVIRONMENTAL & FACILITIES SERVICES—0.8%
GFL Environmental, Inc.	505,500	22,085,295
FINANCIAL EXCHANGES & DATA—0.6%
S&P Global, Inc.	35,836	17,459,658
HEALTH CARE DISTRIBUTORS—0.3%
Cardinal Health, Inc.	38,246	7,296,189
HEALTHCARE EQUIPMENT—1.5%
Boston Scientific Corp.*	205,038	20,651,427
Intuitive Surgical, Inc.*	39,438	21,070,935

		41,722,362
HEALTHCARE FACILITIES—0.2%
Tenet Healthcare Corp.*	19,228	3,970,390
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—3.8%
Talen Energy Corp.*	191,883	76,710,986
Vistra Corp.	143,252	26,974,351

		103,685,337
INTERACTIVE HOME ENTERTAINMENT—0.6%
Roblox Corp., Cl. A*	143,439	16,311,883
INTERACTIVE MEDIA & SERVICES—8.9%
Alphabet, Inc., Cl. C	289,827	81,679,045
Meta Platforms, Inc., Cl. A	238,856	154,862,287
Tencent Holdings, Ltd. ADR	39,945	3,250,325

		239,791,657
INTERNET SERVICES & INFRASTRUCTURE—1.6%
Cloudflare, Inc., Cl. A*	49,336	12,496,809
MongoDB, Inc., Cl. A*	54,996	19,788,661
Shopify, Inc., Cl. A*	14,017	2,436,995
Snowflake, Inc., Cl. A*	30,294	8,327,215

		43,049,680
INVESTMENT BANKING & BROKERAGE—1.7%
Robinhood Markets, Inc., Cl. A*	307,230	45,095,219
LIFE SCIENCES TOOLS & SERVICES—0.1%
Danaher Corp.	4,930	1,061,823
Repligen Corp.*	18,441	2,748,816

		3,810,639
MOVIES & ENTERTAINMENT—3.7%
Liberty Media Corp. Series C Liberty Formula One*	73,732	7,362,140
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—98.6% (CONT.)
MOVIES & ENTERTAINMENT—3.7% (CONT.)
Netflix, Inc.*	43,795	$ 49,000,474
Roku Inc., Cl. A*	67,553	7,169,400
Spotify Technology SA*	50,695	33,221,447
TKO Group Holdings, Inc., Cl. A	12,717	2,395,883

		99,149,344
PASSENGER AIRLINES—0.2%
United Airlines Holdings, Inc.*	46,248	4,349,162
PHARMACEUTICALS—0.5%
Eli Lilly & Co.	15,044	12,980,866
RESTAURANTS—0.1%
DoorDash, Inc., Cl. A*	11,587	2,947,385
SEMICONDUCTORS—22.6%
Advanced Micro Devices, Inc.*	34,093	8,731,899
Astera Labs, Inc.*	154,924	28,921,212
Broadcom, Inc.	271,912	100,506,832
NVIDIA Corp.	1,876,667	380,006,301
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	309,406	92,954,845

		611,121,089
SYSTEMS SOFTWARE—16.2%
Microsoft Corp.	601,055	311,232,289
Nebius Group NV, Cl. A*	858,241	112,275,088
Oracle Corp.	55,098	14,469,286

		437,976,663
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.2%
Apple, Inc.	547,830	148,116,797
Western Digital Corp.	311,312	46,762,176

		194,878,973
TRADING COMPANIES & DISTRIBUTORS—0.7%
QXO, Inc.*	729,732	12,894,365
United Rentals, Inc.	6,840	5,958,871

		18,853,236
TRANSACTION & PAYMENT PROCESSING SERVICES—1.1%
Visa, Inc., Cl. A	89,457	30,481,578
TOTAL COMMON STOCKS (Cost $830,668,749)		2,662,684,971
PREFERRED STOCKS—1.4%
APPLICATION SOFTWARE—1.4%
Databricks, Inc., Series J(a),*,@	217,533	32,629,950
SB Technology, Inc., Series E(a),*,@	331,992	5,713,582

		38,343,532
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
PREFERRED STOCKS—1.4% (CONT.)
TRANSACTION & PAYMENT PROCESSING SERVICES—0.0%
Chime Financial, Inc., Series G*,@	27,841	$ 478,030
TOTAL PREFERRED STOCKS (Cost $27,758,357)		38,821,562
SPECIAL PURPOSE VEHICLE—0.1%
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Crosslink Ventures C, LLC, Cl. A(b),*,@		1,162,174
(Cost $2,775,000)		1,162,174

Total Investments (Cost $861,202,106)	100.1%	$2,702,668,707
Affiliated Securities (Cost $2,775,000)		1,162,174
Unaffiliated Securities (Cost $858,427,106)		2,701,506,533
Liabilities in Excess of Other Assets	(0.1)%	(1,623,392)
NET ASSETS	100.0%	$2,701,045,315

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 13 - Affiliated Securities.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 10/31/2025
Chime Financial, Inc., Series G	8/24/21	$1,922,972	$478,030	0.0%
Crosslink Ventures C, LLC, Cl. A	10/2/20	2,775,000	1,162,174	0.1%
Databricks, Inc., Series J	12/17/24	20,121,803	32,629,950	1.2%
SB Technology, Inc., Series E	10/23/24	5,713,582	5,713,582	0.2%
Total		$30,533,357	$39,983,736	1.5%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CONCENTRATED EQUITY FUND
Schedule of Investments October 31, 2025

	SHARES	VALUE
COMMON STOCKS—100.9%
AEROSPACE & DEFENSE—2.2%
HEICO Corp., Cl. A	702	$ 173,907
APPLICATION SOFTWARE—4.0%
AppLovin Corp., Cl. A*	505	321,852
AUTOMOBILE MANUFACTURERS—3.7%
Tesla, Inc.*	645	294,481
BIOTECHNOLOGY—1.2%
Natera, Inc.*	470	93,497
BROADLINE RETAIL—10.0%
Amazon.com, Inc.*	2,407	587,838
MercadoLibre, Inc.*	34	79,127
Sea Ltd. , Cl. A ADR*	801	125,156

		792,121
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—0.8%
Rocket Cos., Inc., Cl. A	3,683	61,359
ELECTRIC UTILITIES—2.7%
Constellation Energy Corp.	579	218,283
ENVIRONMENTAL & FACILITIES SERVICES—2.3%
GFL Environmental, Inc.	4,206	183,760
HEALTHCARE EQUIPMENT—1.1%
Intuitive Surgical, Inc.*	165	88,156
HEAVY ELECTRICAL EQUIPMENT—1.0%
GE Vernova, Inc.	139	81,334
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—3.1%
Talen Energy Corp.*	614	245,465
INTERACTIVE HOME ENTERTAINMENT—1.3%
Roblox Corp., Cl. A*	938	106,669
INTERACTIVE MEDIA & SERVICES—9.1%
Alphabet, Inc., Cl. C	1,227	345,793
Meta Platforms, Inc., Cl. A	578	374,746

		720,539
INVESTMENT BANKING & BROKERAGE—1.0%
Robinhood Markets, Inc., Cl. A*	544	79,848
MOVIES & ENTERTAINMENT—4.8%
Liberty Media Corp. Series C Liberty Formula One*	1,393	139,091
Netflix, Inc.*	139	155,521
Spotify Technology SA*	133	87,158

		381,770
PHARMACEUTICALS—0.9%
Eli Lilly & Co.	87	75,069
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CONCENTRATED EQUITY FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—100.9% (CONT.)
SEMICONDUCTORS—27.8%
Astera Labs, Inc.*	827	$ 154,384
Broadcom, Inc.	1,174	433,946
NVIDIA Corp.	6,115	1,238,226
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,278	383,950

		2,210,506
SYSTEMS SOFTWARE—15.8%
Microsoft Corp.	1,679	869,403
Nebius Group NV, Cl. A*	2,932	383,564

		1,252,967
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.1%
Apple, Inc.	1,452	392,577
Western Digital Corp.	621	93,281

		485,858
TRADING COMPANIES & DISTRIBUTORS—2.0%
QXO, Inc.*	9,095	160,709
TOTAL COMMON STOCKS (Cost $5,074,241)		8,028,150
SHORT-TERM SECURITIES—0.5%
MONEY MARKET FUNDS—0.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.95%(a)	40,783	40,783
(Cost $40,783)		40,783

Total Investments (Cost $5,115,024)	101.4%	$8,068,933
Unaffiliated Securities (Cost $5,115,024)		8,068,933
Liabilities in Excess of Other Assets	(1.4)%	(115,158)
NET ASSETS	100.0%	$7,953,775

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of October 31, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments October 31, 2025

	SHARES	VALUE
COMMON STOCKS—94.6%
AEROSPACE & DEFENSE—0.7%
TransDigm Group, Inc.	4,017	$ 5,256,285
APPAREL RETAIL—0.2%
The Gap, Inc.	85,684	1,957,879
APPLICATION SOFTWARE—0.4%
Adobe, Inc.*	10,341	3,519,146
ASSET MANAGEMENT & CUSTODY BANKS—2.7%
Blackrock, Inc.	10,069	10,902,814
Blackstone, Inc.	54,731	8,025,754
Blue Owl Capital, Inc., Cl. A	149,626	2,359,602

		21,288,170
AUTOMOBILE MANUFACTURERS—0.4%
Ferrari NV	7,779	3,142,327
BIOTECHNOLOGY—2.3%
AbbVie, Inc.	54,000	11,774,160
Amgen, Inc.	11,723	3,498,495
Gilead Sciences, Inc.	21,201	2,539,668

		17,812,323
BROADLINE RETAIL—3.1%
Amazon.com, Inc.*	100,519	24,548,750
BUILDING PRODUCTS—0.6%
Johnson Controls International PLC	44,736	5,117,351
CABLE & SATELLITE—0.4%
Comcast Corp., Cl. A	121,494	3,381,785
COMMUNICATIONS EQUIPMENT—0.9%
Cisco Systems, Inc.	99,179	7,250,977
COMPUTER & ELECTRONICS RETAIL—0.3%
Best Buy Co., Inc.	30,662	2,518,577
CONSUMER ELECTRONICS—0.6%
Garmin, Ltd.	20,480	4,381,491
CONSUMER STAPLES MERCHANDISE RETAIL—1.0%
Walmart, Inc.	80,927	8,188,194
COPPER—0.7%
Southern Copper Corp.	39,626	5,500,089
DIVERSIFIED BANKS—5.6%
Bank of America Corp.	186,183	9,951,481
Fifth Third Bancorp	85,058	3,540,114
JPMorgan Chase & Co.	98,851	30,754,523

		44,246,118
ELECTRIC UTILITIES—0.4%
NextEra Energy, Inc.	42,622	3,469,431
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—94.6% (CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—2.0%
Eaton Corp. PLC	40,393	$ 15,412,353
ELECTRONIC COMPONENTS—0.8%
Corning, Inc.	69,210	6,165,227
FINANCIAL EXCHANGES & DATA—0.8%
CME Group, Inc., Cl. A	24,887	6,607,250
FOOD DISTRIBUTORS—0.3%
Sysco Corp.	36,038	2,676,903
HEALTH CARE DISTRIBUTORS—0.8%
Cardinal Health, Inc.	31,763	6,059,427
HEALTHCARE EQUIPMENT—1.1%
Abbott Laboratories	46,094	5,698,141
Medtronic PLC	35,903	3,256,402

		8,954,543
HOME IMPROVEMENT RETAIL—1.6%
The Home Depot, Inc.	33,793	12,827,485
HOUSEHOLD PRODUCTS—1.0%
The Procter & Gamble Co.	52,665	7,919,236
INDUSTRIAL CONGLOMERATES—1.0%
Honeywell International, Inc.	40,692	8,192,520
INDUSTRIAL GASES—0.6%
Air Products & Chemicals, Inc.	20,973	5,087,840
INTEGRATED OIL & GAS—3.2%
Chevron Corp.	59,275	9,348,853
Exxon Mobil Corp.	104,026	11,896,413
TotalEnergies SE ADR	70,891	4,412,256

		25,657,522
INTEGRATED TELECOMMUNICATION SERVICES—0.6%
Verizon Communications, Inc.	120,905	4,804,765
INTERACTIVE MEDIA & SERVICES—10.4%
Alphabet, Inc., Cl. A	126,942	35,694,821
Alphabet, Inc., Cl. C	99,640	28,080,545
Meta Platforms, Inc., Cl. A	27,996	18,151,206

		81,926,572
INVESTMENT BANKING & BROKERAGE—2.7%
Morgan Stanley	129,596	21,253,744
IT CONSULTING & OTHER SERVICES—0.4%
International Business Machines Corp.	9,977	3,067,030
MANAGED HEALTHCARE—0.6%
UnitedHealth Group, Inc.	14,789	5,051,331
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—94.6% (CONT.)
MULTI-UTILITIES—0.9%
Consolidated Edison, Inc.	32,131	$ 3,129,881
Sempra	45,544	4,187,315

		7,317,196
OIL & GAS STORAGE & TRANSPORTATION—0.4%
ONEOK, Inc.	41,222	2,761,874
OTHER SPECIALTY RETAIL—0.3%
Dick's Sporting Goods, Inc.	9,080	2,010,766
PHARMACEUTICALS—3.9%
AstraZeneca PLC ADR	49,030	4,040,072
Bristol-Myers Squibb Co.	63,010	2,902,871
Eli Lilly & Co.	8,087	6,977,949
Johnson & Johnson	42,435	8,014,698
Merck & Co., Inc.	30,726	2,641,821
Novartis AG ADR	26,696	3,304,698
Pfizer, Inc.	108,194	2,666,982

		30,549,091
PROPERTY & CASUALTY INSURANCE—0.5%
The Hartford Insurance Group, Inc.	33,695	4,184,245
RAIL TRANSPORTATION—0.7%
Union Pacific Corp.	23,818	5,248,773
RESTAURANTS—1.0%
McDonald's Corp.	16,779	5,007,357
Starbucks Corp.	34,621	2,799,800

		7,807,157
SEMICONDUCTOR MATERIALS & EQUIPMENT—4.5%
KLA Corp.	29,687	35,883,864
SEMICONDUCTORS—10.9%
Broadcom, Inc.	177,770	65,709,125
QUALCOMM, Inc.	56,991	10,309,672
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	34,726	10,432,732

		86,451,529
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.6%
PepsiCo, Inc.	41,970	6,131,397
The Coca-Cola Co.	92,507	6,373,733

		12,505,130
SPECIALTY CHEMICALS—0.1%
Solstice Advanced Materials, Inc.*	10,173	458,497
SYSTEMS SOFTWARE—10.0%
Microsoft Corp.	141,399	73,217,816
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—94.6% (CONT.)
SYSTEMS SOFTWARE—10.0% (CONT.)
Oracle Corp.	21,105	$ 5,542,384

		78,760,200
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.3%
Apple, Inc.	220,063	59,498,433
Dell Technologies, Inc., Cl. C	37,086	6,008,303

		65,506,736
TOBACCO—1.2%
Altria Group, Inc.	77,624	4,376,441
Philip Morris International, Inc.	32,854	4,741,818

		9,118,259
TRADING COMPANIES & DISTRIBUTORS—0.6%
Ferguson Enterprises, Inc.	20,423	5,075,115
TRANSACTION & PAYMENT PROCESSING SERVICES—1.5%
Visa, Inc., Cl. A	34,971	11,916,019
TOTAL COMMON STOCKS (Cost $390,528,755)		748,797,092
MASTER LIMITED PARTNERSHIP—0.3%
OIL & GAS STORAGE & TRANSPORTATION—0.3%
Cheniere Energy Partners LP	46,569	2,429,505
(Cost $1,861,726)		2,429,505
REAL ESTATE INVESTMENT TRUST—2.8%
HEALTH CARE—1.0%
Welltower, Inc.	43,048	7,793,410
INDUSTRIAL—0.3%
Prologis, Inc.	17,881	2,218,853
RETAIL—0.6%
Simon Property Group, Inc.	29,337	5,156,271
SPECIALIZED—0.5%
Lamar Advertising Co., Cl. A	30,628	3,632,175
TELECOM TOWER—0.4%
Crown Castle, Inc.	37,642	3,396,061
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $16,515,193)		22,196,770
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—0.9%
MONEY MARKET FUNDS—0.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.95%(a)	6,734,243	$ 6,734,243
(Cost $6,734,243)		6,734,243

Total Investments (Cost $415,639,917)	98.6%	$780,157,610
Unaffiliated Securities (Cost $415,639,917)		780,157,610
Other Assets in Excess of Liabilities	1.4%	11,087,792
NET ASSETS	100.0%	$791,245,402

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of October 31, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 35 FUND
Schedule of Investments October 31, 2025

	SHARES	VALUE
COMMON STOCKS—98.8%
AEROSPACE & DEFENSE—1.4%
HEICO Corp., Cl. A	2,811	$ 696,369
APPLICATION SOFTWARE—4.3%
AppLovin Corp., Cl. A*	3,314	2,112,112
BIOTECHNOLOGY—4.1%
Forte Biosciences, Inc.*	45,035	582,753
Natera, Inc.*	7,394	1,470,888

		2,053,641
BROADLINE RETAIL—9.3%
Amazon.com, Inc.*	9,762	2,384,076
MercadoLibre, Inc.*	357	830,832
Sea Ltd. , Cl. A ADR*	8,810	1,376,562

		4,591,470
ELECTRICAL COMPONENTS & EQUIPMENT—1.7%
Enovix Corp.*	71,262	854,431
FINANCIAL EXCHANGES & DATA—1.5%
Coinbase Global, Inc., Cl. A*	2,116	727,438
HEALTH CARE DISTRIBUTORS—3.5%
McKesson Corp.	2,158	1,750,872
HEALTHCARE EQUIPMENT—2.3%
Intuitive Surgical, Inc.*	2,109	1,126,797
HEALTHCARE FACILITIES—2.7%
Tenet Healthcare Corp.*	6,449	1,331,654
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—5.2%
Talen Energy Corp.*	6,425	2,568,587
INTERACTIVE HOME ENTERTAINMENT—3.8%
Roblox Corp., Cl. A*	10,393	1,181,892
Take-Two Interactive Software, Inc.*	2,821	723,220

		1,905,112
INTERACTIVE MEDIA & SERVICES—12.0%
Alphabet, Inc., Cl. A	11,756	3,305,670
Meta Platforms, Inc., Cl. A	4,086	2,649,158

		5,954,828
INTERNET SERVICES & INFRASTRUCTURE—1.7%
MongoDB, Inc., Cl. A*	2,301	827,946
LIFE SCIENCES TOOLS & SERVICES—1.0%
Repligen Corp.*	3,306	492,792
MOVIES & ENTERTAINMENT—8.2%
Netflix, Inc.*	1,589	1,777,868
Roku Inc., Cl. A*	4,606	488,835
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 35 FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—98.8% (CONT.)
MOVIES & ENTERTAINMENT—8.2% (CONT.)
Spotify Technology SA*	2,730	$ 1,789,024

		4,055,727
PHARMACEUTICALS—1.0%
AstraZeneca PLC ADR	6,206	511,374
SEMICONDUCTORS—20.4%
Astera Labs, Inc.*	6,156	1,149,202
Broadcom, Inc.	4,330	1,600,498
NVIDIA Corp.	29,208	5,914,328
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,690	1,409,017

		10,073,045
SYSTEMS SOFTWARE—11.7%
Crowdstrike Holdings, Inc., Cl. A*	1,160	629,891
Microsoft Corp.	4,585	2,374,159
Nebius Group NV, Cl. A*	21,213	2,775,085

		5,779,135
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.6%
Western Digital Corp.	5,354	804,224
TRADING COMPANIES & DISTRIBUTORS—1.4%
QXO, Inc.*	38,238	675,665
TOTAL COMMON STOCKS (Cost $30,023,768)		48,893,219
PREFERRED STOCKS—2.3%
APPLICATION SOFTWARE—1.1%
SB Technology, Inc., Series E(a),*,@	30,534	525,490
HEALTHCARE EQUIPMENT—1.2%
Impulse Dynamics PLC, Series F-3(a),*,@	10,403,925	593,024
TOTAL PREFERRED STOCKS (Cost $1,069,789)		1,118,514

Total Investments (Cost $31,093,557)	101.1%	$50,011,733
Unaffiliated Securities (Cost $31,093,557)		50,011,733
Liabilities in Excess of Other Assets	(1.1)%	(526,903)
NET ASSETS	100.0%	$49,484,830

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 35 FUND
Schedule of Investments October 31, 2025  (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 10/31/2025
Impulse Dynamics PLC, Series F-3	2/5/24	$544,299	$593,024	1.2%
SB Technology, Inc., Series E	10/23/24	525,490	525,490	1.1%
Total		$1,069,789	$1,118,514	2.3%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND
Schedule of Investments October 31, 2025

	SHARES	VALUE
COMMON STOCKS—95.7%
AEROSPACE & DEFENSE—6.0%
Axon Enterprise, Inc.*	10,523	$ 7,705,256
HEICO Corp.	21,297	6,767,548
Howmet Aerospace, Inc.	24,361	5,017,148

		19,489,952
APPLICATION SOFTWARE—8.9%
AppLovin Corp., Cl. A*	17,097	10,896,431
Cipher Mining, Inc.*	271,134	5,056,649
Datadog, Inc., Cl. A*	20,260	3,298,531
Fair Isaac Corp.*	2,108	3,498,289
Palantir Technologies, Inc., Cl. A*	30,321	6,078,451

		28,828,351
AUTOMOTIVE RETAIL—1.9%
Carvana Co.*	19,982	6,125,282
BIOTECHNOLOGY—12.5%
Abivax SA ADR*	44,159	4,522,764
Ascendis Pharma A/S ADR*	26,213	5,284,541
Cidara Therapeutics, Inc.*	29,980	3,275,015
Exact Sciences Corp.*	140,041	9,059,252
Insmed, Inc.*	21,135	4,007,196
Natera, Inc.*	44,106	8,774,007
uniQure NV*	81,392	5,509,425

		40,432,200
BROADLINE RETAIL—1.4%
Sea Ltd. , Cl. A ADR*	29,162	4,556,562
CONSTRUCTION & ENGINEERING—4.0%
Comfort Systems USA, Inc.	13,420	12,958,084
CONSTRUCTION MATERIALS—1.4%
Martin Marietta Materials, Inc.	7,290	4,469,499
ELECTRICAL COMPONENTS & EQUIPMENT—2.8%
Vertiv Holdings Co., Cl. A	47,568	9,173,964
ELECTRONIC COMPONENTS—3.2%
Amphenol Corp., Cl. A	73,450	10,234,523
HEALTHCARE EQUIPMENT—1.7%
IDEXX Laboratories, Inc.*	8,527	5,367,832
HEALTHCARE SERVICES—2.0%
Guardant Health, Inc.*	70,998	6,604,234
HEAVY ELECTRICAL EQUIPMENT—1.3%
Bloom Energy Corp., Cl. A*	30,588	4,042,510
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—4.1%
Talen Energy Corp.*	20,853	8,336,612
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—95.7% (CONT.)
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—4.1% (CONT.)
Vistra Corp.	25,953	$ 4,886,950

		13,223,562
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—1.7%
RBC Bearings, Inc.*	12,429	5,326,199
INTERACTIVE HOME ENTERTAINMENT—2.2%
Roblox Corp., Cl. A*	61,910	7,040,405
INTERNET SERVICES & INFRASTRUCTURE—7.3%
Cloudflare, Inc., Cl. A*	51,842	13,131,579
CoreWeave, Inc., Cl. A*	49,767	6,654,345
Twilio, Inc., Cl. A*	28,551	3,850,959

		23,636,883
INVESTMENT BANKING & BROKERAGE—4.6%
Robinhood Markets, Inc., Cl. A*	100,126	14,696,494
LIFE & HEALTH INSURANCE—0.8%
Oscar Health, Inc., Cl. A*	149,427	2,689,686
LIFE SCIENCES TOOLS & SERVICES—5.5%
Repligen Corp.*	66,738	9,947,966
West Pharmaceutical Services, Inc.	14,453	4,076,758
WuXi AppTec Co., Ltd., Cl. H	262,357	3,665,946

		17,690,670
MOVIES & ENTERTAINMENT—3.3%
Spotify Technology SA*	8,408	5,509,930
TKO Group Holdings, Inc., Cl. A	28,074	5,289,142

		10,799,072
PERSONAL CARE PRODUCTS—1.8%
e.l.f. Beauty, Inc.*	47,556	5,808,490
RESTAURANTS—1.9%
Wingstop, Inc.	28,036	6,073,439
SEMICONDUCTOR MATERIALS & EQUIPMENT—1.2%
Onto Innovation, Inc.*	28,069	3,788,192
SEMICONDUCTORS—4.1%
Astera Labs, Inc.*	32,867	6,135,612
Monolithic Power Systems, Inc.	6,983	7,017,915

		13,153,527
SYSTEMS SOFTWARE—3.4%
Nebius Group NV, Cl. A*	84,716	11,082,547
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.3%
IonQ, Inc.*	65,644	4,094,873
TRADING COMPANIES & DISTRIBUTORS—5.4%
FTAI Aviation Ltd.	57,877	10,006,933
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—95.7% (CONT.)
TRADING COMPANIES & DISTRIBUTORS—5.4% (CONT.)
QXO, Inc.*	140,403	$ 2,480,921
United Rentals, Inc.	5,513	4,802,816

		17,290,670
TOTAL COMMON STOCKS (Cost $218,931,655)		308,677,702
PREFERRED STOCKS—4.3%
APPLICATION SOFTWARE—4.3%
Databricks, Inc., Series J(a),*,@	54,295	8,144,250
Databricks, Inc., Series K(a),*,@	16,310	2,446,500
SB Technology, Inc., Series E(a),*,@	188,526	3,244,532
TOTAL PREFERRED STOCKS (Cost $10,713,320)		13,835,282
SHORT-TERM SECURITIES—0.2%
MONEY MARKET FUNDS—0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.95%(b)	770,459	770,459
(Cost $770,459)		770,459

Total Investments (Cost $230,415,434)	100.2%	$323,283,443
Unaffiliated Securities (Cost $230,415,434)		323,283,443
Liabilities in Excess of Other Assets	(0.2)%	(621,928)
NET ASSETS	100.0%	$322,661,515

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of October 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 10/31/2025
Databricks, Inc., Series J	12/17/24	$5,022,288	$8,144,250	2.5%
Databricks, Inc., Series K	9/8/25	2,446,500	2,446,500	0.8%
SB Technology, Inc., Series E	10/23/24-12/18/24	3,244,532	3,244,532	1.0%
Total		$10,713,320	$13,835,282	4.3%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments October 31, 2025

	SHARES	VALUE
COMMON STOCKS—97.8%
AEROSPACE & DEFENSE—5.6%
Axon Enterprise, Inc.*	7,088	$ 5,190,046
HEICO Corp.	13,973	4,440,200
Howmet Aerospace, Inc.	32,372	6,667,014

		16,297,260
APPAREL RETAIL—1.0%
Burlington Stores, Inc.*	10,446	2,857,921
APPLICATION SOFTWARE—9.8%
AppLovin Corp., Cl. A*	12,833	8,178,856
Clearwater Analytics Holdings, Inc., Cl. A*	300,889	5,539,366
Constellation Software, Inc.	747	1,965,874
Fair Isaac Corp.*	1,575	2,613,760
Guidewire Software, Inc.*	17,402	4,065,803
Procore Technologies, Inc.*	18,723	1,382,132
The Descartes Systems Group, Inc.*	51,193	4,521,248

		28,267,039
ASSET MANAGEMENT & CUSTODY BANKS—2.6%
Ares Management Corp., Cl. A	15,213	2,262,325
Blue Owl Capital, Inc., Cl. A	327,009	5,156,932

		7,419,257
AUTOMOTIVE RETAIL—3.9%
Carvana Co.*	15,468	4,741,561
O'Reilly Automotive, Inc.*	70,025	6,613,161

		11,354,722
BIOTECHNOLOGY—5.2%
Abivax SA ADR*	29,912	3,063,587
Cidara Therapeutics, Inc.*	18,568	2,028,368
Natera, Inc.*	31,755	6,317,022
uniQure NV*	29,582	2,002,406
Vaxcyte, Inc.*	33,862	1,533,271

		14,944,654
BUILDING PRODUCTS—0.9%
Builders FirstSource, Inc.*	22,435	2,606,274
CARGO GROUND TRANSPORTATION—0.5%
Saia, Inc.*	5,242	1,533,285
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—1.0%
Rocket Cos., Inc., Cl. A	170,539	2,841,180
CONSTRUCTION & ENGINEERING—2.3%
Comfort Systems USA, Inc.	6,998	6,757,129
CONSTRUCTION MATERIALS—0.9%
Martin Marietta Materials, Inc.	4,178	2,561,532
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—97.8% (CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—2.6%
Vertiv Holdings Co., Cl. A	39,431	$ 7,604,663
ELECTRONIC COMPONENTS—2.2%
Amphenol Corp., Cl. A	44,998	6,270,021
ENVIRONMENTAL & FACILITIES SERVICES—2.9%
GFL Environmental, Inc.	188,543	8,237,444
HEALTHCARE EQUIPMENT—1.6%
IDEXX Laboratories, Inc.*	7,179	4,519,252
HEALTHCARE FACILITIES—0.5%
Encompass Health Corp.	12,000	1,366,200
HEALTHCARE TECHNOLOGY—0.5%
Veeva Systems, Inc., Cl. A*	5,054	1,471,725
HOME IMPROVEMENT RETAIL—0.2%
Floor & Decor Holdings, Inc., Cl. A*	10,573	660,601
HOMEBUILDING—1.0%
NVR, Inc.*	396	2,855,485
HOMEFURNISHING RETAIL—1.0%
Wayfair, Inc., Cl. A*	26,562	2,749,433
HOTELS RESORTS & CRUISE LINES—1.9%
Hilton Worldwide Holdings, Inc.	21,447	5,511,021
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—4.3%
Talen Energy Corp.*	18,258	7,299,183
Vistra Corp.	26,422	4,975,263

		12,274,446
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—2.2%
RBC Bearings, Inc.*	14,653	6,279,250
INSURANCE BROKERS—1.3%
Ryan Specialty Holdings, Inc., Cl. A	69,381	3,802,079
INTERACTIVE HOME ENTERTAINMENT—2.2%
Roblox Corp., Cl. A*	56,555	6,431,434
INTERNET SERVICES & INFRASTRUCTURE—6.5%
Cloudflare, Inc., Cl. A*	42,593	10,788,807
MongoDB, Inc., Cl. A*	10,759	3,871,303
Twilio, Inc., Cl. A*	31,280	4,219,047

		18,879,157
INVESTMENT BANKING & BROKERAGE—2.4%
Robinhood Markets, Inc., Cl. A*	47,464	6,966,766
LIFE & HEALTH INSURANCE—0.5%
Oscar Health, Inc., Cl. A*	74,495	1,340,910
LIFE SCIENCES TOOLS & SERVICES—4.1%
Repligen Corp.*	50,308	7,498,911
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—97.8% (CONT.)
LIFE SCIENCES TOOLS & SERVICES—4.1% (CONT.)
West Pharmaceutical Services, Inc.	15,718	$ 4,433,576

		11,932,487
MOVIES & ENTERTAINMENT—3.3%
Spotify Technology SA*	5,966	3,909,639
TKO Group Holdings, Inc., Cl. A	29,425	5,543,670

		9,453,309
PERSONAL CARE PRODUCTS—1.9%
e.l.f. Beauty, Inc.*	44,776	5,468,941
PROPERTY & CASUALTY INSURANCE—1.3%
Intact Financial Corp.	19,880	3,708,391
REAL ESTATE SERVICES—4.5%
CBRE Group, Inc., Cl. A*	49,204	7,500,166
CoStar Group, Inc.*	79,934	5,500,258

		13,000,424
RESEARCH & CONSULTING SERVICES—1.8%
Verisk Analytics, Inc.	23,843	5,215,895
RESTAURANTS—1.2%
Chipotle Mexican Grill, Inc.*	65,513	2,076,107
Wingstop, Inc.	6,462	1,399,863

		3,475,970
SEMICONDUCTORS—2.7%
Astera Labs, Inc.*	14,298	2,669,151
Marvell Technology, Inc.	12,307	1,153,658
Monolithic Power Systems, Inc.	3,938	3,957,690

		7,780,499
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—2.0%
Celsius Holdings, Inc.*	97,813	5,891,277
SYSTEMS SOFTWARE—2.5%
Nebius Group NV, Cl. A*	55,904	7,313,361
TRADING COMPANIES & DISTRIBUTORS—5.0%
FTAI Aviation Ltd.	49,027	8,476,768
QXO, Inc.*	124,915	2,207,248
United Rentals, Inc.	4,401	3,834,063

		14,518,079
TOTAL COMMON STOCKS (Cost $203,714,278)		282,418,773
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
PREFERRED STOCKS—0.4%
APPLICATION SOFTWARE—0.4%
SB Technology, Inc., Series E(a),*,@	59,020	$ 1,015,734
TOTAL PREFERRED STOCKS (Cost $1,015,734)		1,015,734
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(a),*,@	590,059	—
(Cost $315,502)		—
SPECIAL PURPOSE VEHICLE—0.2%
DATA PROCESSING & OUTSOURCED SERVICES—0.2%
Crosslink Ventures C, LLC, Cl. A(b),*,@		502,561
Crosslink Ventures C, LLC, Cl. B(b),*,@		200,705

		703,266
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,675,000)		703,266
WARRANTS—0.0%
APPLICATION SOFTWARE—0.0%
Constellation Software, Inc., 3/31/40*	2,045	—
(Cost $0)		—
SHORT-TERM SECURITIES—1.7%
MONEY MARKET FUNDS—1.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.95%(c)	4,931,050	4,931,050
(Cost $4,931,050)		4,931,050

Total Investments (Cost $211,651,564)	100.1%	$289,068,823
Affiliated Securities (Cost $1,675,000)		703,266
Unaffiliated Securities (Cost $209,976,564)		288,365,557
Liabilities in Excess of Other Assets	(0.1)%	(396,594)
NET ASSETS	100.0%	$288,672,229

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 13 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of October 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments October 31, 2025  (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 10/31/2025
Crosslink Ventures C, LLC, Cl. A	10/2/20	$1,200,000	$502,561	0.2%
Crosslink Ventures C, LLC, Cl. B	2/16/20	475,000	200,705	0.0%
SB Technology, Inc., Series E	10/23/24	1,015,734	1,015,734	0.4%
Tolero CDR	2/6/17	315,502	—	0.0%
Total		$3,006,236	$1,719,000	0.6%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments October 31, 2025

	SHARES	VALUE
COMMON STOCKS—98.5%
AEROSPACE & DEFENSE—7.1%
AeroVironment, Inc.*	7,353	$ 2,719,948
Archer Aviation, Inc., Cl. A*	88,769	995,988
Bombardier, Inc., Cl. B*	33,150	4,631,853
Howmet Aerospace, Inc.	5,138	1,058,171
Karman Holdings, Inc.*	16,164	1,361,656
Loar Holdings, Inc.*	24,287	1,921,830
VSE Corp.	9,434	1,704,535

		14,393,981
APPAREL RETAIL—2.6%
Abercrombie & Fitch Co., Cl. A*	10,345	750,530
Aritzia, Inc.*	33,437	2,335,619
Victoria's Secret & Co.*	62,119	2,189,695

		5,275,844
APPLICATION SOFTWARE—11.0%
Blackbaud, Inc.*	31,115	1,992,605
BlackLine, Inc.*	28,617	1,638,323
Clearwater Analytics Holdings, Inc., Cl. A*	47,146	867,958
Guidewire Software, Inc.*	12,543	2,930,547
InterDigital, Inc.	13,197	4,776,786
Manhattan Associates, Inc.*	712	129,634
nCino, Inc.*	61,433	1,639,032
PAR Technology Corp.*	8,078	285,477
Q2 Holdings, Inc.*	48,616	3,002,524
Riot Platforms, Inc.*	33,657	665,735
SPS Commerce, Inc.*	21,442	1,763,390
Terawulf, Inc.*	107,491	1,666,111
Vertex, Inc., Cl. A*	45,896	1,051,018

		22,409,140
ASSET MANAGEMENT & CUSTODY BANKS—1.8%
Galaxy Digital, Inc., Cl. A*	78,477	2,747,480
Hamilton Lane, Inc., Cl. A	6,971	794,415

		3,541,895
AUTOMOTIVE PARTS & EQUIPMENT—0.7%
Modine Manufacturing Co.*	9,856	1,510,038
BIOTECHNOLOGY—19.0%
Abivax SA ADR*	22,360	2,290,111
Absci Corp.*	664,714	2,844,976
Akero Therapeutics, Inc.*	63,421	3,437,418
Arrowhead Pharmaceuticals, Inc.*	42,435	1,798,820
Bridgebio Pharma, Inc.*	14,514	909,157
CareDx, Inc.*	114,238	1,713,570
Centessa Pharmaceuticals PLC ADR*	55,271	1,376,248
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—98.5% (CONT.)
BIOTECHNOLOGY—19.0% (CONT.)
Exact Sciences Corp.*	36,594	$ 2,367,266
Forte Biosciences, Inc.*	157,755	2,041,350
Insmed, Inc.*	27,219	5,160,722
Ionis Pharmaceuticals, Inc.*	14,148	1,051,196
Natera, Inc.*	21,533	4,283,560
Nuvalent, Inc., Cl. A*	44,863	4,455,793
Palvella Therapeutics, Inc.*	8,035	641,514
Rezolute, Inc.*	107,757	1,004,295
Soleno Therapeutics, Inc.*	14,002	940,374
Twist Bioscience Corp.*	52,305	1,720,312
uniQure NV*	9,001	609,278

		38,645,960
BUILDING PRODUCTS—1.8%
CSW Industrials, Inc.	14,932	3,739,271
CONSTRUCTION & ENGINEERING—3.4%
Construction Partners, Inc., Cl. A*	16,934	1,936,403
Tutor Perini Corp.*	73,479	4,949,545

		6,885,948
CONSUMER FINANCE—0.2%
Upstart Holdings, Inc.*	9,436	448,399
CONSUMER STAPLES MERCHANDISE RETAIL—0.4%
BJ's Wholesale Club Holdings, Inc.*	9,391	828,850
EDUCATION SERVICES—0.8%
Universal Technical Institute, Inc.*	56,034	1,665,330
ELECTRIC UTILITIES—0.5%
IDACORP, Inc.	7,478	964,812
ELECTRICAL COMPONENTS & EQUIPMENT—1.1%
Enovix Corp.*	187,417	2,247,130
ELECTRONIC MANUFACTURING SERVICES—2.1%
Fabrinet*	9,551	4,207,884
ENVIRONMENTAL & FACILITIES SERVICES—0.3%
Casella Waste Systems, Inc., Cl. A*	7,687	680,838
FINANCIAL EXCHANGES & DATA—0.5%
Gemini Space Station, Inc., Cl. A*	1,166	21,396
MarketAxess Holdings, Inc.	6,395	1,023,584

		1,044,980
HEALTHCARE EQUIPMENT—3.3%
Glaukos Corp.*	11,212	987,441
Impulse Dynamics PLC, Series A(a),*,@	3,646,998	131,292
iRhythm Technologies, Inc.*	14,308	2,679,888
Penumbra, Inc.*	5,148	1,170,501
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—98.5% (CONT.)
HEALTHCARE EQUIPMENT—3.3% (CONT.)
TransMedics Group, Inc.*	13,287	$ 1,747,772

		6,716,894
HEALTHCARE SERVICES—3.4%
GeneDx Holdings Corp., Cl. A*	24,212	3,314,865
Guardant Health, Inc.*	37,958	3,530,853

		6,845,718
HEALTHCARE SUPPLIES—0.3%
Neogen Corp.*	92,459	570,472
HEALTHCARE TECHNOLOGY—0.8%
Certara, Inc.*	40,846	475,039
HeartFlow, Inc.*	32,701	1,215,169

		1,690,208
HEAVY ELECTRICAL EQUIPMENT—1.1%
Bloom Energy Corp., Cl. A*	16,536	2,185,398
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—5.1%
Gates Industrial Corp. PLC*	194,148	4,286,788
RBC Bearings, Inc.*	14,098	6,041,416

		10,328,204
INTERACTIVE MEDIA & SERVICES—1.1%
Reddit, Inc., Cl. A*	10,583	2,211,318
INTERNET SERVICES & INFRASTRUCTURE—1.7%
Whitefiber, Inc.*	34,979	1,188,936
Wix.com Ltd.*	14,804	2,154,574

		3,343,510
INVESTMENT BANKING & BROKERAGE—0.5%
Moelis & Co., Cl. A	16,610	1,051,911
LEISURE FACILITIES—1.8%
Life Time Group Holdings, Inc.*	34,655	857,018
Planet Fitness, Inc., Cl. A*	31,819	2,885,665

		3,742,683
LIFE SCIENCES TOOLS & SERVICES—7.3%
10X Genomics, Inc., Cl. A*	38,365	523,298
Adaptive Biotechnologies Corp.*	230,283	3,997,713
Bio-Techne Corp.	50,403	3,153,716
CryoPort, Inc.*	253,082	2,338,478
MaxCyte, Inc.*	188,744	290,666
Repligen Corp.*	17,791	2,651,926
Tempus AI, Inc.*	21,161	1,901,316

		14,857,113
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—98.5% (CONT.)
OIL & GAS EXPLORATION & PRODUCTION—0.4%
Magnolia Oil & Gas Corp., Cl. A	33,135	$ 744,212
PASSENGER AIRLINES—2.0%
Joby Aviation, Inc.*	236,514	4,101,153
PERSONAL CARE PRODUCTS—0.6%
Oddity Tech, Ltd., Cl. A*	25,636	1,160,029
RESTAURANTS—2.5%
Kura Sushi USA, Inc., Cl. A*	18,473	1,051,668
Shake Shack, Inc., Cl. A*	25,646	2,475,096
Wingstop, Inc.	7,032	1,523,342

		5,050,106
SEMICONDUCTORS—6.1%
Astera Labs, Inc.*	21,243	3,965,643
Credo Technology Group Holding, Ltd.*	9,442	1,771,508
Rambus, Inc.*	32,527	3,345,077
Universal Display Corp.	21,944	3,231,912

		12,314,140
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.7%
Celsius Holdings, Inc.*	23,944	1,442,147
SPECIALTY CHEMICALS—0.1%
Balchem Corp.	1,712	262,604
SYSTEMS SOFTWARE—3.3%
Nebius Group NV, Cl. A*	40,372	5,281,465
Netskope, Inc., Cl. A*	3,613	85,411
Varonis Systems, Inc.*	38,804	1,367,065

		6,733,941
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.9%
IonQ, Inc.*	27,940	1,742,897
TRADING COMPANIES & DISTRIBUTORS—2.2%
FTAI Aviation Ltd.	15,834	2,737,699
Xometry, Inc., Cl. A*	34,095	1,660,085

		4,397,784
TOTAL COMMON STOCKS (Cost $140,979,220)		199,982,742
PREFERRED STOCKS—0.7%
APPLICATION SOFTWARE—0.5%
SB Technology, Inc., Series E(a),*,@	61,600	1,060,136
HEALTHCARE EQUIPMENT—0.2%
Impulse Dynamics PLC, Series F-3(a),*,@	7,467,897	425,670
TOTAL PREFERRED STOCKS (Cost $1,450,831)		1,485,806
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
RIGHTS—0.1%
BIOTECHNOLOGY—0.0%
Mirati Therapeutics, Inc. CVR(a),*,@	14,432	$ 16,886
Tolero CDR(a),*,@	174,782	—

		16,886
PHARMACEUTICALS—0.1%
Fusion Pharmaceuticals, Inc. CVR(a),*,@	87,642	100,788
TOTAL RIGHTS (Cost $94,483)		117,674
SPECIAL PURPOSE VEHICLE—0.5%
DATA PROCESSING & OUTSOURCED SERVICES—0.5%
Crosslink Ventures C, LLC, Cl. A(b),*,@		753,842
Crosslink Ventures C, LLC, Cl. B(b),*,@		200,705

		954,547
TOTAL SPECIAL PURPOSE VEHICLE (Cost $2,275,000)		954,547
SHORT-TERM SECURITIES—0.5%
MONEY MARKET FUNDS—0.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.95%(c)	1,070,797	1,070,797
(Cost $1,070,797)		1,070,797

Total Investments (Cost $145,870,331)	100.3%	$203,611,566
Affiliated Securities (Cost $2,275,000)		954,547
Unaffiliated Securities (Cost $143,595,331)		202,657,019
Liabilities in Excess of Other Assets	(0.3)%	(618,622)
NET ASSETS	100.0%	$202,992,944

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights
CVR	Contingent Value Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 13 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of October 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments October 31, 2025  (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 10/31/2025
Crosslink Ventures C, LLC, Cl. A	10/2/20	$1,800,000	$753,842	0.4%
Crosslink Ventures C, LLC, Cl. B	12/16/20	475,000	200,705	0.1%
Fusion Pharmaceuticals, Inc. CVR	6/5/24	—	100,788	0.1%
Impulse Dynamics PLC, Series A	2/11/22	3,646,998	131,292	0.1%
Impulse Dynamics PLC, Series F-3	2/5/24	390,695	425,670	0.2%
Mirati Therapeutics, Inc. CVR	1/24/24	—	16,886	0.0%
SB Technology, Inc., Series E	10/23/24	1,060,136	1,060,136	0.5%
Tolero CDR	2/6/17	94,483	—	0.0%
Total		$7,467,312	$2,689,319	1.4%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments October 31, 2025

	SHARES	VALUE
COMMON STOCKS—93.8%
AEROSPACE & DEFENSE—7.8%
AeroVironment, Inc.*	43,435	$ 16,067,041
Archer Aviation, Inc., Cl. A*	467,834	5,249,098
Karman Holdings, Inc.*	111,288	9,374,901
Loar Holdings, Inc.*	235,695	18,650,545
VSE Corp.	128,552	23,226,775

		72,568,360
APPLICATION SOFTWARE—7.2%
Agilysys, Inc.*	131,983	16,558,587
Guidewire Software, Inc.*	75,004	17,523,935
nCino, Inc.*	403,516	10,765,807
Riot Platforms, Inc.*	465,734	9,212,219
Terawulf, Inc.*	822,783	12,753,136

		66,813,684
ASSET MANAGEMENT & CUSTODY BANKS—3.5%
Galaxy Digital, Inc., Cl. A*	923,832	32,328,027
AUTOMOTIVE PARTS & EQUIPMENT—2.3%
Modine Manufacturing Co.*	137,096	21,004,478
BIOTECHNOLOGY—12.0%
Abivax SA ADR*	154,768	15,851,339
Arrowhead Pharmaceuticals, Inc.*	215,196	9,122,159
Bridgebio Pharma, Inc.*	140,997	8,832,052
CareDx, Inc.*	527,308	7,909,620
Exact Sciences Corp.*	272,699	17,640,898
Forte Biosciences, Inc.*	496,062	6,419,042
Natera, Inc.*	142,263	28,300,379
Palvella Therapeutics, Inc.*	86,562	6,911,110
uniQure NV*	148,341	10,041,202

		111,027,801
CONSTRUCTION & ENGINEERING—7.3%
Construction Partners, Inc., Cl. A*	154,169	17,629,225
Sterling Infrastructure, Inc.*	36,969	13,970,585
Tutor Perini Corp.*	525,927	35,426,443

		67,026,253
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—1.5%
Federal Signal Corp.	119,956	14,158,407
CONSUMER FINANCE—1.5%
Upstart Holdings, Inc.*	291,233	13,839,392
ELECTRONIC MANUFACTURING SERVICES—1.1%
Fabrinet*	22,997	10,131,788
HEALTHCARE EQUIPMENT—2.9%
Glaukos Corp.*	70,758	6,231,657
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—93.8% (CONT.)
HEALTHCARE EQUIPMENT—2.9% (CONT.)
iRhythm Technologies, Inc.*	110,580	$ 20,711,634

		26,943,291
HEALTHCARE SERVICES—6.2%
GeneDx Holdings Corp., Cl. A*	184,442	25,251,954
Guardant Health, Inc.*	343,911	31,990,601

		57,242,555
HEALTHCARE TECHNOLOGY—0.6%
HeartFlow, Inc.*	146,476	5,443,048
HEAVY ELECTRICAL EQUIPMENT—1.5%
Bloom Energy Corp., Cl. A*	102,262	13,514,946
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.8%
Talen Energy Corp.*	63,945	25,563,932
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—7.3%
RBC Bearings, Inc.*	93,319	39,989,991
SPX Technologies, Inc.*	123,009	27,540,485

		67,530,476
INTERNET SERVICES & INFRASTRUCTURE—1.2%
GDS Holdings, Ltd. ADR*	300,387	10,723,816
LIFE SCIENCES TOOLS & SERVICES—12.7%
Adaptive Biotechnologies Corp.*	1,664,096	28,888,706
BioLife Solutions, Inc.*	1,022,610	28,500,141
CryoPort, Inc.*	1,189,762	10,993,401
Repligen Corp.*	198,015	29,516,116
Stevanato Group SpA	778,054	19,622,522

		117,520,886
RESTAURANTS—2.8%
Kura Sushi USA, Inc., Cl. A*	179,455	10,216,373
Wingstop, Inc.	72,348	15,672,747

		25,889,120
SEMICONDUCTORS—2.2%
Credo Technology Group Holding, Ltd.*	110,605	20,751,710
SYSTEMS SOFTWARE—4.1%
Nebius Group NV, Cl. A*	288,551	37,748,242
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.6%
IonQ, Inc.*	238,810	14,896,968
TRADING COMPANIES & DISTRIBUTORS—3.7%
FTAI Aviation Ltd.	98,517	17,033,589
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—93.8% (CONT.)
TRADING COMPANIES & DISTRIBUTORS—3.7% (CONT.)
Xometry, Inc., Cl. A*	355,686	$ 17,318,352

		34,351,941
TOTAL COMMON STOCKS (Cost $559,704,717)		867,019,121
PREFERRED STOCKS—3.3%
HEALTHCARE EQUIPMENT—3.3%
Impulse Dynamics PLC, Series F-3(a),(b),*,@	534,288,037	30,454,418
(Cost $27,952,123)		30,454,418
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(b),*,@	11,905	—
(Cost $6,435)		—
SHORT-TERM SECURITIES—2.2%
MONEY MARKET FUNDS—2.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.95%(c)	19,969,503	19,969,503
(Cost $19,969,503)		19,969,503

Total Investments (Cost $607,632,778)	99.3%	$917,443,042
Affiliated Securities (Cost $27,952,123)		30,454,418
Unaffiliated Securities (Cost $579,680,655)		886,988,624
Other Assets in Excess of Liabilities	0.7%	6,671,449
NET ASSETS	100.0%	$924,114,491

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 13 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(c)	Rate shown reflects 7-day effective yield as of October 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 10/31/2025
Impulse Dynamics PLC, Series F-3	6/2/23-2/5/24	$27,952,123	$30,454,418	3.3%
Tolero CDR	2/16/17	6,435	—	0.0%
Total		$27,958,558	$30,454,418	3.3%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments October 31, 2025

	SHARES	VALUE
COMMON STOCKS—98.0%
AEROSPACE & DEFENSE—14.5%
AAR Corp.*	185,486	$ 15,619,776
Cadre Holdings, Inc.	183,999	7,812,598
Kratos Defense & Security Solutions, Inc.*	72,170	6,538,602
Loar Holdings, Inc.*	79,556	6,295,266
VSE Corp.	64,787	11,705,715

		47,971,957
APPLICATION SOFTWARE—4.6%
Agilysys, Inc.*	38,154	4,786,801
nCino, Inc.*	230,870	6,159,612
SPS Commerce, Inc.*	22,518	1,851,880
Vertex, Inc., Cl. A*	98,560	2,257,024

		15,055,317
ASSET MANAGEMENT & CUSTODY BANKS—5.0%
Hamilton Lane, Inc., Cl. A	40,418	4,606,035
StepStone Group, Inc., Cl. A	196,039	11,934,855

		16,540,890
BIOTECHNOLOGY—12.7%
ACADIA Pharmaceuticals, Inc.*	476,434	10,815,052
Ionis Pharmaceuticals, Inc.*	3,424	254,403
Natera, Inc.*	96,699	19,236,332
Ultragenyx Pharmaceutical, Inc.*	125,568	4,344,653
Veracyte, Inc.*	196,868	7,102,997

		41,753,437
BROADLINE RETAIL—1.9%
Ollie's Bargain Outlet Holdings, Inc.*	52,496	6,342,042
CARGO GROUND TRANSPORTATION—1.4%
RXO, Inc.*	254,179	4,506,594
CONSTRUCTION & ENGINEERING—5.8%
Legence Corp., Cl. A*	145,060	6,001,132
Sterling Infrastructure, Inc.*	16,544	6,251,978
Tutor Perini Corp.*	101,136	6,812,521

		19,065,631
CONSUMER FINANCE—2.9%
Upstart Holdings, Inc.*	200,398	9,522,913
DATA PROCESSING & OUTSOURCED SERVICES—0.9%
Verra Mobility Corp.*	127,719	2,964,358
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.9%
Novanta, Inc.*	49,581	6,297,283
ENVIRONMENTAL & FACILITIES SERVICES—5.3%
Casella Waste Systems, Inc., Cl. A*	111,937	9,914,260
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—98.0% (CONT.)
ENVIRONMENTAL & FACILITIES SERVICES—5.3% (CONT.)
Montrose Environmental Group, Inc.*	286,625	$ 7,417,855

		17,332,115
HEALTHCARE EQUIPMENT—8.6%
Artivion, Inc.*	297,299	13,488,455
Glaukos Corp.*	58,925	5,189,525
Impulse Dynamics PLC, Series A(a),*,@	2,986,209	107,503
Inmode, Ltd.*	109,719	1,620,550
iRhythm Technologies, Inc.*	42,379	7,937,587

		28,343,620
HEALTHCARE SERVICES—3.1%
RadNet, Inc.*	132,948	10,102,718
HEALTHCARE SUPPLIES—0.6%
Neogen Corp.*	327,405	2,020,089
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.7%
First Advantage Corp.*	457,051	5,772,554
INSURANCE BROKERS—0.4%
Accelerant Holdings, Cl. A*	129,674	1,506,812
INVESTMENT BANKING & BROKERAGE—1.3%
Piper Sandler Cos.	13,892	4,435,160
LEISURE FACILITIES—2.8%
Planet Fitness, Inc., Cl. A*	101,074	9,166,401
MANAGED HEALTHCARE—2.6%
Progyny, Inc.*	452,638	8,468,857
PROPERTY & CASUALTY INSURANCE—2.1%
Neptune Insurance Holdings, Inc., Cl. A*	32,162	825,920
Palomar Holdings, Inc.*	52,788	6,018,360

		6,844,280
REAL ESTATE SERVICES—6.1%
Compass, Inc., Cl. A*	533,690	4,114,750
FirstService Corp.	100,403	16,005,242

		20,119,992
RESTAURANTS—2.2%
First Watch Restaurant Group, Inc.*	164,402	2,710,989
Wingstop, Inc.	21,048	4,559,628

		7,270,617
SEMICONDUCTORS—5.1%
Impinj, Inc.*	12,685	2,564,400
Semtech Corp.*	190,178	12,905,479
SiTime Corp.*	4,310	1,248,348

		16,718,227
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—98.0% (CONT.)
TRADING COMPANIES & DISTRIBUTORS—4.5%
SiteOne Landscape Supply, Inc.*	59,479	$ 7,718,590
Transcat, Inc.*	62,156	4,515,633
Xometry, Inc., Cl. A*	54,125	2,635,346

		14,869,569
TOTAL COMMON STOCKS (Cost $238,624,037)		322,991,433
SHORT-TERM SECURITIES—2.2%
MONEY MARKET FUNDS—2.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.95%(b)	7,351,742	7,351,742
(Cost $7,351,742)		7,351,742

Total Investments (Cost $245,975,779)	100.2%	$330,343,175
Unaffiliated Securities (Cost $245,975,779)		330,343,175
Liabilities in Excess of Other Assets	(0.2)%	(754,316)
NET ASSETS	100.0%	$329,588,859

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of October 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 10/31/2025
Impulse Dynamics PLC, Series A	2/11/22	$2,986,210	$107,503	0.0%
Total		$2,986,210	$107,503	0.0%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments October 31, 2025

	SHARES	VALUE
COMMON STOCKS—98.9%
BELGIUM—3.0%
PHARMACEUTICALS—3.0%
UCB SA	20,288	$ 5,216,897
(Cost $3,523,494)
BRAZIL—5.0%
BROADLINE RETAIL—2.4%
MercadoLibre, Inc. *	1,853	4,312,413
DIVERSIFIED BANKS—2.6%
NU Holdings, Ltd., Cl. A *	279,542	4,503,421

TOTAL BRAZIL (Cost $5,454,794)		8,815,834
CANADA—7.1%
COAL & CONSUMABLE FUELS—1.9%
Cameco Corp.	32,068	3,277,336
DIVERSIFIED SUPPORT SERVICES—1.8%
Element Fleet Management Corp.	114,661	3,092,671
INTERNET SERVICES & INFRASTRUCTURE—3.4%
Shopify, Inc., Cl. A *	34,782	6,047,512

TOTAL CANADA (Cost $8,356,031)		12,417,519
CHINA—7.1%
INTERACTIVE MEDIA & SERVICES—3.9%
Tencent Holdings, Ltd.	83,406	6,774,883
PHARMACEUTICALS—1.9%
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Cl. H *	353,895	3,429,866
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.3%
Xiaomi Corp., Cl. B *	399,233	2,214,910

TOTAL CHINA (Cost $12,437,674)		12,419,659
DENMARK—3.0%
BIOTECHNOLOGY—3.0%
Ascendis Pharma A/S ADR*	26,087	5,259,139
(Cost $5,188,542)
FRANCE—2.2%
HEALTHCARE SUPPLIES—2.2%
EssilorLuxottica SA	10,572	3,871,665
(Cost $1,997,999)
GERMANY—9.1%
AEROSPACE & DEFENSE—5.1%
MTU Aero Engines AG	12,587	5,500,838
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—98.9% (CONT.)
GERMANY—9.1% (CONT.)
AEROSPACE & DEFENSE—5.1% (CONT.)
Rheinmetall AG	1,741	$ 3,422,430
		8,923,268
CONSTRUCTION MATERIALS—3.2%
Heidelberg Materials AG	23,752	5,572,307
MOVIES & ENTERTAINMENT—0.8%
CTS Eventim AG & Co. KGaA	14,592	1,307,317

TOTAL GERMANY (Cost $11,941,295)		15,802,892
GREECE—2.4%
DIVERSIFIED BANKS—2.4%
National Bank of Greece SA	288,477	4,240,185
(Cost $4,232,804)
INDIA—1.8%
REAL ESTATE DEVELOPMENT—1.8%
Godrej Properties, Ltd. *	120,104	3,092,449
(Cost $3,041,456)
INDONESIA—2.2%
DIVERSIFIED BANKS—2.2%
PT Bank Central Asia Tbk	7,347,302	3,761,760
(Cost $4,382,132)
ITALY—2.6%
DIVERSIFIED BANKS—2.6%
FinecoBank SpA	194,737	4,455,611
(Cost $4,064,176)
JAPAN—17.8%
BROADLINE RETAIL—2.6%
Pan Pacific International Holdings Corp.	757,443	4,505,732
DIVERSIFIED BANKS—4.6%
Mizuho Financial Group, Inc.	136,002	4,555,452
Rakuten Bank, Ltd.*	62,820	3,448,024
		8,003,476
INDUSTRIAL CONGLOMERATES—3.6%
Hitachi, Ltd.	183,424	6,265,578
INDUSTRIAL GASES—2.0%
Nippon Sanso Holdings Corp.	104,021	3,454,729
INTERACTIVE HOME ENTERTAINMENT—3.1%
Nintendo Co., Ltd.	63,673	5,430,663
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—98.9% (CONT.)
JAPAN—17.8% (CONT.)
PACKAGED FOODS & MEATS—1.9%
Ajinomoto Co., Inc.	121,538	$ 3,447,099

TOTAL JAPAN (Cost $24,614,331)		31,107,277
NETHERLANDS—3.9%
SYSTEMS SOFTWARE—3.9%
Nebius Group NV, Cl. A *	52,359	6,849,604
(Cost $3,512,750)
NORWAY—1.5%
AEROSPACE & DEFENSE—1.5%
Kongsberg Gruppen ASA	105,249	2,683,143
(Cost $3,182,671)
SINGAPORE—1.2%
BROADLINE RETAIL—1.2%
Sea Ltd. , Cl. A ADR*	13,403	2,094,219
(Cost $2,639,130)
SOUTH KOREA—3.7%
SEMICONDUCTORS—3.7%
SK hynix, Inc.	16,401	6,381,523
(Cost $2,181,601)
SPAIN—3.7%
DIVERSIFIED BANKS—3.7%
CaixaBank SA	608,206	6,428,584
(Cost $3,629,976)
SWITZERLAND—1.5%
LIFE SCIENCES TOOLS & SERVICES—1.5%
Lonza Group AG	3,871	2,673,049
(Cost $2,373,021)
TAIWAN—6.3%
SEMICONDUCTORS—6.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	36,627	11,003,850
(Cost $4,227,719)
UNITED KINGDOM—9.9%
ASSET MANAGEMENT & CUSTODY BANKS—1.9%
3i Group PLC	58,286	3,373,047
DIVERSIFIED BANKS—2.5%
HSBC Holdings PLC	307,266	4,301,556
RESEARCH & CONSULTING SERVICES—1.9%
RELX PLC	76,651	3,387,698
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—98.9% (CONT.)
UNITED KINGDOM—9.9% (CONT.)
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—2.1%
Coca-Cola HBC AG	80,095	$ 3,634,556
TRANSACTION & PAYMENT PROCESSING SERVICES—1.5%
Wise PLC, Cl. A *	199,764	2,540,207

TOTAL UNITED KINGDOM (Cost $14,765,624)		17,237,064
UNITED STATES—3.9%
CASINOS & GAMING—1.3%
Flutter Entertainment PLC *	9,745	2,266,590
HEAVY ELECTRICAL EQUIPMENT—2.6%
GE Vernova, Inc.	7,774	4,548,878

TOTAL UNITED STATES (Cost $6,785,941)		6,815,468
TOTAL COMMON STOCKS (Cost $132,533,161)		172,627,391

MONEY MARKET FUNDS—1.1%
UNITED STATES—1.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.95%(a)	1,889,773	1,889,773
(Cost $1,889,773)

Total Investments (Cost $134,422,934)	100.0%	$174,517,164
Unaffiliated Securities (Cost $134,422,934)		174,517,164
Other Assets in Excess of Liabilities	0.0%	21,808
NET ASSETS	100.0%	$174,538,972

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of October 31, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL SMALL CAP FUND
Schedule of Investments October 31, 2025

	SHARES	VALUE
COMMON STOCKS—97.4%
AUSTRALIA—3.3%
AEROSPACE & DEFENSE—1.2%
DroneShield, Ltd. *	9,950	$ 24,848
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—2.1%
Silex Systems, Ltd. *	6,865	46,276

TOTAL AUSTRALIA (Cost $53,348)		71,124
AUSTRIA—2.4%
CONSTRUCTION MATERIALS—2.4%
Wienerberger AG	1,778	52,779
(Cost $64,720)
BELGIUM—2.2%
HEALTH CARE DISTRIBUTORS—2.2%
Fagron SA	2,028	48,190
(Cost $53,939)
BRAZIL—3.1%
AEROSPACE & DEFENSE—3.1%
Embraer SA ADR	1,061	68,413
(Cost $62,546)
CANADA—5.8%
APPLICATION SOFTWARE—0.9%
The Descartes Systems Group, Inc. *	213	18,812
DIVERSIFIED SUPPORT SERVICES—2.9%
Element Fleet Management Corp.	2,388	64,410
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.0%
Capital Power Corp.	862	43,636

TOTAL CANADA (Cost $119,582)		126,858
DENMARK—2.8%
PHARMACEUTICALS—2.8%
ALK-abello A/S, Cl. B *	1,848	60,963
(Cost $56,518)
FRANCE—2.5%
OIL & GAS STORAGE & TRANSPORTATION—2.5%
Gaztransport Et Technigaz SA	273	54,062
(Cost $53,370)
GERMANY—10.3%
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—2.7%
RENK Group AG	779	59,310
DRUG RETAIL—1.9%
Redcare Pharmacy NV *	498	40,882
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL SMALL CAP FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—97.4% (CONT.)
GERMANY—10.3% (CONT.)
LEISURE PRODUCTS—1.4%
tonies SE, Cl. A *	2,913	$ 29,475
OIL & GAS STORAGE & TRANSPORTATION—2.4%
Friedrich Vorwerk Group SE	485	52,219
SPECIALTY CHEMICALS—1.9%
AlzChem Group AG	215	41,420

TOTAL GERMANY (Cost $213,096)		223,306
HONG KONG—1.7%
CASINOS & GAMING—1.7%
MGM China Holdings, Ltd.	18,795	36,001
(Cost $34,756)
ISRAEL—3.0%
AEROSPACE & DEFENSE—1.8%
TAT Technologies, Ltd. *	897	37,674
PERSONAL CARE PRODUCTS—1.2%
Oddity Tech, Ltd., Cl. A *	585	26,471

TOTAL ISRAEL (Cost $76,274)		64,145
ITALY—9.5%
ASSET MANAGEMENT & CUSTODY BANKS—2.2%
Banca Generali SpA	870	49,273
CASINOS & GAMING—2.6%
Lottomatica Group SpA	2,267	55,900
CONSTRUCTION & ENGINEERING—2.2%
MAIRE SpA	3,184	48,343
LEISURE PRODUCTS—2.5%
Technogym SpA	2,980	53,977

TOTAL ITALY (Cost $196,820)		207,493
JAPAN—25.7%
APPLICATION SOFTWARE—4.0%
OBIC Business Consultants Co., Ltd.	637	36,456
Rakus Co., Ltd.	6,392	51,601
		88,057
BROADLINE RETAIL—2.2%
Ryohin Keikaku Co., Ltd.	2,336	48,036
DIVERSIFIED BANKS—3.1%
Rakuten Bank, Ltd. *	1,212	66,524
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL SMALL CAP FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—97.4% (CONT.)
JAPAN—25.7% (CONT.)
DIVERSIFIED SUPPORT SERVICES—3.1%
Japan Elevator Service Holdings Co., Ltd.	5,657	$ 66,595
ELECTRICAL COMPONENTS & EQUIPMENT—2.3%
SWCC Corp.	1,020	49,558
ELECTRONIC COMPONENTS—1.8%
Nippon Electric Glass Co., Ltd.	1,179	39,693
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.5%
Anritsu Corp., Cl. B	2,223	32,873
INTERACTIVE MEDIA & SERVICES—2.2%
Kakaku.com, Inc.	2,753	48,941
LIFE & HEALTH INSURANCE—1.4%
Lifenet Insurance Co. *	2,473	30,157
PACKAGED FOODS & MEATS—2.4%
Toyo Suisan Kaisha, Ltd.	710	51,464
PHARMACEUTICALS—1.7%
Santen Pharmaceutical Co., Ltd.	3,726	36,506

TOTAL JAPAN (Cost $580,483)		558,404
SPAIN—2.8%
DIVERSIFIED BANKS—2.8%
Bankinter SA	4,038	60,870
(Cost $53,715)
SWEDEN—3.8%
INVESTMENT BANKING & BROKERAGE—2.6%
Nordnet AB	1,986	57,346
SECURITY & ALARM SERVICES—1.2%
Loomis AB	617	24,856

TOTAL SWEDEN (Cost $79,926)		82,202
SWITZERLAND—2.5%
BUILDING PRODUCTS—2.5%
Belimo Holding AG	51	55,026
(Cost $51,744)
UNITED KINGDOM—16.0%
ASSET MANAGEMENT & CUSTODY BANKS—1.5%
JTC PLC	1,851	31,681
CONSTRUCTION MATERIALS—1.6%
SigmaRoc PLC *	22,853	34,703
ENVIRONMENTAL & FACILITIES SERVICES—2.4%
Mitie Group PLC	24,147	52,229
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL SMALL CAP FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—97.4% (CONT.)
UNITED KINGDOM—16.0% (CONT.)
HEALTHCARE TECHNOLOGY—1.3%
Craneware PLC	936	$ 27,667
INTERACTIVE MEDIA & SERVICES—2.1%
Baltic Classifieds Group PLC	11,714	45,397
INVESTMENT BANKING & BROKERAGE—1.3%
Marex Group PLC	939	28,499
PACKAGED FOODS & MEATS—2.7%
Greencore Group PLC	18,760	58,778
TRADING COMPANIES & DISTRIBUTORS—3.1%
Diploma PLC	921	67,945

TOTAL UNITED KINGDOM (Cost $351,551)		346,899
TOTAL COMMON STOCKS (Cost $2,102,388)		2,116,735

MONEY MARKET FUNDS—4.2%
UNITED STATES—4.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.95%(a)	90,149	90,149
(Cost $90,149)

Total Investments (Cost $2,192,537)	101.6%	$2,206,884
Unaffiliated Securities (Cost $2,192,537)		2,206,884
Liabilities in Excess of Other Assets	(1.6)%	(33,826)
NET ASSETS	100.0%	$2,173,058

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of October 31, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments October 31, 2025

	SHARES	VALUE
COMMON STOCKS—91.2%
BIOTECHNOLOGY—34.7%
AbbVie, Inc.	5,824	$ 1,269,865
Abivax SA ADR*	13,729	1,406,125
Arcellx, Inc.*	7,568	683,012
Arcutis Biotherapeutics, Inc.*	51,072	1,292,632
Arrowhead Pharmaceuticals, Inc.*	31,867	1,350,842
Ascendis Pharma A/S ADR*	4,373	881,597
BeOne Medicines, Ltd. ADR*	2,064	640,831
Biogen, Inc.*	8,451	1,303,736
BioNTech SE ADR*	3,322	345,189
Bridgebio Pharma, Inc.*	16,186	1,013,891
Cidara Therapeutics, Inc.*	16,837	1,839,274
Cytokinetics, Inc.*	15,791	1,004,150
Forte Biosciences, Inc.*	134,574	1,741,388
Insmed, Inc.*	789	149,594
Ionis Pharmaceuticals, Inc.*	18,304	1,359,987
Natera, Inc.*	6,456	1,284,292
Nuvalent, Inc., Cl. A*	9,338	927,450
Revolution Medicines, Inc.*	16,250	956,150
Travere Therapeutics, Inc.*	36,467	1,282,180
uniQure NV*	12,034	814,581
United Therapeutics Corp.*	1,517	675,717

		22,222,483
HEALTH CARE DISTRIBUTORS—7.5%
Cardinal Health, Inc.	13,548	2,584,552
McKesson Corp.	2,741	2,223,883

		4,808,435
HEALTHCARE EQUIPMENT—3.3%
Boston Scientific Corp.*	12,121	1,220,827
Impulse Dynamics PLC, Series A(a),*,@	5,000,001	180,000
Intuitive Surgical, Inc.*	151	80,676
iRhythm Technologies, Inc.*	3,449	645,998

		2,127,501
HEALTHCARE FACILITIES—3.1%
Encompass Health Corp.	9,315	1,060,513
Tenet Healthcare Corp.*	4,393	907,110

		1,967,623
HEALTHCARE SERVICES—9.5%
CVS Health Corp.	39,387	3,078,094
Fresenius SE & Co. KGaA	12,107	696,673
GeneDx Holdings Corp., Cl. A*	4,584	627,595
Guardant Health, Inc.*	18,128	1,686,267

		6,088,629
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—91.2% (CONT.)
HEALTHCARE TECHNOLOGY—2.9%
HeartFlow, Inc.*	22,864	$ 849,626
Waystar Holding Corp.*	26,866	963,146

		1,812,772
LIFE & HEALTH INSURANCE—0.4%
Oscar Health, Inc., Cl. A*	14,710	264,780
LIFE SCIENCES TOOLS & SERVICES—9.6%
Adaptive Biotechnologies Corp.*	69,200	1,201,312
Pacific Biosciences of California, Inc.*	328,021	767,569
Repligen Corp.*	17,229	2,568,155
WuXi AppTec Co., Ltd., Cl. H	114,533	1,600,383

		6,137,419
PHARMACEUTICALS—20.2%
AstraZeneca PLC ADR	19,070	1,571,368
Eli Lilly & Co.	2,388	2,060,510
Ligand Pharmaceuticals, Inc.*	5,205	995,769
Nektar Therapeutics*	32,895	2,135,872
Novartis AG ADR	10,211	1,264,020
Royalty Pharma PLC, Cl. A	45,525	1,709,008
Sandoz Group Ltd.	15,071	1,004,887
Teva Pharmaceutical Industries, Ltd. ADR*	55,458	1,135,780
Xeris Biopharma Holdings, Inc.*	108,936	1,056,679

		12,933,893
TOTAL COMMON STOCKS (Cost $52,503,337)		58,363,535
PREFERRED STOCKS—4.3%
HEALTHCARE EQUIPMENT—4.3%
Impulse Dynamics PLC, Series F-3(a),*,@	48,744,272	2,778,424
(Cost $2,550,135)		2,778,424
REAL ESTATE INVESTMENT TRUST—4.3%
HEALTH CARE—4.3%
Welltower, Inc.	15,283	2,766,834
(Cost $1,998,015)		2,766,834
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(a),*,@	1,956,996	—
(Cost $1,044,373)		—
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—0.6%
MONEY MARKET FUNDS—0.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.95%(b)	385,595	$ 385,595
(Cost $385,595)		385,595

Total Investments (Cost $58,481,455)	100.4%	$64,294,388
Unaffiliated Securities (Cost $58,481,455)		64,294,388
Liabilities in Excess of Other Assets	(0.4)%	(285,636)
NET ASSETS	100.0%	$64,008,752

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of October 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 10/31/2025
Impulse Dynamics PLC, Series A	2/11/22	$5,000,002	$180,000	0.3%
Impulse Dynamics PLC, Series F-3	6/2/23-2/5/24	2,550,135	2,778,424	4.3%
Tolero CDR	2/6/17	1,044,373	—	0.0%
Total		$8,594,510	$2,958,424	4.6%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER AI ENABLERS & ADOPTERS FUND
Schedule of Investments October 31, 2025

	SHARES	VALUE
COMMON STOCKS—95.2%
APPLICATION SOFTWARE—3.3%
AppLovin Corp., Cl. A*	652	$ 415,539
Atlassian Corp., Cl. A*	282	47,777
BitMine Immersion Technologies, Inc.*	1,636	76,319
Cadence Design Systems, Inc.*	82	27,773
MARA Holdings, Inc.*	4,689	85,668

		653,076
AUTOMOBILE MANUFACTURERS—3.6%
Tesla, Inc.*	1,547	706,298
AUTOMOTIVE RETAIL—0.2%
Carvana Co.*	139	42,609
BIOTECHNOLOGY—1.0%
Natera, Inc.*	964	191,769
BROADLINE RETAIL—10.4%
Alibaba Group Holding Ltd. ADR	493	84,022
Amazon.com, Inc.*	5,210	1,272,386
Global-e Online Ltd.*	3,596	131,002
MercadoLibre, Inc.*	88	204,799
Sea Ltd. , Cl. A ADR*	2,192	342,500

		2,034,709
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—1.4%
Rocket Cos., Inc., Cl. A	16,576	276,156
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.7%
Caterpillar, Inc.	224	129,306
DIVERSIFIED BANKS—0.5%
JPMorgan Chase & Co.	335	104,225
ELECTRIC UTILITIES—1.0%
Constellation Energy Corp.	304	114,608
NRG Energy, Inc.	511	87,820

		202,428
ELECTRICAL COMPONENTS & EQUIPMENT—1.2%
Eaton Corp. PLC	334	127,441
Vertiv Holdings Co., Cl. A	547	105,494

		232,935
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.2%
Itron, Inc.*	431	43,242
FINANCIAL EXCHANGES & DATA—0.5%
S&P Global, Inc.	186	90,621
HEALTHCARE EQUIPMENT—0.5%
Intuitive Surgical, Inc.*	194	103,650
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER AI ENABLERS & ADOPTERS FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—95.2% (CONT.)
HEAVY ELECTRICAL EQUIPMENT—0.2%
GE Vernova, Inc.	68	$ 39,790
HOTELS RESORTS & CRUISE LINES—0.3%
Trip.com Group Ltd. ADR	755	53,341
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—3.2%
Talen Energy Corp.*	1,105	441,757
Vistra Corp.	1,009	189,995

		631,752
INTERACTIVE HOME ENTERTAINMENT—1.2%
Roblox Corp., Cl. A*	2,051	233,240
INTERACTIVE MEDIA & SERVICES—10.1%
Alphabet, Inc., Cl. C	2,818	794,169
Meta Platforms, Inc., Cl. A	1,663	1,078,206
Tencent Holdings, Ltd. ADR	1,338	108,873

		1,981,248
INTERNET SERVICES & INFRASTRUCTURE—2.5%
CoreWeave, Inc., Cl. A*	629	84,104
MongoDB, Inc., Cl. A*	459	165,158
Shopify, Inc., Cl. A*	371	64,502
Snowflake, Inc., Cl. A*	273	75,042
Twilio, Inc., Cl. A*	740	99,811

		488,617
INVESTMENT BANKING & BROKERAGE—0.8%
Robinhood Markets, Inc., Cl. A*	986	144,725
MOVIES & ENTERTAINMENT—4.4%
Netflix, Inc.*	338	378,175
Roku Inc., Cl. A*	1,387	147,202
Spotify Technology SA*	522	342,077

		867,454
PASSENGER AIRLINES—0.5%
United Airlines Holdings, Inc.*	1,028	96,673
RESTAURANTS—0.2%
DoorDash, Inc., Cl. A*	169	42,989
SEMICONDUCTORS—24.8%
Advanced Micro Devices, Inc.*	510	130,621
Astera Labs, Inc.*	2,038	380,454
Broadcom, Inc.	1,960	724,475
indie Semiconductor, Inc., Cl. A*	12,085	65,017
NVIDIA Corp.	12,738	2,579,318
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,205	962,878

		4,842,763
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER AI ENABLERS & ADOPTERS FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—95.2% (CONT.)
SYSTEMS SOFTWARE—14.8%
CyberArk Software Ltd.*	79	$ 41,142
Microsoft Corp.	3,730	1,931,431
monday.com Ltd.*	367	75,323
Nebius Group NV, Cl. A*	5,725	748,944
Oracle Corp.	344	90,338

		2,887,178
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.7%
Apple, Inc.	2,850	770,555
Dell Technologies, Inc., Cl. C	710	115,027
Seagate Technology Holdings PLC	564	144,316
Western Digital Corp.	3,154	473,762

		1,503,660
TOTAL COMMON STOCKS (Cost $14,511,821)		18,624,454
PREFERRED STOCKS—3.7%
APPLICATION SOFTWARE—3.7%
Databricks, Inc., Series J(a),*,@	1,529	229,350
Databricks, Inc., Series K(a),*,@	1,643	246,450
SB Technology, Inc., Series E(a),*,@	14,775	254,278
TOTAL PREFERRED STOCKS (Cost $642,160)		730,078
SHORT-TERM SECURITIES—1.7%
MONEY MARKET FUNDS—1.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.95%(b)	329,037	329,037
(Cost $329,037)		329,037

Total Investments (Cost $15,483,018)	100.6%	$19,683,569
Unaffiliated Securities (Cost $15,483,018)		19,683,569
Liabilities in Excess of Other Assets	(0.6)%	(118,299)
NET ASSETS	100.0%	$19,565,270

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of October 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER AI ENABLERS & ADOPTERS FUND
Schedule of Investments October 31, 2025  (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 10/31/2025
Databricks, Inc., Series J	12/17/24	$141,432	$229,350	1.2%
Databricks, Inc., Series K	9/8/25	246,450	246,450	1.2%
SB Technology, Inc., Series E	10/23/24-12/18/24	254,278	254,278	1.3%
Total		$642,160	$730,078	3.7%
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities October 31, 2025

	Alger Capital Appreciation Fund	Alger Concentrated Equity Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$2,701,506,533	$8,068,933
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedules of investments	1,162,174	—
Cash	—	85
Receivable for investment securities sold	36,409,725	106,782
Receivable for shares of beneficial interest sold	3,631,778	—
Dividends and interest receivable	225,484	78
Receivable from Investment Manager	167,622	—
Prepaid expenses	2,136	6
Total Assets	2,743,105,452	8,175,884
LIABILITIES:
Payable for investment securities purchased	1,953,979	168,730
Payable for shares of beneficial interest redeemed	3,324,141	—
Bank overdraft	34,077,115	—
Accrued investment advisory fees	1,713,587	16,590
Accrued distribution fees — Note 3	322,688	231
Accrued shareholder administrative fees	29,459	68
Accrued administrative fees	60,999	181
Accrued transfer agent fees	229,944	21
Accrued professional fees	179,197	25,817
Accrued fund accounting fees	87,658	8,299
Accrued custodian fees	18,801	1,595
Accrued printing fees	18,403	352
Accrued trustee fees	12,100	36
Accrued other expenses	32,066	189
Total Liabilities	42,060,137	222,109
NET ASSETS	$2,701,045,315	$7,953,775
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	665,977,373	4,441,504
Distributable earnings	2,035,067,942	3,512,271
NET ASSETS	$2,701,045,315	$7,953,775
* Identified cost	$858,427,106 (a)	$5,115,024 (b)
** Identified cost	$2,775,000 (a)	$—

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities October 31, 2025  (Continued)

	Alger Capital Appreciation Fund	Alger Concentrated Equity Fund
NET ASSETS BY CLASS:
Class A	$1,287,543,484	$194,669
Class C	$68,132,580	$195,320
Class I	$—	$181,659
Class Y	$—	$182,375
Class Z	$1,345,369,251	$7,199,752
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 8:
Class A	28,099,219	10,716
Class C	3,018,169	10,880
Class I	—	10,000
Class Y	—	10,000
Class Z	26,716,884	394,711
NET ASSET VALUE PER SHARE:
Class A	$45.82	$18.17
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$48.36	$19.18
Class C	$22.57	$17.95
Class I	$—	$18.17
Class Y	$—	$18.24
Class Z	$50.36	$18.24

(a)
At October 31, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $891,969,530, amounted to $1,810,664,123, which consisted of aggregate gross unrealized appreciation of
$1,847,275,603, and aggregate gross unrealized depreciation of $36,611,480.

(b)
At October 31, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $5,209,031, amounted to $2,859,902, which consisted of aggregate gross unrealized appreciation of $2,984,527, and aggregate gross unrealized depreciation of $124,625.

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities October 31, 2025  (Continued)

	Alger Growth & Income Fund	Alger 35 Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$780,157,610	$50,011,733
Receivable for interfund loans	11,480,572	—
Receivable for shares of beneficial interest sold	582,528	—
Dividends and interest receivable	546,457	677
Receivable from Investment Manager	—	4,413
Prepaid expenses	704	34
Total Assets	792,767,871	50,016,857
LIABILITIES:
Payable for shares of beneficial interest redeemed	904,308	—
Bank overdraft	—	471,104
Accrued investment advisory fees	328,022	18,421
Accrued distribution fees — Note 3	75,509	—
Accrued shareholder administrative fees	7,959	409
Accrued administrative fees	18,041	1,126
Accrued transfer agent fees	46,299	501
Accrued professional fees	75,837	30,539
Accrued fund accounting fees	34,899	7,980
Accrued custodian fees	4,510	1,385
Accrued printing fees	18,187	45
Accrued trustee fees	3,674	220
Accrued other expenses	5,224	297
Total Liabilities	1,522,469	532,027
NET ASSETS	$791,245,402	$49,484,830
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	430,061,081	30,912,693
Distributable earnings	361,184,321	18,572,137
NET ASSETS	$791,245,402	$49,484,830
* Identified cost	$415,639,917 (c)	$31,093,557 (d)

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities October 31, 2025  (Continued)

	Alger Growth & Income Fund	Alger 35 Fund
NET ASSETS BY CLASS:
Class A	$223,140,715	$—
Class C	$34,594,751	$—
Class Z	$533,509,936	$49,484,830
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 8:
Class A	2,434,235	—
Class C	384,263	—
Class Z	5,810,597	2,003,734
NET ASSET VALUE PER SHARE:
Class A	$91.67	$—
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$96.75	$—
Class C	$90.03	$—
Class Z	$91.82	$24.70

(c)
At October 31, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $415,137,734, amounted to $365,018,035, which consisted of aggregate gross unrealized appreciation of
$370,643,426, and aggregate gross unrealized depreciation of $5,625,391.

(d)
At October 31, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $31,316,196, amounted to $10,329,376, which consisted of aggregate gross unrealized appreciation of
$19,041,234, and aggregate gross unrealized depreciation of $8,711,858.

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities October 31, 2025  (Continued)

	Alger Mid Cap Focus Fund	Alger Mid Cap Growth Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$323,283,443	$288,365,557
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedules of investments	—	703,266
Receivable for investment securities sold	2,954,867	—
Receivable for shares of beneficial interest sold	160,026	20,499
Dividends and interest receivable	27,646	21,401
Receivable from Investment Manager	1,002	—
Prepaid expenses	289	267
Total Assets	326,427,273	289,110,990
LIABILITIES:
Payable for investment securities purchased	3,268,917	—
Payable for shares of beneficial interest redeemed	204,663	80,892
Foreign bank overdraft †	—	199
Accrued investment advisory fees	178,585	185,685
Accrued distribution fees — Note 3	7,102	49,747
Accrued shareholder administrative fees	2,801	3,602
Accrued administrative fees	7,487	6,719
Accrued transfer agent fees	8,425	25,546
Accrued professional fees	45,366	55,587
Accrued fund accounting fees	17,833	17,610
Accrued custodian fees	3,183	1,437
Accrued printing fees	16,645	8,634
Accrued trustee fees	1,470	1,393
Accrued other expenses	3,281	1,710
Total Liabilities	3,765,758	438,761
NET ASSETS	$322,661,515	$288,672,229
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	328,142,159	223,167,385
Distributable earnings (Distributions in excess of earnings)	(5,480,644)	65,504,844
NET ASSETS	$322,661,515	$288,672,229
* Identified cost	$230,415,434 (e)	$209,976,564 (f)
** Identified cost	$—	$1,675,000 (f)
† Cost of foreign bank overdraft	$—	$(199)

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities October 31, 2025  (Continued)

	Alger Mid Cap Focus Fund	Alger Mid Cap Growth Fund
NET ASSETS BY CLASS:
Class A	$10,420,298	$191,757,198
Class B	$—	$14,004,209
Class C	$4,125,953	$3,413,168
Class I	$7,308,669	$—
Class Y	$4,082,850	$—
Class Z	$296,723,745	$79,497,654
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 8:
Class A	490,935	10,420,660
Class B	—	1,218,360
Class C	201,066	324,283
Class I	343,821	—
Class Y	187,951	—
Class Z	13,705,401	4,149,940
NET ASSET VALUE PER SHARE:
Class A	$21.23	$18.40
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$22.41	$19.42
Class B	$—	$11.49
Class C	$20.52	$10.53
Class I	$21.26	$—
Class Y	$21.72	$—
Class Z	$21.65	$19.16

(e)
At October 31, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $239,412,912, amounted to $83,870,531, which consisted of aggregate gross unrealized appreciation of
$95,671,789, and aggregate gross unrealized depreciation of $11,801,258.

(f)
At October 31, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $215,483,825, amounted to $73,584,858, which consisted of aggregate gross unrealized appreciation of
$84,400,513, and aggregate gross unrealized depreciation of $10,815,655.

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities October 31, 2025  (Continued)

	Alger Small Cap Growth Fund	Alger Small Cap Focus Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$202,657,019	$886,988,624
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedules of investments	954,547	30,454,418
Cash	38	—
Receivable for investment securities sold	—	10,436,608
Receivable for shares of beneficial interest sold	16,305	1,089,861
Dividends and interest receivable	8,261	31,772
Receivable from Investment Manager	—	693
Prepaid expenses	287	1,391
Total Assets	203,636,457	929,003,367
LIABILITIES:
Payable for investment securities purchased	—	1,837,400
Payable for shares of beneficial interest redeemed	334,489	2,006,499
Accrued investment advisory fees	147,809	573,703
Accrued distribution fees — Note 3	35,563	64,193
Accrued shareholder administrative fees	2,444	8,532
Accrued administrative fees	4,721	21,036
Accrued transfer agent fees	26,983	102,621
Accrued professional fees	52,124	92,191
Accrued fund accounting fees	15,536	43,432
Accrued custodian fees	1,463	20,085
Accrued printing fees	19,516	105,303
Accrued trustee fees	993	4,471
Accrued other expenses	1,872	9,410
Total Liabilities	643,513	4,888,876
NET ASSETS	$202,992,944	$924,114,491
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	204,796,508	1,187,928,825
Distributions in excess of earnings	(1,803,564)	(263,814,334)
NET ASSETS	$202,992,944	$924,114,491
* Identified cost	$143,595,331 (g)	$579,680,655 (h)
** Identified cost	$2,275,000 (g)	$27,952,123 (h)

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities October 31, 2025  (Continued)

	Alger Small Cap Growth Fund	Alger Small Cap Focus Fund
NET ASSETS BY CLASS:
Class A	$118,897,728	$125,463,417
Class B	$1,812,538	$—
Class C	$12,210,291	$39,196,604
Class I	$—	$24,744,865
Class Y	$87,448	$30,943,969
Class Z	$69,984,939	$703,765,636
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 8:
Class A	10,400,076	5,778,589
Class B	235,136	—
Class C	1,753,921	2,110,519
Class I	—	1,100,746
Class Y	7,199	1,328,472
Class Z	5,781,582	30,247,378
NET ASSET VALUE PER SHARE:
Class A	$11.43	$21.71
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$12.06	$22.91
Class B	$7.71	$—
Class C	$6.96	$18.57
Class I	$—	$22.48
Class Y	$12.15	$23.29
Class Z	$12.10	$23.27

(g)
At October 31, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $146,878,971, amounted to $56,732,595, which consisted of aggregate gross unrealized appreciation of
$73,188,200, and aggregate gross unrealized depreciation of $16,455,605.

(h)
At October 31, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $625,303,950, amounted to $292,139,093, which consisted of aggregate gross unrealized appreciation of
$317,490,114, and aggregate gross unrealized depreciation of $25,351,021.

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities October 31, 2025  (Continued)

	Alger Weatherbie Specialized Growth Fund	Alger International Opportunities Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$330,343,175	$174,517,164
Receivable for investment securities sold	978,254	1,456,564
Receivable for shares of beneficial interest sold	160,560	40,815
Dividends and interest receivable	52,683	449,825
Receivable from Investment Manager	7,056	4,079
Prepaid expenses	172	108
Total Assets	331,541,900	176,468,555
LIABILITIES:
Payable for investment securities purchased	1,075,978	1,594,801
Payable for shares of beneficial interest redeemed	435,301	22,154
Foreign bank overdraft †	—	18,703
Accrued investment advisory fees	229,092	104,635
Accrued distribution fees — Note 3	31,971	33,559
Accrued shareholder administrative fees	3,311	2,271
Accrued administrative fees	7,778	4,053
Accrued transfer agent fees	39,906	17,722
Accrued professional fees	64,180	52,330
Accrued fund accounting fees	22,411	17,924
Accrued custodian fees	5,227	5,842
Accrued printing fees	32,647	7,705
Accrued trustee fees	1,816	863
Foreign capital gain tax payable	—	46,218
Accrued other expenses	3,423	803
Total Liabilities	1,953,041	1,929,583
NET ASSETS	$329,588,859	$174,538,972
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	539,550,782	118,932,896
Distributable earnings (Distributions in excess of earnings)	(209,961,923)	55,606,076
NET ASSETS	$329,588,859	$174,538,972
* Identified cost	$245,975,779 (i)	$134,422,934 (j)
† Cost of foreign bank overdraft	$—	$(19,008)

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities October 31, 2025  (Continued)

	Alger Weatherbie Specialized Growth Fund	Alger International Opportunities Fund
NET ASSETS BY CLASS:
Class A	$68,634,730	$128,231,786
Class B	$—	$15,514,782
Class C	$17,736,488	$1,356,420
Class I	$8,745,727	$1,761,946
Class Y	$36,175,629	$—
Class Z	$198,296,285	$27,674,038
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 8:
Class A	5,047,494	5,619,177
Class B	—	801,341
Class C	2,456,297	75,882
Class I	621,267	76,925
Class Y	2,473,811	—
Class Z	13,126,467	1,172,123
NET ASSET VALUE PER SHARE:
Class A	$13.60	$22.82
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$14.35	$24.08
Class B	$—	$19.36
Class C	$7.22	$17.88
Class I	$14.08	$22.90
Class Y	$14.62	$—
Class Z	$15.11	$23.61

(i)
At October 31, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$256,655,882, amounted to $73,687,292, which consisted of aggregate gross unrealized appreciation of
$100,482,223, and aggregate gross unrealized depreciation of $26,794,931.

(j)
At October 31, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$136,336,591, amounted to $38,154,488, which consisted of aggregate gross unrealized appreciation of $43,177,830, and aggregate gross unrealized depreciation of $5,023,342.

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities October 31, 2025  (Continued)

	Alger International Small Cap Fund	Alger Health Sciences Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$2,206,884	$64,294,388
Foreign cash †	311	2,601
Receivable for investment securities sold	—	958,606
Receivable for shares of beneficial interest sold	—	5,479
Dividends and interest receivable	2,898	121,560
Receivable from Investment Manager	—	6,656
Prepaid expenses	33,072	110
Total Assets	2,243,165	65,389,400
LIABILITIES:
Payable for investment securities purchased	—	1,254,602
Payable for shares of beneficial interest redeemed	—	7,449
Accrued investment advisory fees	14,320	29,853
Accrued distribution fees — Note 3	55	11,006
Accrued shareholder administrative fees	19	793
Accrued administrative fees	50	1,493
Accrued transfer agent fees	7	14,264
Accrued professional fees	25,522	39,446
Accrued fund accounting fees	10,000	10,308
Accrued custodian fees	4,000	3,100
Accrued printing fees	15,917	7,693
Accrued trustee fees	10	326
Accrued other expenses	207	315
Total Liabilities	70,107	1,380,648
NET ASSETS	$2,173,058	$64,008,752
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	2,201,424	88,328,936
Distributions in excess of earnings	(28,366)	(24,320,184)
NET ASSETS	$2,173,058	$64,008,752
* Identified cost	$2,192,537 (k)	$58,481,455 (l)
† Cost of foreign cash	$312	$2,340

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities October 31, 2025  (Continued)

	Alger International Small Cap Fund	Alger Health Sciences Fund
NET ASSETS BY CLASS:
Class A	$303,058	$44,055,914
Class C	$—	$2,220,262
Class Z	$1,870,000	$17,732,576
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 8:
Class A	30,823	2,084,190
Class C	—	171,345
Class Z	190,000	813,815
NET ASSET VALUE PER SHARE:
Class A	$9.83	$21.14
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$10.37	$22.31
Class C	$—	$12.96
Class Z	$9.84	$21.79

(k)
At October 31, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,192,537, amounted to $14,259, which consisted of aggregate gross unrealized appreciation of $166,526, and aggregate gross unrealized depreciation of $152,267.

(l)
At October 31, 2025, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $59,247,674, amounted to $5,052,646, which consisted of aggregate gross unrealized appreciation of $11,432,601, and aggregate gross unrealized depreciation of $6,379,955.

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities October 31, 2025  (Continued)

Alger AI Enablers & Adopters Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$19,683,569
Receivable for investment securities sold	169,357
Receivable for shares of beneficial interest sold	82,822
Dividends and interest receivable	1,267
Prepaid expenses	5
Total Assets	19,937,020
LIABILITIES:
Payable for investment securities purchased	312,578
Accrued investment advisory fees	13,298
Accrued distribution fees — Note 3	2,917
Accrued shareholder administrative fees	204
Accrued administrative fees	413
Accrued transfer agent fees	235
Accrued professional fees	25,839
Accrued fund accounting fees	8,463
Accrued custodian fees	5,132
Accrued printing fees	351
Accrued trustee fees	60
Accrued other expenses	2,260
Total Liabilities	371,750
NET ASSETS	$19,565,270
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	14,674,520
Distributable earnings	4,890,750
NET ASSETS	$19,565,270
* Identified cost	$15,483,018 (m)

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities October 31, 2025  (Continued)

Alger AI Enablers & Adopters Fund
NET ASSETS BY CLASS:
Class A	$10,315,864
Class C	$1,004,538
Class I	$1,128,430
Class Y	$196,329
Class Z	$6,920,109
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 8:
Class A	538,702
Class C	53,096
Class I	58,997
Class Y	10,212
Class Z	359,805
NET ASSET VALUE PER SHARE:
Class A	$19.15
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$20.21
Class C	$18.92
Class I	$19.13
Class Y	$19.23
Class Z	$19.23

(m)
At October 31, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $15,947,287, amounted to $3,736,282, which consisted of aggregate gross unrealized appreciation of $4,272,289, and aggregate gross unrealized depreciation of $536,007.

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the year ended October 31, 2025

	Alger Capital Appreciation Fund	Alger Concentrated Equity Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$6,478,930	$16,970
Interest	40,598	2,323
Total Income	6,519,528	19,293
EXPENSES:
Investment advisory fees — Note 3	17,138,741	27,222
Distribution fees — Note 3
Class A	2,656,774	369
Class C	603,293	1,410
Class I	—	352
Shareholder administrative fees — Note 3	288,445	624
Administration fees — Note 3	592,479	1,663
Interest expense — Note 3	1,406,556	144
Transfer agent fees — Note 3	896,685	175
Professional fees	389,642	27,338
Fund accounting fees — Note 3	266,661	24,397
Registration fees	178,514	64,937
Trustee fees — Note 3	145,206	406
Printing fees	60,165	2,772
Custodian fees	56,891	1,785
Other expenses	213,954	4,155
Total Expenses	24,894,006	157,749
Less, expense reimbursements/waivers — Note 3	(621,650)	(122,203)
Net Expenses	24,272,356	35,546
NET INVESTMENT (LOSS)	(17,752,828)	(16,253)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	242,743,585	589,398
Net realized gain on in-kind transactions	58,853,584	—
Net realized (loss) on foreign currency transactions	(9,323)	—
Net realized gain on investments and foreign currency	301,587,846	589,398
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the year ended October 31, 2025  (Continued)

	Alger Capital Appreciation Fund	Alger Concentrated Equity Fund
Net change in unrealized appreciation on unaffiliated investments	$630,418,187	$2,199,835
Net change in unrealized (depreciation) on affiliated investments	(1,249,079)	—
Net change in unrealized appreciation on foreign currency	7,495	—
Net change in unrealized appreciation on investments and foreign currency	629,176,603	2,199,835
Net realized and unrealized gain on investments and foreign currency	930,764,449	2,789,233
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$913,011,621	$2,772,980
* Foreign withholding taxes	$187,823	$1,052
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the year ended October 31, 2025  (Continued)

	Alger Growth & Income Fund	Alger 35 Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$12,027,588	$66,657
Interest	1,236,821	33,821
Income from securities lending	37,296	—
Total Income	13,301,705	100,478
EXPENSES:
Investment advisory fees — Note 3	3,477,600	172,549
Distribution fees — Note 3
Class A	488,509	—
Class C	329,859	—
Shareholder administrative fees — Note 3	84,398	3,834
Administration fees — Note 3	191,268	10,545
Interest expense — Note 3	486	4,336
Transfer agent fees — Note 3	203,332	4,082
Professional fees	148,179	38,728
Fund accounting fees — Note 3	107,826	17,761
Registration fees	96,016	20,413
Trustee fees — Note 3	47,488	2,567
Printing fees	47,924	485
Custodian fees	12,867	3,880
Other expenses	19,321	5,871
Total Expenses	5,255,073	285,051
Less, expense reimbursements/waivers — Note 3	—	(69,793)
Net Expenses	5,255,073	215,258
NET INVESTMENT INCOME (LOSS)	8,046,632	(114,780)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on unaffiliated investments	(4,428,668)	9,022,551
Net realized gain on in-kind transactions	—	11,805
Net realized (loss) on foreign currency transactions	—	(116)
Net realized gain (loss) on investments and foreign currency	(4,428,668)	9,034,240
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the year ended October 31, 2025  (Continued)

	Alger Growth & Income Fund	Alger 35 Fund
Net change in unrealized appreciation on unaffiliated investments	$145,668,173	$9,530,108
Net change in unrealized appreciation on foreign currency	—	16
Net change in unrealized appreciation on investments and foreign currency	145,668,173	9,530,124
Net realized and unrealized gain on investments and foreign currency	141,239,505	18,564,364
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$149,286,137	$18,449,584
* Foreign withholding taxes	$87,377	$3,039
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the year ended October 31, 2025  (Continued)

	Alger Mid Cap Focus Fund	Alger Mid Cap Growth Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$451,624	$530,496
Interest	218,888	203,008
Total Income	670,512	733,504
EXPENSES:
Investment advisory fees — Note 3	1,911,971	1,925,601
Distribution fees — Note 3
Class A	20,629	435,345
Class B	—	126,114
Class C	36,372	34,089
Class I	20,537	—
Shareholder administrative fees — Note 3	29,157	37,697
Administration fees — Note 3	78,057	69,676
Interest expense — Note 3	3,085	4,496
Transfer agent fees — Note 3	47,739	116,462
Professional fees	77,227	90,858
Fund accounting fees — Note 3	52,977	51,166
Registration fees	75,177	66,175
Trustee fees — Note 3	19,550	17,342
Printing fees	35,711	26,517
Custodian fees	10,257	14,334
Other expenses	16,334	11,376
Total Expenses	2,434,780	3,027,248
Less, expense reimbursements/waivers — Note 3	(2,057)	(69,562)
Net Expenses	2,432,723	2,957,686
NET INVESTMENT (LOSS)	(1,762,211)	(2,224,182)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	47,834,562	45,469,620
Net realized (loss) on foreign currency transactions	(20,110)	(1,704)
Net realized gain on investments and foreign currency	47,814,452	45,467,916
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the year ended October 31, 2025  (Continued)

	Alger Mid Cap Focus Fund	Alger Mid Cap Growth Fund
Net change in unrealized appreciation on unaffiliated investments	$24,857,603	$16,716,346
Net change in unrealized (depreciation) on affiliated investments	—	(752,175)
Net change in unrealized appreciation on foreign currency	—	100
Net change in unrealized appreciation on investments and foreign currency	24,857,603	15,964,271
Net realized and unrealized gain on investments and foreign currency	72,672,055	61,432,187
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$70,909,844	$59,208,005
* Foreign withholding taxes	$2,051	$18,068
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the year ended October 31, 2025  (Continued)

	Alger Small Cap Growth Fund	Alger Small Cap Focus Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$331,776	$1,050,034
Interest	95,078	636,342
Total Income	426,854	1,686,376
EXPENSES:
Investment advisory fees — Note 3	1,718,033	7,592,747
Distribution fees — Note 3
Class A	281,596	299,091
Class B	16,725	—
Class C	128,939	441,621
Class I	—	82,542
Shareholder administrative fees — Note 3	29,479	111,883
Administration fees — Note 3	58,328	278,401
Interest expense — Note 3	650	40,555
Transfer agent fees — Note 3	116,462	397,113
Professional fees	81,539	172,882
Fund accounting fees — Note 3	34,558	125,544
Registration fees	84,290	159,915
Trustee fees — Note 3	14,495	70,715
Printing fees	44,129	174,710
Custodian fees	12,938	46,318
Other expenses	16,026	34,180
Total Expenses	2,638,187	10,028,217
Less, expense reimbursements/waivers — Note 3	(18,645)	(8,524)
Net Expenses	2,619,542	10,019,693
NET INVESTMENT (LOSS)	(2,192,688)	(8,333,317)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	7,012,769	118,054,006
Net realized (loss) on foreign currency transactions	(5,780)	(34,573)
Net realized gain on investments and foreign currency	7,006,989	118,019,433
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the year ended October 31, 2025  (Continued)

	Alger Small Cap Growth Fund	Alger Small Cap Focus Fund
Net change in unrealized appreciation on unaffiliated investments	$17,050,402	$51,432,625
Net change in unrealized (depreciation) on affiliated investments	(1,022,246)	(8,504,221)
Net change in unrealized appreciation on investments and foreign currency	16,028,156	42,928,404
Net realized and unrealized gain on investments and foreign currency	23,035,145	160,947,837
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,842,457	$152,614,520
* Foreign withholding taxes	$—	$15,366
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the year ended October 31, 2025  (Continued)

	Alger Weatherbie Specialized Growth Fund	Alger International Opportunities Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$834,783	$2,116,180
Interest	460,796	197,853
Total Income	1,295,579	2,314,033
EXPENSES:
Investment advisory fees — Note 3	3,244,343	1,117,432
Distribution fees — Note 3
Class A	189,880	298,527
Class B	—	145,625
Class C	218,503	10,226
Class I	23,725	3,912
Shareholder administrative fees — Note 3	46,411	24,513
Administration fees — Note 3	110,148	43,281
Interest expense — Note 3	365	1,735
Transfer agent fees — Note 3	158,629	88,442
Professional fees	111,491	77,803
Fund accounting fees — Note 3	68,010	48,697
Registration fees	87,359	75,793
Trustee fees — Note 3	28,095	10,734
Printing fees	58,516	24,287
Custodian fees	14,563	28,006
Other expenses	14,926	13,692
Total Expenses	4,374,964	2,012,705
Less, expense reimbursements/waivers — Note 3	(33,653)	(112,558)
Net Expenses	4,341,311	1,900,147
NET INVESTMENT INCOME (LOSS)	(3,045,732)	413,886
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	37,645,996	16,548,147
Net realized (loss) on foreign currency transactions	—	(108,893)
Net realized gain on investments and foreign currency	37,645,996	16,439,254
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the year ended October 31, 2025  (Continued)

	Alger Weatherbie Specialized Growth Fund	Alger International Opportunities Fund
Net change in unrealized appreciation (depreciation) on unaffiliated investments	$(15,380,861)	$10,559,175 (a)
Net change in unrealized appreciation on foreign currency	—	15,271
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(15,380,861)	10,574,446
Net realized and unrealized gain on investments and foreign currency	22,265,135	27,013,700
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,219,403	$27,427,586
* Foreign withholding taxes	$19,752	$294,215

(a)	Includes net change in unrealized depreciation of net foreign capital gains taxes of $176,691.
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the year ended October 31, 2025  (Continued)

	Alger International Small Cap Fund From June 30, 2025 (commencement of operations) to October 31, 2025	Alger Health Sciences Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$5,688	$601,329
Interest	858	57,798
Total Income	6,546	659,127
EXPENSES:
Investment advisory fees — Note 3	5,223	409,486
Distribution fees — Note 3
Class A	148	118,081
Class C	—	26,302
Shareholder administrative fees — Note 3	74	10,686
Administration fees — Note 3	192	20,474
Interest expense — Note 3	6	2,102
Transfer agent fees — Note 3	18	55,083
Professional fees	34,073	46,299
Fund accounting fees — Note 3	10,000	30,236
Registration fees	16,809	46,952
Trustee fees — Note 3	41	5,170
Printing fees	26,924	16,272
Custodian fees	4,000	9,047
Other expenses	7,197	7,243
Total Expenses	104,705	803,433
Less, expense reimbursements/waivers — Note 3	(98,573)	(12,956)
Net Expenses	6,132	790,477
NET INVESTMENT INCOME (LOSS)	414	(131,350)
REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized (loss) on unaffiliated investments	(41,470)	(1,560,600)
Net realized gain (loss) on foreign currency transactions	(4,145)	5,706
Net realized (loss) on investments and foreign currency	(45,615)	(1,554,894)
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the year ended October 31, 2025  (Continued)

	Alger International Small Cap Fund From June 30, 2025 (commencement of operations) to October 31, 2025	Alger Health Sciences Fund
Net change in unrealized appreciation (depreciation) on unaffiliated investments	$14,347	$(2,493,063)
Net change in unrealized appreciation (depreciation) on foreign currency	(88)	4,277
Net change in unrealized appreciation (depreciation) on investments and foreign currency	14,259	(2,488,786)
Net realized and unrealized (loss) on investments and foreign currency	(31,356)	(4,043,680)
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(30,942)	$(4,175,030)
* Foreign withholding taxes	$563	$10,513
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the year ended October 31, 2025  (Continued)

Alger AI Enablers & Adopters Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$23,749
Interest	3,933
Total Income	27,682
EXPENSES:
Investment advisory fees — Note 3	37,075
Distribution fees — Note 3
Class A	5,193
Class C	4,489
Class I	1,568
Shareholder administrative fees — Note 3	988
Administration fees — Note 3	2,266
Interest expense — Note 3	3,359
Transfer agent fees — Note 3	1,087
Professional fees	26,741
Fund accounting fees — Note 3	24,611
Registration fees	68,141
Trustee fees — Note 3	510
Printing fees	3,204
Custodian fees	13,961
Other expenses	17,905
Total Expenses	211,098
Less, expense reimbursements/waivers — Note 3	(149,801)
Net Expenses	61,297
NET INVESTMENT (LOSS)	(33,615)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	767,701
Net realized gain on in-kind transactions	250,753
Net realized (loss) on foreign currency transactions	(16)
Net realized gain on investments and foreign currency	1,018,438
Net change in unrealized appreciation on unaffiliated investments	3,583,752
Net realized and unrealized gain on investments and foreign currency	4,602,190
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,568,575
* Foreign withholding taxes	$1,050
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets

	Alger Capital Appreciation Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Net investment (loss)	$(17,752,828)	$(9,602,705)
Net realized gain on investments and foreign currency	301,587,846	289,003,957
Net change in unrealized appreciation on investments and foreign currency	629,176,603	548,027,214
Net increase in net assets resulting from operations	913,011,621	827,428,466
Dividends and distributions to shareholders:
Class A	(121,556,811)	(56,269,500)
Class C	(13,091,369)	(8,432,126)
Class Z	(102,763,355)	(55,636,745)
Total dividends and distributions to shareholders	(237,411,535)	(120,338,371)
Increase (decrease) from shares of beneficial interest transactions:
Class A	(19,349,747)	(96,334,147)
Class C	(3,761,273)	(29,422,168)
Class Z	119,734,009	(235,826,167)
Net increase (decrease) from shares of beneficial interest transactions — Note 8	96,622,989	(361,582,482)
Total increase	772,223,075	345,507,613
Net Assets:
Beginning of period	1,928,822,240	1,583,314,627
END OF PERIOD	$2,701,045,315	$1,928,822,240
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets  (Continued)

	Alger Concentrated Equity Fund
	For the Year Ended October 31, 2025	From April 4, 2024 (commencement of operations) to October 31, 2024
Net investment (loss)	$(16,253)	$(2,579)
Net realized gain on investments and foreign currency	589,398	7,313
Net change in unrealized appreciation on investments and foreign currency	2,199,835	754,074
Net increase in net assets resulting from operations	2,772,980	758,808
Dividends and distributions to shareholders:
Class A	(455)	—
Class C	(455)	—
Class I	(455)	—
Class Y	(455)	—
Class Z	(17,398)	—
Total dividends and distributions to shareholders	(19,218)	—
Increase from shares of beneficial interest transactions:
Class A	10,357	100,000
Class C	15,053	100,000
Class I	—	100,000
Class Y	—	100,000
Class Z	170,924	3,844,871
Net increase from shares of beneficial interest transactions — Note 8	196,334	4,244,871
Total increase	2,950,096	5,003,679
Net Assets:
Beginning of period	5,003,679	—
END OF PERIOD	$7,953,775	$5,003,679
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets  (Continued)

	Alger Growth & Income Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Net investment income	$8,046,632	$7,399,610
Net realized (loss) on investments and foreign currency	(4,428,668)	(355,468)
Net change in unrealized appreciation on investments and foreign currency	145,668,173	122,209,001
Net increase in net assets resulting from operations	149,286,137	129,253,143
Dividends and distributions to shareholders:
Class A	(2,081,293)	(1,873,542)
Class C	(110,117)	(138,502)
Class Z	(6,412,144)	(4,363,182)
Total dividends and distributions to shareholders	(8,603,554)	(6,375,226)
Increase (decrease) from shares of beneficial interest transactions:
Class A	2,110,026	11,781,510
Class C	(5,061,081)	1,370,330
Class Z	17,506,222	179,294,116
Net increase from shares of beneficial interest transactions — Note 8	14,555,167	192,445,956
Total increase	155,237,750	315,323,873
Net Assets:
Beginning of period	636,007,652	320,683,779
END OF PERIOD	$791,245,402	$636,007,652
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets  (Continued)

	Alger 35 Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Net investment (loss)	$(114,780)	$(56,446)
Net realized gain on investments and foreign currency	9,034,240	6,036,288
Net change in unrealized appreciation on investments and foreign currency	9,530,124	8,836,888
Net increase in net assets resulting from operations	18,449,584	14,816,730
Dividends and distributions to shareholders:
Class Z	(111,237)	—
Total dividends and distributions to shareholders	(111,237)	—
Decrease from shares of beneficial interest transactions:
Class Z	(201,489)	(9,109,281)
Net decrease from shares of beneficial interest transactions — Note 8	(201,489)	(9,109,281)
Total increase	18,136,858	5,707,449
Net Assets:
Beginning of period	31,347,972	25,640,523
END OF PERIOD	$49,484,830	$31,347,972
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets  (Continued)

	Alger Mid Cap Focus Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Net investment (loss)	$(1,762,211)	$(1,029,650)
Net realized gain on investments and foreign currency	47,814,452	36,580,484
Net change in unrealized appreciation on investments and foreign currency	24,857,603	59,104,847
Net increase in net assets resulting from operations	70,909,844	94,655,681
Dividends and distributions to shareholders:
Class A	—	—
Class C	—	—
Class I	—	—
Class Y	—	—
Class Z	—	—
Total dividends and distributions to shareholders	—	—
Increase (decrease) from shares of beneficial interest transactions:
Class A	2,939,467	1,121,024
Class C	80,671	150,410
Class I	(4,090,464)	(6,483,957)
Class Y	2,080,846	1,535,974
Class Z	(10,857,193)	(64,301,687)
Net decrease from shares of beneficial interest transactions — Note 8	(9,846,673)	(67,978,236)
Total increase	61,063,171	26,677,445
Net Assets:
Beginning of period	261,598,344	234,920,899
END OF PERIOD	$322,661,515	$261,598,344
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets  (Continued)

	Alger Mid Cap Growth Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Net investment (loss)	$(2,224,182)	$(1,186,978)
Net realized gain on investments and foreign currency	45,467,916	11,078,739
Net change in unrealized appreciation on investments and foreign currency	15,964,271	56,057,738
Net increase in net assets resulting from operations	59,208,005	65,949,499
Dividends and distributions to shareholders:
Class A	—	—
Class B	—	—
Class C	—	—
Class Z	—	—
Total dividends and distributions to shareholders	—	—
Increase (decrease) from shares of beneficial interest transactions:
Class A	(13,219,797)	(15,502,732)
Class B	(930,781)	(828,969)
Class C	(1,052,893)	(720,189)
Class Z	3,015,074	3,159,466
Net decrease from shares of beneficial interest transactions — Note 8	(12,188,397)	(13,892,424)
Total increase	47,019,608	52,057,075
Net Assets:
Beginning of period	241,652,621	189,595,546
END OF PERIOD	$288,672,229	$241,652,621
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets  (Continued)

Alger Small Cap Growth Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Net investment (loss)	$(2,192,688)	$(2,856,880)
Net realized gain on investments and foreign currency	7,006,989	36,168,485
Net change in unrealized appreciation on investments and foreign currency	16,028,156	41,340,955
Net increase in net assets resulting from operations	20,842,457	74,652,560
Dividends and distributions to shareholders:
Class A	—	(41,241)
Class B	—	—
Class C	—	—
Class Y	—	(42,192)
Class Z	—	(534,659)
Total dividends and distributions to shareholders	—	(618,092)
Decrease from shares of beneficial interest transactions:
Class A	(14,485,666)	(20,238,569)
Class B	(235,141)	(932,507)
Class C	(3,640,514)	(4,099,109)
Class Y	(134,794)	(8,880,904)
Class Z	(43,797,076)	(68,303,119)
Net decrease from shares of beneficial interest transactions — Note 8	(62,293,191)	(102,454,208)
Total decrease	(41,450,734)	(28,419,740)
Net Assets:
Beginning of period	244,443,678	272,863,418
END OF PERIOD	$202,992,944	$244,443,678
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets  (Continued)

Alger Small Cap Focus Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Net investment (loss)	$(8,333,317)	$(12,861,863)
Net realized gain on investments and foreign currency	118,019,433	175,073,470
Net change in unrealized appreciation on investments and foreign currency	42,928,404	258,984,818
Net increase in net assets resulting from operations	152,614,520	421,196,425
Dividends and distributions to shareholders:
Class A	—	—
Class C	—	—
Class I	—	—
Class Y	—	—
Class Z	—	—
Total dividends and distributions to shareholders	—	—
Decrease from shares of beneficial interest transactions:
Class A	(22,942,282)	(38,260,202)
Class C	(19,938,941)	(25,265,745)
Class I	(21,602,141)	(24,745,779)
Class Y	(50,581,039)	(100,547,847)
Class Z	(328,348,081)	(521,131,169)
Net decrease from shares of beneficial interest transactions — Note 8	(443,412,484)	(709,950,742)
Total decrease	(290,797,964)	(288,754,317)
Net Assets:
Beginning of period	1,214,912,455	1,503,666,772
END OF PERIOD	$924,114,491	$1,214,912,455
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets  (Continued)

Alger Weatherbie Specialized Growth Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Net investment (loss)	$(3,045,732)	$(3,649,003)
Net realized gain on investments and foreign currency	37,645,996	10,696,821
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(15,380,861)	124,004,415
Net increase in net assets resulting from operations	19,219,403	131,052,233
Dividends and distributions to shareholders:
Class A	—	—
Class C	—	—
Class I	—	—
Class Y	—	—
Class Z	—	—
Total dividends and distributions to shareholders	—	—
Decrease from shares of beneficial interest transactions:
Class A	(20,732,863)	(24,125,454)
Class C	(7,943,368)	(12,006,573)
Class I	(2,726,322)	(5,558,430)
Class Y	(19,522,302)	(2,484,309)
Class Z	(115,748,619)	(122,230,430)
Net decrease from shares of beneficial interest transactions — Note 8	(166,673,474)	(166,405,196)
Total decrease	(147,454,071)	(35,352,963)
Net Assets:
Beginning of period	477,042,930	512,395,893
END OF PERIOD	$329,588,859	$477,042,930
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets  (Continued)

	Alger International Opportunities Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Net investment income	$413,886	$245,882
Net realized gain on investments and foreign currency	16,439,254	16,029,127
Net change in unrealized appreciation on investments and foreign currency	10,574,446	22,727,248
Net increase in net assets resulting from operations	27,427,586	39,002,257
Dividends and distributions to shareholders:
Class A	(5,634,018)	—
Class B	(816,597)	—
Class C	(54,580)	—
Class I	(68,617)	—
Class Z	(866,706)	(57,254)
Total dividends and distributions to shareholders	(7,440,518)	(57,254)
Increase (decrease) from shares of beneficial interest transactions:
Class A	(2,180,148)	(8,170,337)
Class B	(771,976)	(1,277,614)
Class C	332,182	(506,459)
Class I	224,130	(82,766)
Class Z	4,738,210	(23,345,383)
Net increase (decrease) from shares of beneficial interest transactions — Note 8	2,342,398	(33,382,559)
Total increase	22,329,466	5,562,444
Net Assets:
Beginning of period	152,209,506	146,647,062
END OF PERIOD	$174,538,972	$152,209,506
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets  (Continued)

Alger International Small Cap Fund
From June 30, 2025 (commencement of operations) to October 31, 2025
Net investment income	$414
Net realized (loss) on investments and foreign currency	(45,615)
Net change in unrealized appreciation on investments and foreign currency	14,259
Net decrease in net assets resulting from operations	(30,942)
Dividends and distributions to shareholders:
Class A	—
Class Z	—
Total dividends and distributions to shareholders	—
Increase from shares of beneficial interest transactions:
Class A	304,000
Class Z	1,900,000
Net increase from shares of beneficial interest transactions — Note 8	2,204,000
Total increase	2,173,058
Net Assets:
Beginning of period	—
END OF PERIOD	$2,173,058
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets  (Continued)

Alger Health Sciences Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Net investment (loss)	$(131,350)	$(428,937)
Net realized gain (loss) on investments and foreign currency	(1,554,894)	7,230,366
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(2,488,786)	12,744,145
Net increase (decrease) in net assets resulting from operations	(4,175,030)	19,545,574
Dividends and distributions to shareholders:
Class A	—	—
Class C	—	—
Class Z	—	—
Total dividends and distributions to shareholders	—	—
Decrease from shares of beneficial interest transactions:
Class A	(14,688,652)	(16,152,722)
Class C	(1,253,597)	(1,960,991)
Class Z	(13,610,375)	(21,560,302)
Net decrease from shares of beneficial interest transactions — Note 8	(29,552,624)	(39,674,015)
Total decrease	(33,727,654)	(20,128,441)
Net Assets:
Beginning of period	97,736,406	117,864,847
END OF PERIOD	$64,008,752	$97,736,406
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets  (Continued)

	Alger AI Enablers & Adopters Fund
	For the Year Ended October 31, 2025	From April 4, 2024 (commencement of operations) to October 31, 2024
Net investment (loss)	$(33,615)	$(3)
Net realized gain on investments and foreign currency	1,018,438	69,857
Net change in unrealized appreciation on investments and foreign currency	3,583,752	616,799
Net increase in net assets resulting from operations	4,568,575	686,653
Dividends and distributions to shareholders:
Class A	(6,324)	—
Class C	(2,913)	—
Class I	(3,025)	—
Class Y	(2,892)	—
Class Z	(93,571)	—
Total dividends and distributions to shareholders	(108,725)	—
Increase (decrease) from shares of beneficial interest transactions:
Class A	8,862,799	191,488
Class C	615,713	100,780
Class I	653,122	103,020
Class Y	(16,162)	100,000
Class Z	558,049	3,249,958
Net increase from shares of beneficial interest transactions — Note 8	10,673,521	3,745,246
Total increase	15,133,371	4,431,899
Net Assets:
Beginning of period	4,431,899	—
END OF PERIOD	$19,565,270	$4,431,899
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Capital Appreciation Fund	Class A
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$34.30	$23.29	$20.77	$39.48	$33.76
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.36)	(0.20)	(0.14)	(0.13)	(0.24)
Net realized and unrealized gain (loss) on investments	16.23	13.03	3.50	(11.17)	11.11
Total from investment operations	15.87	12.83	3.36	(11.30)	10.87
Distributions from net realized gains	(4.35)	(1.82)	(0.84)	(7.41)	(5.15)
Net asset value, end of period	$45.82	$34.30	$23.29	$20.77	$39.48
Total return(b)	50.36%	58.06%	16.95%	(34.88) %	35.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,287,543	$983,691	$737,324	$774,249	$1,523,572
Ratio of net expenses to average net assets	1.28%	1.26%	1.28%	1.20%	1.15%
Ratio of net investment loss to average net assets	(0.98) %	(0.68) %	(0.64) %	(0.49) %	(0.67) %
Portfolio turnover rate	75.90%(c)	60.48%	85.55%	108.26%	78.77%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Capital Appreciation Fund	Class C
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$18.94	$13.66	$12.63	$27.13	$24.79
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.32)	(0.22)	(0.18)	(0.20)	(0.35)
Net realized and unrealized gain (loss) on investments	8.30	7.32	2.05	(6.89)	7.84
Total from investment operations	7.98	7.10	1.87	(7.09)	7.49
Distributions from net realized gains	(4.35)	(1.82)	(0.84)	(7.41)	(5.15)
Net asset value, end of period	$22.57	$18.94	$13.66	$12.63	$27.13
Total return(b)	49.41%	56.92%	16.03%	(35.36) %	34.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$68,133	$60,522	$67,776	$91,815	$211,972
Ratio of net expenses to average net assets	2.05%	1.97%	2.05%	1.95%	1.90%
Ratio of net investment loss to average net assets	(1.74) %	(1.38) %	(1.40) %	(1.24) %	(1.42) %
Portfolio turnover rate	75.90%(c)	60.48%	85.55%	108.26%	78.77%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Capital Appreciation Fund	Class Z
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$37.18	$25.02	$22.16	$41.50	$35.15
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.24)	(0.09)	(0.05)	(0.04)	(0.13)
Net realized and unrealized gain (loss) on investments	17.77	14.07	3.75	(11.89)	11.63
Total from investment operations	17.53	13.98	3.70	(11.93)	11.50
Distributions from net realized gains	(4.35)	(1.82)	(0.84)	(7.41)	(5.15)
Net asset value, end of period	$50.36	$37.18	$25.02	$22.16	$41.50
Total return(b)	50.97%	58.67%	17.44%	(34.67) %	35.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,345,369	$884,609	$778,215	$949,473	$1,687,179
Ratio of gross expenses to average net assets	0.97%	0.95%	0.93%	0.86%	0.83%
Ratio of expense reimbursements to average net assets	(0.06) %	(0.07) %	(0.07) %	(0.01) %	—
Ratio of net expenses to average net assets	0.91%	0.88%	0.86%	0.85%	0.83%
Ratio of net investment loss to average net assets	(0.61) %	(0.29) %	(0.21) %	(0.14) %	(0.34) %
Portfolio turnover rate	75.90%(c)	60.48%	85.55%	108.26%	78.77%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Concentrated Equity Fund	Class A
	Year Ended 10/31/2025	From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$11.83	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.07)	(0.02)
Net realized and unrealized gain on investments	6.46	1.85
Total from investment operations	6.39	1.83
Distributions from net realized gains	(0.05)	—
Net asset value, end of period	$18.17	$11.83
Total return(c)	54.20%	18.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$195	$118
Ratio of gross expenses to average net assets	2.83%	6.91%
Ratio of expense reimbursements to average net assets	(2.02) %	(6.00) %
Ratio of net expenses to average net assets	0.81%	0.91%
Ratio of net investment loss to average net assets	(0.49) %	(0.40) %
Portfolio turnover rate	67.58%	33.05%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Concentrated Equity Fund	Class C
	Year Ended 10/31/2025	From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$11.78	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.17)	(0.07)
Net realized and unrealized gain on investments	6.39	1.85
Total from investment operations	6.22	1.78
Distributions from net realized gains	(0.05)	—
Net asset value, end of period	$17.95	$11.78
Total return(c)	52.99%	17.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$195	$118
Ratio of gross expenses to average net assets	3.58%	7.66%
Ratio of expense reimbursements to average net assets	(2.02) %	(6.00) %
Ratio of net expenses to average net assets	1.56%	1.66%
Ratio of net investment loss to average net assets	(1.23) %	(1.14) %
Portfolio turnover rate	67.58%	33.05%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Concentrated Equity Fund	Class I
	Year Ended 10/31/2025	From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$11.83	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.07)	(0.02)
Net realized and unrealized gain on investments	6.46	1.85
Total from investment operations	6.39	1.83
Distributions from net realized gains	(0.05)	—
Net asset value, end of period	$18.17	$11.83
Total return(c)	54.20%	18.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$182	$118
Ratio of gross expenses to average net assets	2.83%	6.92%
Ratio of expense reimbursements to average net assets	(2.02) %	(6.01) %
Ratio of net expenses to average net assets	0.81%	0.91%
Ratio of net investment loss to average net assets	(0.48) %	(0.39) %
Portfolio turnover rate	67.58%	33.05%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Concentrated Equity Fund	Class Y
	Year Ended 10/31/2025	From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$11.85	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.03)	(0.01)
Net realized and unrealized gain on investments	6.47	1.86
Total from investment operations	6.44	1.85
Distributions from net realized gains	(0.05)	—
Net asset value, end of period	$18.24	$11.85
Total return(c)	54.53%	18.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$182	$118
Ratio of gross expenses to average net assets	2.59%	6.65%
Ratio of expense reimbursements to average net assets	(2.03) %	(5.98) %
Ratio of net expenses to average net assets	0.56%	0.67%
Ratio of net investment loss to average net assets	(0.23) %	(0.15) %
Portfolio turnover rate	67.58%	33.05%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Concentrated Equity Fund	Class Z
	Year Ended 10/31/2025	From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$11.85	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.03)	— (c)
Net realized and unrealized gain on investments	6.47	1.85
Total from investment operations	6.44	1.85
Distributions from net realized gains	(0.05)	—
Net asset value, end of period	$18.24	$11.85
Total return(d)	54.53%	18.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$7,200	$4,531
Ratio of gross expenses to average net assets	2.57%	6.54%
Ratio of expense reimbursements to average net assets	(2.01) %	(5.99) %
Ratio of net expenses to average net assets	0.56%	0.55%
Ratio of net investment loss to average net assets	(0.23) %	(0.06) %
Portfolio turnover rate	67.58%	33.05%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Growth & Income Fund	Class A
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$75.50	$57.50	$52.35	$61.76	$43.88
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.79	0.91	0.85	0.71	0.63
Net realized and unrealized gain (loss) on investments	16.23	17.89	5.09	(7.49)	18.47
Total from investment operations	17.02	18.80	5.94	(6.78)	19.10
Dividends from net investment income	(0.85)	(0.80)	(0.79)	(0.56)	(0.55)
Distributions from net realized gains	—	—	—	(2.07)	(0.67)
Net asset value, end of period	$91.67	$75.50	$57.50	$52.35	$61.76
Total return(b)	22.73%	32.85%	11.39%	(11.53) %	44.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$223,141	$181,762	$128,090	$108,039	$106,439
Ratio of net expenses to average net assets	0.93%	0.95%	0.96%	0.97%	0.98%
Ratio of net investment income to average net assets	0.98%	1.31%	1.51%	1.24%	1.15%
Portfolio turnover rate	4.83%	1.53%	4.29%	1.96%	8.40%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Growth & Income Fund	Class C
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$74.15	$56.51	$51.46	$60.77	$43.22
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.38	0.43	0.28	0.21
Net realized and unrealized gain (loss) on investments	15.95	17.57	5.00	(7.38)	18.18
Total from investment operations	16.14	17.95	5.43	(7.10)	18.39
Dividends from net investment income	(0.26)	(0.31)	(0.38)	(0.14)	(0.17)
Distributions from net realized gains	—	—	—	(2.07)	(0.67)
Net asset value, end of period	$90.03	$74.15	$56.51	$51.46	$60.77
Total return(b)	21.82%	31.84%	10.56%	(12.18) %	43.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$34,595	$33,206	$24,149	$21,111	$18,194
Ratio of net expenses to average net assets	1.68%	1.70%	1.71%	1.73%	1.73%
Ratio of net investment income to average net assets	0.24%	0.56%	0.77%	0.49%	0.40%
Portfolio turnover rate	4.83%	1.53%	4.29%	1.96%	8.40%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Growth & Income Fund	Class Z
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$75.63	$57.58	$52.42	$61.84	$43.94
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	1.04	1.12	1.03	0.90	0.80
Net realized and unrealized gain (loss) on investments	16.26	17.92	5.10	(7.51)	18.49
Total from investment operations	17.30	19.04	6.13	(6.61)	19.29
Dividends from net investment income	(1.11)	(0.99)	(0.97)	(0.74)	(0.72)
Distributions from net realized gains	—	—	—	(2.07)	(0.67)
Net asset value, end of period	$91.82	$75.63	$57.58	$52.42	$61.84
Total return(b)	23.12%	33.26%	11.75%	(11.25) %	44.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$533,510	$421,040	$168,445	$115,251	$38,021
Ratio of gross expenses to average net assets	0.62%	0.64%	0.65%	0.65%	0.66%
Ratio of expense reimbursements to average net assets	—	—	—	—	— (c)
Ratio of net expenses to average net assets	0.62%	0.64%	0.65%	0.65%	0.66%
Ratio of net investment income to average net assets	1.29%	1.59%	1.82%	1.62%	1.45%
Portfolio turnover rate	4.83%	1.53%	4.29%	1.96%	8.40%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)	Amount was less than 0.005%.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger 35 Fund	Class Z
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021(a)
Net asset value, beginning of period	$15.56	$9.68	$9.55	$21.33	$17.41
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.06)	(0.02)	(0.01)	— (c)	(0.01)
Net realized and unrealized gain (loss) on investments	9.26	5.90	0.14	(6.68)	6.95
Total from investment operations	9.20	5.88	0.13	(6.68)	6.94
Dividends from net investment income	(0.06)	—	— (c)	—	— (d)
Distributions from net realized gains	—	—	—	(5.10)	(3.02)
Net asset value, end of period	$24.70	$15.56	$9.68	$9.55	$21.33
Total return(e)	59.22%	60.74%	1.38%	(39.09) %	44.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$49,485	$31,348	$25,640	$25,976	$44,159
Ratio of gross expenses to average net assets	0.74%	0.89%	0.97%	0.94%	0.92%
Ratio of expense reimbursements to average net assets	(0.18) %	(0.33) %	(0.40) %	(0.39) %	(0.52) %
Ratio of net expenses to average net assets	0.56%	0.56%	0.57%	0.55%	0.40%
Ratio of net investment income (loss) to average net assets	(0.30) %	(0.18) %	(0.12) %	0.01%	(0.07) %
Portfolio turnover rate	189.43%(f)	254.89%	412.77%	202.40%	136.61%

(a)	Class P Shares were reclassified as Class Z Shares on May 7, 2021 and after the close of business on October 29, 2021, Class P-2 Shares were converted to Class Z Shares.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Amount was more than $(0.001) per share.
(e)	Does not reflect the effect of sales charges, if applicable.
(f)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Focus Fund	Class A
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	From 7/29/2021 (commencement of operations) to 10/31/2021(a)
Net asset value, beginning of period	$16.29	$11.33	$12.14	$23.43	$20.67
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.17)	(0.10)	(0.10)	(0.09)	(0.04)
Net realized and unrealized gain (loss) on investments	5.11	5.06	(0.71)	(9.14)	2.80
Total from investment operations	4.94	4.96	(0.81)	(9.23)	2.76
Distributions from net realized gains	—	—	—	(2.06)	—
Net asset value, end of period	$21.23	$16.29	$11.33	$12.14	$23.43
Total return(c)	30.26%	43.78%	(6.67) %	(42.27) %	13.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$10,420	$5,972	$3,307	$5,083	$1,669
Ratio of net expenses to average net assets	1.15%	1.19%	1.14%	1.05%	0.96%
Ratio of net investment loss to average net assets	(0.91) %	(0.69) %	(0.80) %	(0.66) %	(0.72) %
Portfolio turnover rate	265.15%	94.67%	121.07%	267.86%	250.31%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Focus Fund	Class C
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	From 7/29/2021 (commencement of operations) to 10/31/2021(a)
Net asset value, beginning of period	$15.87	$11.13	$12.01	$23.38	$20.67
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.30)	(0.21)	(0.19)	(0.21)	(0.09)
Net realized and unrealized gain (loss) on investments	4.95	4.95	(0.69)	(9.10)	2.80
Total from investment operations	4.65	4.74	(0.88)	(9.31)	2.71
Distributions from net realized gains	—	—	—	(2.06)	—
Net asset value, end of period	$20.52	$15.87	$11.13	$12.01	$23.38
Total return(c)	29.30%	42.59%	(7.33) %	(42.78) %	13.16%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$4,126	$3,139	$2,070	$2,433	$2,317
Ratio of gross expenses to average net assets	1.92%	1.97%	1.96%	1.85%	1.76%
Ratio of expense reimbursements to average net assets	—	—	(0.02) %	—	—
Ratio of net expenses to average net assets	1.92%	1.97%	1.94%	1.85%	1.76%
Ratio of net investment loss to average net assets	(1.69) %	(1.47) %	(1.60) %	(1.46) %	(1.50) %
Portfolio turnover rate	265.15%	94.67%	121.07%	267.86%	250.31%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Focus Fund	Class I
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$16.31	$11.34	$12.14	$23.43	$15.10
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.16)	(0.09)	(0.08)	(0.10)	(0.17)
Net realized and unrealized gain (loss) on investments	5.11	5.06	(0.72)	(9.13)	8.76
Total from investment operations	4.95	4.97	(0.80)	(9.23)	8.59
Distributions from net realized gains	—	—	—	(2.06)	(0.26)
Net asset value, end of period	$21.26	$16.31	$11.34	$12.14	$23.43
Total return(b)	30.29%	43.83%	(6.59) %	(42.28) %	57.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$7,309	$8,915	$11,512	$62,499	$145,539
Ratio of net expenses to average net assets	1.15%	1.11%	1.12%	1.01%	0.95%
Ratio of net investment loss to average net assets	(0.90) %	(0.62) %	(0.67) %	(0.63) %	(0.85) %
Portfolio turnover rate	265.15%	94.67%	121.07%	267.86%	250.31%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Focus Fund	Class Y
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	From 2/26/2021 (commencement of operations) to 10/31/2021(a)
Net asset value, beginning of period	$16.59	$11.49	$12.26	$23.56	$20.65
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.10)	(0.06)	(0.04)	(0.06)	(0.08)
Net realized and unrealized gain (loss) on investments	5.23	5.16	(0.73)	(9.18)	2.99
Total from investment operations	5.13	5.10	(0.77)	(9.24)	2.91
Distributions from net realized gains	—	—	—	(2.06)	—
Net asset value, end of period	$21.72	$16.59	$11.49	$12.26	$23.56
Total return(c)	30.92%	44.39%	(6.28) %	(42.07) %	14.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$4,083	$1,827	$189	$443	$137
Ratio of gross expenses to average net assets	0.83%	0.87%	0.84%	0.74%	0.72%
Ratio of expense reimbursements to average net assets	(0.09) %	(0.09) %	(0.12) %	(0.05) %	(0.02) %
Ratio of net expenses to average net assets	0.74%	0.78%	0.72%	0.69%	0.70%
Ratio of net investment loss to average net assets	(0.54) %	(0.37) %	(0.32) %	(0.44) %	(0.57) %
Portfolio turnover rate	265.15%	94.67%	121.07%	267.86%	250.31%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Focus Fund	Class Z
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$16.56	$11.49	$12.26	$23.57	$15.15
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.11)	(0.05)	(0.06)	(0.05)	(0.12)
Net realized and unrealized gain (loss) on investments	5.20	5.12	(0.71)	(9.20)	8.80
Total from investment operations	5.09	5.07	(0.77)	(9.25)	8.68
Distributions from net realized gains	—	—	—	(2.06)	(0.26)
Net asset value, end of period	$21.65	$16.56	$11.49	$12.26	$23.57
Total return(b)	30.74%	44.13%	(6.28) %	(42.10) %	57.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$296,724	$241,746	$217,843	$365,976	$795,479
Ratio of net expenses to average net assets	0.82%	0.87%	0.83%	0.71%	0.68%
Ratio of net investment loss to average net assets	(0.59) %	(0.36) %	(0.48) %	(0.33) %	(0.58) %
Portfolio turnover rate	265.15%	94.67%	121.07%	267.86%	250.31%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Growth Fund	Class A
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$14.68	$10.84	$10.82	$25.20	$19.29
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.15)	(0.08)	(0.08)	(0.09)	0.48
Net realized and unrealized gain (loss) on investments	3.87	3.92	0.10	(7.71)	7.58
Total from investment operations	3.72	3.84	0.02	(7.80)	8.06
Dividends from net investment income	—	—	—	(0.45)	—
Distributions from net realized gains	—	—	—	(6.13)	(2.15)
Net asset value, end of period	$18.40	$14.68	$10.84	$10.82	$25.20
Total return(b)	25.34%	35.42%	0.18%	(39.13) %	44.05%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$191,757	$165,133	$134,439	$146,648	$259,895
Ratio of net expenses to average net assets	1.22%	1.27%	1.27%	1.24%	1.21%
Ratio of net investment income (loss) to average net assets	(0.93) %	(0.57) %	(0.69) %	(0.68) %	2.15%
Portfolio turnover rate	88.64%	55.90%	78.35%	204.79%	170.96%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Mid Cap Growth Fund received a Fair Fund distribution of $9,346,397, which contributed approximately 3.89% to its annual return

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Growth Fund	Class B
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$9.18	$6.79	$6.78	$18.60	$14.70
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.11)	(0.06)	(0.05)	(0.06)	0.35
Net realized and unrealized gain (loss) on investments	2.42	2.45	0.06	(5.15)	5.70
Total from investment operations	2.31	2.39	0.01	(5.21)	6.05
Dividends from net investment income	—	—	—	(0.48)	—
Distributions from net realized gains	—	—	—	(6.13)	(2.15)
Net asset value, end of period	$11.49	$9.18	$6.79	$6.78	$18.60
Total return(b)	25.16%	35.20%	0.15%	(39.16) %	44.24%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$14,004	$12,040	$9,563	$10,404	$18,276
Ratio of gross expenses to average net assets	1.94%	1.99%	1.98%	1.95%	1.93%
Ratio of expense reimbursements to average net assets	(0.55) %	(0.61) %	(0.66) %	(0.67) %	(0.76) %
Ratio of net expenses to average net assets	1.39%	1.38%	1.32%	1.28%	1.17%
Ratio of net investment income (loss) to average net assets	(1.09) %	(0.68) %	(0.73) %	(0.71) %	2.08%
Portfolio turnover rate	88.64%	55.90%	78.35%	204.79%	170.96%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Mid Cap Growth Fund received a Fair Fund distribution of $9,346,397, which contributed approximately 3.89% to its annual return

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Growth Fund	Class C
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$8.46	$6.30	$6.34	$17.82	$14.26
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.16)	(0.10)	(0.10)	(0.12)	0.23
Net realized and unrealized gain (loss) on investments	2.23	2.26	0.06	(4.88)	5.48
Total from investment operations	2.07	2.16	(0.04)	(5.00)	5.71
Dividends from net investment income	—	—	—	(0.35)	—
Distributions from net realized gains	—	—	—	(6.13)	(2.15)
Net asset value, end of period	$10.53	$8.46	$6.30	$6.34	$17.82
Total return(b)	24.47%	34.29%	(0.63) %	(39.60) %	42.91%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$3,413	$3,703	$3,319	$4,562	$8,244
Ratio of net expenses to average net assets	2.04%	2.01%	2.13%	2.05%	2.00%
Ratio of net investment income (loss) to average net assets	(1.73) %	(1.31) %	(1.54) %	(1.49) %	1.41%
Portfolio turnover rate	88.64%	55.90%	78.35%	204.79%	170.96%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Mid Cap Growth Fund received a Fair Fund distribution of $9,346,397, which contributed approximately 3.89% to its annual return

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Growth Fund	Class Z
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$15.23	$11.22	$11.16	$25.78	$19.63
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.11)	(0.04)	(0.05)	(0.05)	0.63
Net realized and unrealized gain (loss) on investments	4.04	4.05	0.11	(7.92)	7.67
Total from investment operations	3.93	4.01	0.06	(7.97)	8.30
Dividends from net investment income	—	—	—	(0.52)	—
Distributions from net realized gains	—	—	—	(6.13)	(2.15)
Net asset value, end of period	$19.16	$15.23	$11.22	$11.16	$25.78
Total return(b)	25.81%	35.74%	0.54%	(38.95) %	44.55%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$79,498	$60,776	$42,274	$30,488	$52,746
Ratio of net expenses to average net assets	0.92%	0.98%	0.96%	0.93%	0.92%
Ratio of net investment income (loss) to average net assets	(0.64) %	(0.28) %	(0.41) %	(0.37) %	2.75%
Portfolio turnover rate	88.64%	55.90%	78.35%	204.79%	170.96%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Mid Cap Growth Fund received a Fair Fund distribution of $9,346,397, which contributed approximately 3.89% to its annual return

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Small Cap Growth Fund	Class A
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$10.14	$7.90	$8.83	$16.21	$12.59
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.11)	(0.11)	(0.08)	(0.11)	(0.07)
Net realized and unrealized gain (loss) on investments	1.40	2.35	(0.85)	(5.93)	3.76
Total from investment operations	1.29	2.24	(0.93)	(6.04)	3.69
Dividends from net investment income	—	— (b)	—	—	—
Distributions from net realized gains	—	—	—	(1.34)	(0.07)
Net asset value, end of period	$11.43	$10.14	$7.90	$8.83	$16.21
Total return(c)	12.72%	28.40%	(10.53) %	(39.87) %	29.27%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$118,898	$120,113	$110,041	$142,244	$262,708
Ratio of net expenses to average net assets	1.32%	1.34%	1.32%	1.29%	1.23%
Ratio of net investment loss to average net assets	(1.12) %	(1.11) %	(0.93) %	(1.01) %	(0.46) %
Portfolio turnover rate	37.93%	49.68%	30.15%	15.44%	34.85%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Amount was less than $0.005 per share.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Small Cap Growth Fund received a Fair Fund distribution of $3,738,004, which contributed approximately 0.72% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Small Cap Growth Fund	Class B
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$6.82	$5.31	$5.94	$11.41	$8.88
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.06)	(0.07)	(0.06)	(0.08)	(0.05)
Net realized and unrealized gain (loss) on investments	0.95	1.58	(0.57)	(4.05)	2.65
Total from investment operations	0.89	1.51	(0.63)	(4.13)	2.60
Distributions from net realized gains	—	—	—	(1.34)	(0.07)
Net asset value, end of period	$7.71	$6.82	$5.31	$5.94	$11.41
Total return(b)	13.05%	28.44%	(10.61) %	(39.91) %	29.38%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,813	$1,840	$2,212	$3,038	$5,821
Ratio of gross expenses to average net assets	2.05%	2.04%	2.05%	2.00%	1.96%
Ratio of expense reimbursements to average net assets	(0.98) %	(0.80) %	(0.64) %	(0.64) %	(0.74) %
Ratio of net expenses to average net assets	1.07%	1.24%	1.41%	1.36%	1.22%
Ratio of net investment loss to average net assets	(0.88) %	(1.01) %	(1.02) %	(1.09) %	(0.48) %
Portfolio turnover rate	37.93%	49.68%	30.15%	15.44%	34.85%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Small Cap Growth Fund received a Fair Fund distribution of $3,738,004, which contributed approximately 0.72% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Small Cap Growth Fund	Class C
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$6.22	$4.89	$5.51	$10.76	$8.44
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.12)	(0.11)	(0.09)	(0.12)	(0.13)
Net realized and unrealized gain (loss) on investments	0.86	1.44	(0.53)	(3.79)	2.52
Total from investment operations	0.74	1.33	(0.62)	(3.91)	2.39
Distributions from net realized gains	—	—	—	(1.34)	(0.07)
Net asset value, end of period	$6.96	$6.22	$4.89	$5.51	$10.76
Total return(b)	11.90%	27.20%	(11.25) %	(40.32) %	28.41%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$12,210	$14,614	$14,851	$21,105	$39,148
Ratio of net expenses to average net assets	2.12%	2.13%	2.12%	2.09%	2.00%
Ratio of net investment loss to average net assets	(1.92) %	(1.90) %	(1.72) %	(1.81) %	(1.21) %
Portfolio turnover rate	37.93%	49.68%	30.15%	15.44%	34.85%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Small Cap Growth Fund received a Fair Fund distribution of $3,738,004, which contributed approximately 0.72% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Small Cap Growth Fund	Class Y
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	From 12/31/2021 (commencement of operations) to 10/31/2022(a)
Net asset value, beginning of period	$10.72	$8.36	$9.31	$13.84
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.07)	(0.06)	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments	1.50	2.47	(0.91)	(4.49)
Total from investment operations	1.43	2.41	(0.95)	(4.53)
Dividends from net investment income	—	(0.05)	—	—
Net asset value, end of period	$12.15	$10.72	$8.36	$9.31
Total return(c)	13.34%	28.85%	(10.20) %	(32.73) %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$87	$203	$7,258	$8,050
Ratio of gross expenses to average net assets	1.06%	1.02%	0.99%	0.96%
Ratio of expense reimbursements to average net assets	(0.21) %	(0.16) %	(0.14) %	(0.12) %
Ratio of net expenses to average net assets	0.85%	0.86%	0.85%	0.84%
Ratio of net investment loss to average net assets	(0.66) %	(0.63) %	(0.47) %	(0.44) %
Portfolio turnover rate	37.93%	49.68%	30.15%	15.44%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Small Cap Growth Fund	Class Z
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$10.70	$8.34	$9.29	$16.92	$13.10
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.08)	(0.08)	(0.05)	(0.08)	(0.02)
Net realized and unrealized gain (loss) on investments	1.48	2.47	(0.90)	(6.21)	3.91
Total from investment operations	1.40	2.39	(0.95)	(6.29)	3.89
Dividends from net investment income	—	(0.03)	—	—	—
Distributions from net realized gains	—	—	—	(1.34)	(0.07)
Net asset value, end of period	$12.10	$10.70	$8.34	$9.29	$16.92
Total return(b)	13.08%	28.74%	(10.23) %	(39.66) %	29.66%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$69,985	$107,674	$138,502	$214,819	$383,748
Ratio of gross expenses to average net assets	1.00%	1.03%	0.99%	0.96%	0.93%
Ratio of expense reimbursements to average net assets	—	(0.03) %	—	—	—
Ratio of net expenses to average net assets	1.00%	1.00%	0.99%	0.96%	0.93%
Ratio of net investment loss to average net assets	(0.79) %	(0.77) %	(0.59) %	(0.68) %	(0.12) %
Portfolio turnover rate	37.93%	49.68%	30.15%	15.44%	34.85%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Small Cap Growth Fund received a Fair Fund distribution of $3,738,004, which contributed approximately 0.72% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Small Cap Focus Fund	Class A
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$18.27	$13.95	$16.91	$31.74	$26.22
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.21)	(0.20)	(0.19)	(0.19)	(0.31)
Net realized and unrealized gain (loss) on investments	3.65	4.52	(2.77)	(12.84)	5.83
Total from investment operations	3.44	4.32	(2.96)	(13.03)	5.52
Distributions from net realized gains	—	—	—	(1.80)	—
Net asset value, end of period	$21.71	$18.27	$13.95	$16.91	$31.74
Total return(b)	18.83%	30.97%	(17.50) %	(42.88) %	21.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$125,463	$127,360	$128,366	$226,738	$560,577
Ratio of net expenses to average net assets	1.30%	1.22%	1.48%	1.32%	1.18%
Ratio of net investment loss to average net assets	(1.13) %	(1.14) %	(1.18) %	(0.96) %	(0.98) %
Portfolio turnover rate	88.45%	60.26%	68.04%	37.57%	56.71%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Small Cap Focus Fund	Class C
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$15.74	$12.11	$14.75	$28.12	$23.40
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.30)	(0.28)	(0.24)	(0.28)	(0.47)
Net realized and unrealized gain (loss) on investments	3.13	3.91	(2.40)	(11.29)	5.19
Total from investment operations	2.83	3.63	(2.64)	(11.57)	4.72
Distributions from net realized gains	—	—	—	(1.80)	—
Net asset value, end of period	$18.57	$15.74	$12.11	$14.75	$28.12
Total return(b)	17.98%	30.08%	(17.97) %	(43.23) %	20.17%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$39,197	$53,942	$62,091	$108,988	$267,800
Ratio of net expenses to average net assets	2.00%	1.94%	2.02%	1.93%	1.90%
Ratio of net investment loss to average net assets	(1.84) %	(1.86) %	(1.72) %	(1.57) %	(1.70) %
Portfolio turnover rate	88.45%	60.26%	68.04%	37.57%	56.71%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Small Cap Focus Fund	Class I
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$18.90	$14.42	$17.44	$32.61	$26.93
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.20)	(0.19)	(0.15)	(0.18)	(0.31)
Net realized and unrealized gain (loss) on investments	3.78	4.67	(2.87)	(13.19)	5.99
Total from investment operations	3.58	4.48	(3.02)	(13.37)	5.68
Distributions from net realized gains	—	—	—	(1.80)	—
Net asset value, end of period	$22.48	$18.90	$14.42	$17.44	$32.61
Total return(b)	18.94%	31.07%	(17.32) %	(42.77) %	21.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$24,745	$42,351	$52,678	$144,513	$421,986
Ratio of net expenses to average net assets	1.22%	1.15%	1.24%	1.18%	1.14%
Ratio of net investment loss to average net assets	(1.05) %	(1.06) %	(0.91) %	(0.83) %	(0.95) %
Portfolio turnover rate	88.45%	60.26%	68.04%	37.57%	56.71%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Small Cap Focus Fund	Class Y
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$19.51	$14.85	$17.89	$33.29	$27.41
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.14)	(0.14)	(0.09)	(0.09)	(0.21)
Net realized and unrealized gain (loss) on investments	3.92	4.80	(2.95)	(13.51)	6.09
Total from investment operations	3.78	4.66	(3.04)	(13.60)	5.88
Distributions from net realized gains	—	—	—	(1.80)	—
Net asset value, end of period	$23.29	$19.51	$14.85	$17.89	$33.29
Total return(b)	19.38%	31.38%	(16.99) %	(42.58) %	21.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$30,944	$75,589	$136,084	$257,064	$394,801
Ratio of gross expenses to average net assets	0.88%	0.89%	0.90%	0.85%	0.83%
Ratio of expense reimbursements to average net assets	(0.02) %	(0.03) %	(0.04) %	—	—
Ratio of net expenses to average net assets	0.86%	0.86%	0.86%	0.85%	0.83%
Ratio of net investment loss to average net assets	(0.68) %	(0.77) %	(0.55) %	(0.46) %	(0.65) %
Portfolio turnover rate	88.45%	60.26%	68.04%	37.57%	56.71%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Small Cap Focus Fund	Class Z
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$19.50	$14.84	$17.88	$33.29	$27.41
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.14)	(0.15)	(0.10)	(0.10)	(0.21)
Net realized and unrealized gain (loss) on investments	3.91	4.81	(2.94)	(13.51)	6.09
Total from investment operations	3.77	4.66	(3.04)	(13.61)	5.88
Distributions from net realized gains	—	—	—	(1.80)	—
Net asset value, end of period	$23.27	$19.50	$14.84	$17.88	$33.29
Total return(b)	19.33%	31.40%	(17.00) %	(42.61) %	21.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$703,766	$915,671	$1,124,448	$2,192,139	$6,195,714
Ratio of net expenses to average net assets	0.88%	0.89%	0.88%	0.84%	0.83%
Ratio of net investment loss to average net assets	(0.72) %	(0.81) %	(0.58) %	(0.49) %	(0.65) %
Portfolio turnover rate	88.45%	60.26%	68.04%	37.57%	56.71%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Weatherbie Specialized Growth Fund	Class A
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$12.95	$10.12	$11.57	$24.96	$17.46
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.13)	(0.11)	(0.10)	(0.14)	(0.23)
Net realized and unrealized gain (loss) on investments	0.78	2.94	(1.35)	(8.91)	8.70
Total from investment operations	0.65	2.83	(1.45)	(9.05)	8.47
Distributions from net realized gains	—	—	—	(4.34)	(0.97)
Net asset value, end of period	$13.60	$12.95	$10.12	$11.57	$24.96
Total return(b)	5.02%	27.96%	(12.53) %	(42.03) %	49.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$68,635	$85,078	$86,257	$119,741	$259,394
Ratio of net expenses to average net assets	1.30%	1.26%	1.32%	1.25%	1.20%
Ratio of net investment loss to average net assets	(0.98) %	(0.89) %	(0.90) %	(0.95) %	(1.03) %
Portfolio turnover rate	68.65%	46.68%	40.32%	55.97%	61.53%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Weatherbie Specialized Growth Fund	Class C
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$6.93	$5.45	$6.29	$15.93	$11.52
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.12)	(0.11)	(0.10)	(0.14)	(0.25)
Net realized and unrealized gain (loss) on investments	0.41	1.59	(0.74)	(5.16)	5.63
Total from investment operations	0.29	1.48	(0.84)	(5.30)	5.38
Distributions from net realized gains	—	—	—	(4.34)	(0.97)
Net asset value, end of period	$7.22	$6.93	$5.45	$6.29	$15.93
Total return(b)	4.19%	27.16%	(13.35) %	(42.46) %	48.68%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$17,736	$24,858	$29,559	$44,815	$103,331
Ratio of net expenses to average net assets	2.08%	2.03%	2.08%	2.02%	1.95%
Ratio of net investment loss to average net assets	(1.75) %	(1.66) %	(1.67) %	(1.72) %	(1.79) %
Portfolio turnover rate	68.65%	46.68%	40.32%	55.97%	61.53%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Weatherbie Specialized Growth Fund	Class I
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$13.41	$10.48	$11.99	$25.67	$17.94
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.14)	(0.12)	(0.10)	(0.14)	(0.23)
Net realized and unrealized gain (loss) on investments	0.81	3.05	(1.41)	(9.20)	8.93
Total from investment operations	0.67	2.93	(1.51)	(9.34)	8.70
Distributions from net realized gains	—	—	—	(4.34)	(0.97)
Net asset value, end of period	$14.08	$13.41	$10.48	$11.99	$25.67
Total return(b)	5.00%	27.96%	(12.59) %	(42.02) %	49.81%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$8,746	$10,927	$13,179	$29,612	$77,214
Ratio of net expenses to average net assets	1.34%	1.28%	1.31%	1.25%	1.19%
Ratio of net investment loss to average net assets	(1.02) %	(0.91) %	(0.88) %	(0.95) %	(1.02) %
Portfolio turnover rate	68.65%	46.68%	40.32%	55.97%	61.53%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Weatherbie Specialized Growth Fund	Class Y
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$13.87	$10.79	$12.29	$26.12	$18.17
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.08)	(0.07)	(0.06)	(0.08)	(0.16)
Net realized and unrealized gain (loss) on investments	0.83	3.15	(1.44)	(9.41)	9.08
Total from investment operations	0.75	3.08	(1.50)	(9.49)	8.92
Distributions from net realized gains	—	—	—	(4.34)	(0.97)
Net asset value, end of period	$14.62	$13.87	$10.79	$12.29	$26.12
Total return(b)	5.41%	28.54%	(12.21) %	(41.81) %	50.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$36,176	$53,330	$43,625	$47,379	$61,163
Ratio of gross expenses to average net assets	0.96%	0.96%	0.96%	0.91%	0.89%
Ratio of expense reimbursements to average net assets	(0.08) %	(0.07) %	(0.07) %	(0.04) %	(0.02) %
Ratio of net expenses to average net assets	0.88%	0.89%	0.89%	0.87%	0.87%
Ratio of net investment loss to average net assets	(0.56) %	(0.51) %	(0.47) %	(0.55) %	(0.70) %
Portfolio turnover rate	68.65%	46.68%	40.32%	55.97%	61.53%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Weatherbie Specialized Growth Fund	Class Z
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$14.34	$11.17	$12.73	$26.87	$18.68
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.09)	(0.08)	(0.07)	(0.10)	(0.17)
Net realized and unrealized gain (loss) on investments	0.86	3.25	(1.49)	(9.70)	9.33
Total from investment operations	0.77	3.17	(1.56)	(9.80)	9.16
Distributions from net realized gains	—	—	—	(4.34)	(0.97)
Net asset value, end of period	$15.11	$14.34	$11.17	$12.73	$26.87
Total return(b)	5.37%	28.38%	(12.25) %	(41.82) %	50.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$198,296	$302,850	$339,777	$535,172	$1,277,576
Ratio of net expenses to average net assets	0.96%	0.96%	0.96%	0.91%	0.88%
Ratio of net investment loss to average net assets	(0.63) %	(0.59) %	(0.54) %	(0.61) %	(0.72) %
Portfolio turnover rate	68.65%	46.68%	40.32%	55.97%	61.53%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger International Opportunities Fund	Class A
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$20.18	$15.78	$15.23	$25.12	$18.67
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.05	0.02	(0.03)	(0.10)	(0.11)
Net realized and unrealized gain (loss) on investments	3.58	4.38	0.58	(7.82)	6.56
Total from investment operations	3.63	4.40	0.55	(7.92)	6.45
Distributions from net realized gains	(0.99)	—	—	(1.97)	—
Net asset value, end of period	$22.82	$20.18	$15.78	$15.23	$25.12
Total return(b)	18.88%	27.88%	3.61%	(34.27) %	34.87%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$128,232	$115,335	$97,018	$100,262	$158,223
Ratio of net expenses to average net assets	1.25%	1.30%	1.31%	1.27%	1.22%
Ratio of net investment income (loss) to average net assets	0.23%	0.12%	(0.15) %	(0.53) %	(0.49) %
Portfolio turnover rate	92.29%	93.24%	52.23%	49.36%	75.27%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
International Opportunities Fund received a Fair Fund distribution of $159,091, which contributed approximately
0.11% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger International Opportunities Fund	Class B
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$17.28	$13.51	$13.04	$21.81	$16.19
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03	0.01	(0.02)	(0.09)	(0.08)
Net realized and unrealized gain (loss) on investments	3.04	3.76	0.49	(6.71)	5.70
Total from investment operations	3.07	3.77	0.47	(6.80)	5.62
Distributions from net realized gains	(0.99)	—	—	(1.97)	—
Net asset value, end of period	$19.36	$17.28	$13.51	$13.04	$21.81
Total return(b)	18.80%	27.91%	3.60%	(34.30) %	35.02%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$15,515	$14,584	$12,465	$13,200	$22,147
Ratio of gross expenses to average net assets	1.96%	2.00%	2.00%	1.97%	1.94%
Ratio of expense reimbursements to average net assets	(0.66) %	(0.66) %	(0.70) %	(0.69) %	(0.82) %
Ratio of net expenses to average net assets	1.30%	1.34%	1.30%	1.28%	1.12%
Ratio of net investment income (loss) to average net assets	0.18%	0.08%	(0.15) %	(0.54) %	(0.39) %
Portfolio turnover rate	92.29%	93.24%	52.23%	49.36%	75.27%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
International Opportunities Fund received a Fair Fund distribution of $159,091, which contributed approximately
0.11% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger International Opportunities Fund	Class C
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$16.15	$12.69	$12.37	$20.94	$15.68
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.10)	(0.08)	(0.15)	(0.22)	(0.24)
Net realized and unrealized gain (loss) on investments	2.82	3.54	0.47	(6.38)	5.50
Total from investment operations	2.72	3.46	0.32	(6.60)	5.26
Distributions from net realized gains	(0.99)	—	—	(1.97)	—
Net asset value, end of period	$17.88	$16.15	$12.69	$12.37	$20.94
Total return(b)	17.90%	27.17%	2.67%	(34.82) %	33.86%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,356	$899	$1,138	$1,594	$4,368
Ratio of net expenses to average net assets	2.08%	1.92%	2.21%	2.09%	1.97%
Ratio of net investment loss to average net assets	(0.61) %	(0.55) %	(1.07) %	(1.40) %	(1.23) %
Portfolio turnover rate	92.29%	93.24%	52.23%	49.36%	75.27%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
International Opportunities Fund received a Fair Fund distribution of $159,091, which contributed approximately
0.11% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger International Opportunities Fund	Class I
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$20.26	$15.83	$15.28	$25.20	$18.72
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.05	0.02	(0.02)	(0.08)	(0.10)
Net realized and unrealized gain (loss) on investments	3.58	4.41	0.57	(7.87)	6.58
Total from investment operations	3.63	4.43	0.55	(7.95)	6.48
Distributions from net realized gains	(0.99)	—	—	(1.97)	—
Net asset value, end of period	$22.90	$20.26	$15.83	$15.28	$25.20
Total return(b)	18.85%	27.98%	3.60%	(34.28) %	34.94%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,762	$1,326	$1,104	$1,061	$591
Ratio of gross expenses to average net assets	1.27%	1.33%	1.32%	1.30%	1.24%
Ratio of expense reimbursements to average net assets	—	(0.04) %	(0.04) %	(0.05) %	(0.05) %
Ratio of net expenses to average net assets	1.27%	1.29%	1.28%	1.25%	1.19%
Ratio of net investment income (loss) to average net assets	0.22%	0.13%	(0.12) %	(0.44) %	(0.45) %
Portfolio turnover rate	92.29%	93.24%	52.23%	49.36%	75.27%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
International Opportunities Fund received a Fair Fund distribution of $159,091, which contributed approximately
0.11% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger International Opportunities Fund	Class Z
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$20.77	$16.19	$15.55	$25.52	$18.90
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.12	0.08	0.04	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments	3.71	4.53	0.60	(7.98)	6.65
Total from investment operations	3.83	4.61	0.64	(8.00)	6.62
Dividends from net investment income	—	(0.03)	—	—	—
Distributions from net realized gains	(0.99)	—	—	(1.97)	—
Net asset value, end of period	$23.61	$20.77	$16.19	$15.55	$25.52
Total return(b)	19.32%	28.48%	4.12%	(34.03) %	35.34%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$27,674	$20,065	$34,923	$14,528	$28,264
Ratio of gross expenses to average net assets	0.94%	0.99%	1.00%	0.95%	0.92%
Ratio of expense reimbursements to average net assets	(0.08) %	(0.12) %	(0.12) %	(0.09) %	(0.03) %
Ratio of net expenses to average net assets	0.86%	0.87%	0.88%	0.86%	0.89%
Ratio of net investment income (loss) to average net assets	0.57%	0.40%	0.21%	(0.13) %	(0.13) %
Portfolio turnover rate	92.29%	93.24%	52.23%	49.36%	75.27%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
International Opportunities Fund received a Fair Fund distribution of $159,091, which contributed approximately
0.11% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger International Small Cap Fund	Class A
From 6/30/2025 (commencement of operations) to 10/31/2025(a)
Net asset value, beginning of period	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	— (c)
Net realized and unrealized loss on investments	(0.17)
Total from investment operations	(0.17)
Net asset value, end of period	$9.83
Total return(d)	(1.70) %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$303
Ratio of gross expenses to average net assets	16.20%
Ratio of expense reimbursements to average net assets	(15.00) %
Ratio of net expenses to average net assets	1.20%
Ratio of net investment loss to average net assets	(0.11) %
Portfolio turnover rate	26.07%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger International Small Cap Fund	Class Z
From 6/30/2025 (commencement of operations) to 10/31/2025(a)
Net asset value, beginning of period	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	— (c)
Net realized and unrealized loss on investments	(0.16)
Total from investment operations	(0.16)
Net asset value, end of period	$9.84
Total return(d)	(1.60) %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,870
Ratio of gross expenses to average net assets	14.79%
Ratio of expense reimbursements to average net assets	(13.94) %
Ratio of net expenses to average net assets	0.85%
Ratio of net investment income to average net assets	0.07%
Portfolio turnover rate	26.07%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Health Sciences Fund	Class A
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$21.64	$18.22	$20.85	$36.66	$31.75
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.05)	(0.11)	(0.12)	(0.07)	(0.21)
Net realized and unrealized gain (loss) on investments	(0.45)	3.53	(2.51)	(8.74)	8.87
Total from investment operations	(0.50)	3.42	(2.63)	(8.81)	8.66
Distributions from net realized gains	—	—	—	(7.00)	(3.75)
Net asset value, end of period	$21.14	$21.64	$18.22	$20.85	$36.66
Total return(b)	(2.31) %	18.77%	(12.61) %	(27.31) %	29.12%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$44,056	$60,966	$65,337	$91,059	$151,514
Ratio of net expenses to average net assets	1.17%	1.18%	1.13%	1.05%	1.00%
Ratio of net investment loss to average net assets	(0.28) %	(0.50) %	(0.57) %	(0.30) %	(0.63) %
Portfolio turnover rate	289.28%	233.38%	305.60%	240.89%	152.78%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Health Sciences Fund received a Fair Fund distribution of $179,832, which contributed approximately 0.07% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Health Sciences Fund	Class C
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$13.37	$11.33	$13.08	$26.11	$23.74
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.13)	(0.16)	(0.18)	(0.16)	(0.34)
Net realized and unrealized gain (loss) on investments	(0.28)	2.20	(1.57)	(5.87)	6.46
Total from investment operations	(0.41)	2.04	(1.75)	(6.03)	6.12
Distributions from net realized gains	—	—	—	(7.00)	(3.75)
Net asset value, end of period	$12.96	$13.37	$11.33	$13.08	$26.11
Total return(b)	(3.07) %	18.01%	(13.38) %	(27.85) %	28.11%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$2,220	$3,659	$4,802	$7,828	$14,334
Ratio of net expenses to average net assets	1.96%	1.90%	1.95%	1.84%	1.76%
Ratio of net investment loss to average net assets	(1.07) %	(1.23) %	(1.39) %	(1.10) %	(1.39) %
Portfolio turnover rate	289.28%	233.38%	305.60%	240.89%	152.78%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Health Sciences Fund received a Fair Fund distribution of $179,832, which contributed approximately 0.07% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger Health Sciences Fund	Class Z
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$22.21	$18.63	$21.24	$37.09	$31.99
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02	(0.02)	(0.04)	— (b)	(0.11)
Net realized and unrealized gain (loss) on investments	(0.44)	3.60	(2.57)	(8.85)	8.96
Total from investment operations	(0.42)	3.58	(2.61)	(8.85)	8.85
Distributions from net realized gains	—	—	—	(7.00)	(3.75)
Net asset value, end of period	$21.79	$22.21	$18.63	$21.24	$37.09
Total return(c)	(1.89) %	19.22%	(12.29) %	(27.05) %	29.53%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$17,733	$33,111	$47,725	$78,928	$184,972
Ratio of gross expenses to average net assets	0.82%	0.89%	0.78%	0.72%	0.68%
Ratio of expense reimbursements to average net assets	(0.06) %	(0.12) %	(0.03) %	—	—
Ratio of net expenses to average net assets	0.76%	0.77%	0.75%	0.72%	0.68%
Ratio of net investment income (loss) to average net assets	0.11%	(0.09) %	(0.19) %	0.01%	(0.31) %
Portfolio turnover rate	289.28%	233.38%	305.60%	240.89%	152.78%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Amount was less than $0.005 per share.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Health Sciences Fund received a Fair Fund distribution of $179,832, which contributed approximately 0.07% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger AI Enablers & Adopters Fund	Class A
	Year Ended 10/31/2025	From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$11.91	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.09)	(0.02)
Net realized and unrealized gain on investments	7.62	1.93
Total from investment operations	7.53	1.91
Distributions from net realized gains	(0.29)	—
Net asset value, end of period	$19.15	$11.91
Total return(c)	64.27%	19.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$10,316	$213
Ratio of gross expenses to average net assets	2.68%	8.04%
Ratio of expense reimbursements to average net assets	(1.83) %	(7.14) %
Ratio of net expenses to average net assets	0.85%	0.90%
Ratio of net investment loss to average net assets	(0.54) %	(0.30) %
Portfolio turnover rate	173.58%(d)	97.31%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger AI Enablers & Adopters Fund	Class C
	Year Ended 10/31/2025	From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$11.85	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.20)	(0.07)
Net realized and unrealized gain on investments	7.56	1.92
Total from investment operations	7.36	1.85
Distributions from net realized gains	(0.29)	—
Net asset value, end of period	$18.92	$11.85
Total return(c)	63.00%	18.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,005	$119
Ratio of gross expenses to average net assets	3.44%	8.80%
Ratio of expense reimbursements to average net assets	(1.83) %	(7.14) %
Ratio of net expenses to average net assets	1.61%	1.66%
Ratio of net investment loss to average net assets	(1.28) %	(1.04) %
Portfolio turnover rate	173.58%(d)	97.31%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger AI Enablers & Adopters Fund	Class I
	Year Ended 10/31/2025	From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$11.91	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.08)	(0.02)
Net realized and unrealized gain on investments	7.59	1.93
Total from investment operations	7.51	1.91
Distributions from net realized gains	(0.29)	—
Net asset value, end of period	$19.13	$11.91
Total return(c)	64.10%	19.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,128	$122
Ratio of gross expenses to average net assets	2.67%	8.06%
Ratio of expense reimbursements to average net assets	(1.83) %	(7.15) %
Ratio of net expenses to average net assets	0.84%	0.91%
Ratio of net investment loss to average net assets	(0.51) %	(0.29) %
Portfolio turnover rate	173.58%(d)	97.31%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger AI Enablers & Adopters Fund	Class Y
	Year Ended 10/31/2025	From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$11.92	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.04)	— (c)
Net realized and unrealized gain on investments	7.64	1.92
Total from investment operations	7.60	1.92
Distributions from net realized gains	(0.29)	—
Net asset value, end of period	$19.23	$11.92
Total return(d)	64.67%	19.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$196	$119
Ratio of gross expenses to average net assets	2.41%	7.79%
Ratio of expense reimbursements to average net assets	(1.80) %	(7.13) %
Ratio of net expenses to average net assets	0.61%	0.66%
Ratio of net investment loss to average net assets	(0.25) %	(0.04) %
Portfolio turnover rate	173.58%(e)	97.31%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Does not reflect the effect of sales charges, if applicable.
(e)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period

Alger AI Enablers & Adopters Fund	Class Z
	Year Ended 10/31/2025	From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$11.93	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.04)	— (c)
Net realized and unrealized gain on investments	7.63	1.93
Total from investment operations	7.59	1.93
Distributions from net realized gains	(0.29)	—
Net asset value, end of period	$19.23	$11.93
Total return(d)	64.76%	19.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$6,920	$3,858
Ratio of gross expenses to average net assets	2.42%	7.68%
Ratio of expense reimbursements to average net assets	(1.81) % (f)	(7.13) %
Ratio of net expenses to average net assets	0.61%	0.55%
Ratio of net investment income (loss) to average net assets	(0.26) %	0.06%
Portfolio turnover rate	173.58%(e)	97.31%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Does not reflect the effect of sales charges, if applicable.
(e)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
(f)	This ratio has been revised from the previously reported ratio of 1.83%. Refer to Note 1.
See Notes to Financial Statements.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS

NOTE 1 — General:

The Alger Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of  the Commonwealth of  Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of  shares of  beneficial interest in thirteen series — Alger Capital Appreciation Fund, Alger Concentrated Equity Fund, Alger Growth & Income Fund, Alger 35 Fund, Alger Mid Cap Focus Fund, Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger International Opportunities Fund, Alger International Small Cap Fund, Alger Health Sciences Fund and Alger AI Enablers & Adopters Fund (collectively, the “Funds” or individually, each a “Fund”). Each Fund normally invests primarily in equity securities. Each Fund, except for Alger Growth & Income Fund, has an investment objective of  long-term capital appreciation. Alger Growth & Income Fund has an investment objective of both capital appreciation and current income.
Each Fund offers one or more of  the following share classes: Class A, B, C, I, Y and Z. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of  the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of  any sales charges or other fees. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of  a shareholder’s Class C shares, without the imposition of  any sales load, fee or other charge. Class B and C shares held at certain intermediaries may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class B shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Class I, Y and Z shares are generally sold to institutional investors and are sold without an initial or deferred sales charge. Class Y and Z shares are generally subject to a minimum initial investment of $500,000. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of  the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of  the Fund’s assets).
Alger International Small Cap Fund commenced operations on June 30, 2025.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Restatement of Financial Highlights: Subsequent to the issuance of the financial statements for the year ended October 31, 2025, Fred Alger Management, LLC, the Funds' investment adviser (“Alger Management” or the “Investment Manager”), identified an immaterial error in one of the ratios presented in the Financial Highlights for the Alger AI Enablers & Adopters Fund. The table below summarizes the impacted ratio. The Financial Highlights have been revised to correct the error.  This correction did not affect the previously reported net asset value, total return, or any other per share amount, ratio or supplemental data reported in the Financial Highlights.

Alger AI Enablers & Adopters Fund	Class Z Year Ended 10/31/2025
Ratio of expense reimbursements to average net assets as previously reported	(1.83%)
Ratio of expense reimbursements to average net assets as revised	(1.81%)
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the "Board"). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Investment Manager as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.
FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Each Fund's quantitative summary by Level can be found in Note 10.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, transaction pricing, performance of comparable publicly traded securities, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.
(b) Cash: Cash includes U.S. dollars, if applicable.
(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.
(d) Foreign Currency Transactions: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

accrued and the U.S. dollar amount actually received.  The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the accompanying Statements of Operations.
(e) Lending of  Fund Securities: The Funds may lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of a Fund’s total assets including borrowings, as defined in its prospectuses. The Funds may earn fees on the securities loaned, which are included in income from securities lending in the accompanying Statements of Operations, if applicable. In order to protect against the risk of  failure by the borrower to return the securities loaned or any delay in the delivery of  such securities, the loan is collateralized by cash or securities that are maintained with the Custodian, in an amount equal to at least 102% of  the current market value of  U.S. loaned securities or 105% for non-U.S. loaned securities. The market value of the loaned securities is determined at the close of each business day of the Funds. Any required additional collateral is delivered to the Custodian each day and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Funds may take  the collateral to replace the securities. If  the value of  the collateral is less than the purchase cost of  replacement securities, the Custodian shall be responsible for any shortfall, but only to the extent that the shortfall is not due to any diminution in collateral value, as defined in the securities lending agreement. Each Fund is required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.  Cash collateral may be invested as determined by the Fund. Collateral is returned to the borrower upon settlement of the loan. At October 31, 2025, the Funds had no securities on loan.
(f) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Funds on the ex-dividend date. The Funds declare and pay dividends from net investment income, if available, annually except that Alger Growth & Income Fund declares and pays such dividends quarterly. With respect to all Funds, distributions from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned. Each share class is treated separately in determining the amount of dividends from net investment income payable to holders of its shares.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with U.S. federal income tax rules. Therefore, the source of a Fund’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

differences. Reclassifications result primarily from the differences in tax treatment of net operating losses, passive foreign investment companies, and foreign currency transactions. The reclassifications are done annually at year-end and have no impact on the net asset values of the Funds and are designed to present each Fund’s capital accounts on a tax basis.
(g) Federal Income Taxes: It is each Fund’s policy to comply with the requirements of the U.S. Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Funds maintain such compliance, no U.S. federal income tax provision is required. Each Fund is treated as a separate entity for the purpose of determining such compliance.
FASB Accounting Standards Codification 740 – Income Taxes (“ASC 740”) requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Funds file income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions. The statute of limitations on the Funds' tax returns remains open for the tax years 2021-2024. Alger Management does not believe there are any uncertain tax positions that require recognition of a tax liability.
(h) Allocation Methods: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Fund are allocated among the Fund’s classes based on relative net assets, with the exception of distribution fees, transfer agency fees, and shareholder servicing and related fees.
(i) Segment Reporting: During the year ended October 31, 2025, and for the period June 30, 2025 (commencement of operations) to October 31, 2025 for the Alger International Small Cap Fund, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance. The Principal Executive Officer of the Funds acts as the Funds' CODM. Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund, including each Fund's portfolio composition, total return, expense ratio, and changes in net assets. Each Fund's long-term strategic asset allocation is determined in

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

accordance with the terms of each Fund's prospectus, based on a defined investment strategy which is executed by the Investment Manager.
(j) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates. All such estimates are of a normal recurring nature.
(k) Recent Accounting Pronouncement: In December 2023, FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Improvements to Income Tax Disclosures, to enhance income tax disclosures. The main provisions are the categorization and disclosure of income tax rates and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. At this time, Alger Management is currently evaluating the amendment’s impact to the Funds' financial statements.
NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust's Investment Advisory Agreement with the Investment Manager, are payable monthly and computed based on the following annual rates. The actual rate paid as a percentage of average daily net assets, for the year ended October 31, 2025, is set forth below under the heading “Actual Rate”:

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	Tier 1	Tier 2	Tier 3	Tier 4	Tier 5	Actual Rate
Alger Capital Appreciation Fund(a)	0.81%	0.65%	0.60%	0.55%	0.45%	0.80%
Alger Concentrated Equity Fund(b)	0.45%	— %	— %	— %	— %	0.45%
Alger Growth & Income Fund(b)	0.50%	— %	— %	— %	— %	0.50%
Alger 35 Fund(b)	0.45%	— %	— %	— %	— %	0.45%
Alger Mid Cap Focus Fund(c)	0.70%	0.50%	— %	— %	— %	0.67%
Alger Mid Cap Growth Fund(d)	0.76%	0.70%	— %	— %	— %	0.76%
Alger Small Cap Growth Fund(d)	0.81%	0.75%	— %	— %	— %	0.81%
Alger Small Cap Focus Fund(b)	0.75%	— %	— %	— %	— %	0.75%
Alger Weatherbie Specialized Growth Fund(d)	0.81%	0.75%	— %	— %	— %	0.81%
Alger International Opportunities Fund(d)	0.71%	0.60%	— %	— %	— %	0.71%
Alger International Small Cap Fund(b)	0.75%	— %	— %	— %	— %	0.75%(e)
Alger Health Sciences Fund(b)	0.55%	— %	— %	— %	— %	0.55%
Alger AI Enablers & Adopters Fund(b)	0.45%	— %	— %	— %	— %	0.45%

(a)
Tier 1 rate is paid on assets up to $2 billion, Tier 2 rate is paid on assets between $2 billion and $3 billion, Tier 3 rate is paid on assets between $3 billion and $4 billion, Tier 4 rate is paid on assets between $4 billion and $5 billion, and
Tier 5 rate is paid on assets in excess of $5 billion.

(b)	Tier 1 rate is paid on all assets.
(c)	Tier 1 rate is paid on assets up to $250 million, and Tier 2 rate is paid on assets in excess of $250 million.
(d)	Tier 1 rate is paid on assets up to $1 billion and Tier 2 rate is paid on assets in excess of $1 billion.
(e)	Actual rate is annualized is for the period June 30, 2025 (Fund's commencement of operations) through October 31, 2025.
The sub-adviser to the Alger Weatherbie Specialized Growth Fund, Weatherbie Capital, LLC (“Weatherbie”), an affiliate of Alger Management, is paid a sub-advisory fee from the advisory fee that Alger Management receives at no additional cost to the Alger Weatherbie Specialized Growth Fund. The sub-advisory fee is equal to 70% of the net advisory fee paid by the Alger Weatherbie Specialized Growth Fund to Alger Management with respect to the assets sub-advised by Weatherbie. For the year ended October 31, 2025, Alger Management paid a sub-advisory fee of $2,247,483 to Weatherbie.
The sub-adviser to the Alger International Opportunities Fund and Alger International Small Cap Fund, Redwood Investments, LLC ("Redwood"), is paid a sub-advisory fee from the advisory fee that Alger Management receives at no additional cost to either the Alger International Opportunities Fund or the Alger

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

International Small Cap Fund. The sub-advisory fee is equal to 100% of the net advisory fee paid by each Fund to Alger Management with respect to the assets sub-advised by Redwood. For the year ended October 31, 2025, and for the period June 30, 2025 (commencement of operations) to October 31, 2025 for the Alger International Small Cap Fund, Alger Management paid a sub-advisory fee of $1,004,874 to Redwood.
Alger Management has contractually agreed to waive and/or reimburse other expenses and any applicable share class-specific expenses (excluding custody fees (for all Funds other than Alger Concentrated Equity Fund, Alger AI Enablers & Adopters Fund, and Alger International Small Cap Fund), acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage expenses, fees in connection with the ReFlow Fund, LLC liquidity program ("ReFlow", see Note 7), extraordinary expenses, and certain proxy expenses, to the extent applicable) through October 31, 2027 to the extent necessary to limit such expenses  to the rates listed in the table below, based on average daily net assets. For the avoidance of doubt, this contractual agreement does not include advisory fees. On October 22, 2024, the Board approved exclusion of all costs related to the August 16, 2024 special meeting of shareholders from the expense reimbursement with Alger Management. Costs associated with this special meeting of shareholders can be found in Other expenses in the Statements of Operations.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	CLASS						FEES WAIVED / REIMBURSED FOR THE YEAR ENDED OCTOBER 31, 2025
	A	B	C	I	Y	Z
Alger Capital Appreciation Fund	— %	— %	— %	— %	— %	0.04%	$621,650
Alger Concentrated Equity Fund	0.35	—	1.10	0.35	0.10	0.10	122,203
Alger Growth & Income Fund	—	—	—	—	—	—	0
Alger 35 Fund(a)	—	—	—	—	—	0.10	69,793
Alger Mid Cap Focus Fund	0.53	—	1.28	0.58	0.07	0.37	2,057
Alger Mid Cap Growth Fund	—	—	—	—	—	0.23	69,562
Alger Small Cap Growth Fund	—	—	—	—	0.03	0.18	18,645
Alger Small Cap Focus Fund	—	—	—	—	0.10	—	8,524
Alger Weatherbie Specialized Growth Fund	—	—	—	—	0.07	—	33,653
Alger International Opportunities Fund	—	—	—	0.54	—	0.13	112,558
Alger International Small Cap Fund(b)	0.45	—	—	—	—	0.10	98,573
Alger Health Sciences Fund	—	—	—	—	—	0.20	12,956
Alger AI Enablers & Adopters Fund	0.35	—	1.10	0.35	0.10	0.10	149,801

(a)	Alger Management has agreed to limit total annual operating expenses, excluding advisory fees, for the Alger 35 Fund, for the life of the Fund.
(b)	Fund commenced operations on June 30, 2025.
Alger Management may recoup any fees waived or expenses reimbursed pursuant to the contract; however, a Fund will only make repayments to the Investment Manager if such repayment does not cause a Fund’s expense ratio, after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) a Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed. For the year ended October 31, 2025, and for the period June 30, 2025 (commencement of operations) to October 31, 2025 for the Alger International Small Cap Fund, there were no recoupments made by any Fund.
In addition, effective April 1, 2019, Alger Management began voluntarily reducing its 12b-1 fee for Class B shares. For the year ended October 31, 2025, Alger Management voluntarily reduced its 12b-1 fee for Class B shares of the Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund and Alger International Opportunities Fund by $69,562, $16,268 and $95,853, respectively.
(b) Administration Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust's Fund Administration Agreement with the Investment Manager, are payable monthly and computed based on the average daily net assets of each Fund at the annual rate of 0.0275%.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

(c) Distribution/Shareholder Servicing Fees:
Class A Shares: The Trust has adopted a Plan of  Distribution pursuant to which each Fund pays Fred Alger & Company, LLC, each Fund's distributor and an affiliate of the Investment Manager (the “Distributor” or “Alger LLC”), a fee at the annual rate of  0.25% of  the respective average daily net assets of  the Class A shares of the designated Fund to compensate Alger LLC for its activities and expenses incurred in distributing and/or administering the Class A shares and/or shareholder servicing. The fees paid may be more or less than the expenses incurred by Alger LLC.
Class B Shares: The Trust has adopted a Plan of  Distribution pursuant to which Class B shares of  each Fund issuing such shares reimburse Alger LLC for costs and expenses incurred by Alger LLC in connection with advertising, marketing and selling the Class B shares, and shareholder servicing, not to exceed an annual rate of  1% of  the respective average daily net assets of  the Class B shares of  the designated Fund. If  in any month, the costs incurred by Alger LLC relating to the Class B shares are in excess of  the distribution fees charged to the Class B shares of the Fund, the excess may be carried forward, with interest, and sought to be reimbursed in future periods. As of October 31, 2025, such excess carried forward was $15,265,234, $24,056,616 and $23,839,100 for Class B shares of  Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund and Alger International Opportunities Fund, respectively. Contingent deferred sales charges imposed on redemptions of  Class B shares will reduce the amount of distribution expenses for which reimbursement may be sought. See Note 3(d) below.
Class C Shares: The Trust has adopted a Distribution Plan pursuant to which Class C shares of  each Fund pays Alger LLC a fee at the annual rate of  1% of  the respective average daily net assets of  the Class C shares of  the designated Fund to compensate Alger LLC for its activities and expenses incurred in distributing the Class C shares and/or shareholder servicing. Fees paid may be more or less than the expenses incurred by Alger LLC.
Class I Shares: The Trust has adopted a Distribution Plan pursuant to which Class I shares of  each Fund issuing such shares pays Alger LLC a fee at the annual rate of  0.25% of  the average daily net assets of  the Fund’s Class I shares to compensate Alger LLC for its activities and expenses incurred in distributing the Class I shares and/or shareholder servicing. Fees paid may be more or less than the expenses incurred by Alger LLC.
(d) Sales Charges: Sales of shares of the Funds may be subject to contingent deferred sales charges. The contingent deferred sales charges are used by Alger LLC to offset distribution expenses previously incurred. Sales charges do not represent expenses of a Fund. For the year ended October 31, 2025, and for the period June 30, 2025 (commencement of operations) to October 31, 2025 for the

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger International Small Cap Fund, contingent deferred sales charges imposed, all of which were retained by Alger LLC, were as follows:

CONTINGENT DEFERRED SALES CHARGES
Alger Capital Appreciation Fund	$4,867
Alger Concentrated Equity Fund	—
Alger Growth & Income Fund	—
Alger 35 Fund	—
Alger Mid Cap Focus Fund	17,268
Alger Mid Cap Growth Fund	470
Alger Small Cap Growth Fund	757
Alger Small Cap Focus Fund	3,722
Alger Weatherbie Specialized Growth Fund	1,086
Alger International Opportunities Fund	251
Alger International Small Cap Fund	—
Alger Health Sciences Fund	116
Alger AI Enablers & Adopters Fund	4,847
(e) Brokerage Commissions: During the year ended October 31, 2025, Alger Capital Appreciation Fund, Alger Concentrated Equity Fund,  Alger Growth & Income Fund, Alger 35 Fund, Alger Mid Cap Focus Fund, Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger Health Sciences Fund and Alger AI Enablers & Adopters Fund paid Alger LLC $178,521, $169, $421, $13,929, $83,581, $45,389, $35,890, $274,290, $47,263, and $1,314, respectively, in connection with securities transactions. For the year ended October 31, 2025, and for the period June 30, 2025 (commencement of operations) to October 31, 2025 for the Alger International Small Cap Fund, there were no brokerage commissions paid by Alger International Opportunities Fund, Alger International Small Cap Fund or Alger Weatherbie Specialized Growth Fund to Alger LLC.
(f) Shareholder Administrative Fees: The Trust has entered into a Shareholder Administrative Services Agreement with Alger Management to compensate Alger Management for liaising with, and providing administrative oversight of, the Trust's transfer agent, and for other related services. The Funds compensate Alger Management at the annual rate of 0.0165% of their respective average daily net assets for the Class A, Class B and Class C shares and 0.01% of their respective average daily net assets for the Class I, Class Y and Class Z shares for these services.
Alger Management makes payments to intermediaries that provide sub-accounting services to omnibus accounts invested in the Funds. A portion of the fees paid by Alger Management to intermediaries that provide sub-accounting services are charged back to the appropriate Fund, subject to certain limitations, as approved by the Board. For the year ended October 31, 2025, Alger

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Management charged back to Alger Capital Appreciation Fund, Alger Concentrated Equity Fund, Alger Growth & Income Fund, Alger Mid Cap Focus Fund, Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger International Opportunities Fund, Alger Health Sciences Fund and Alger AI Enablers & Adopters Fund, $522,175, $6, $90,752, $9,879, $45,521, $47,626, $228,994, $81,464, $23,929, $29,683 and $1,023, respectively, for these services, which are included in transfer agent fees in the accompanying Statements of Operations. For the year ended October 31, 2025, and for the period June 30, 2025 (commencement of operations) to October 31, 2025 for the Alger International Small Cap Fund, there were no charges paid by Alger 35 Fund and Alger International Small Cap Fund, to Alger Management for these services.
(g) Trustee Fees: Effective January 1, 2025, each trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (“Independent Trustee”), receives a fee of $170,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings. The term “Alger Fund Complex” refers to the Trust, The Alger Institutional Funds, The Alger Funds II, The Alger Portfolios, Alger Global Equity Fund and The Alger ETF Trust, each of which is a registered investment company managed by Alger Management. The Independent Trustee appointed as Chairman of the Board receives additional compensation of $26,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of the Audit Committee receives a fee of $10,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex. Independent Trustees who are not members of the Audit Committee but attend Audit Committee meetings will receive a stipend of $10,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex.
Prior to January 1, 2025, each Independent Trustee received a fee of $165,400 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings, the Chair of the Board received additional compensation of $22,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex; and each member of the Audit Committee received a fee of $13,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex.
The Board has adopted a policy requiring Independent Trustees to receive a minimum of 10% of their annual compensation in shares of one or more of the funds in the Alger Fund Complex.
(h) Interfund Trades: The Funds may engage in purchase and sale transactions with other funds advised by Alger Management or sub-advised by Weatherbie or Redwood. For the year ended October 31, 2025, these purchases and sales were as follows:

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	PURCHASES	SALES	REALIZED GAIN/(LOSS)
Alger 35 Fund	$—	$729,747	$59,061
Alger Mid Cap Focus Fund	—	384,073	(51,755)
Alger Small Cap Growth Fund	508,706	—	—
Alger Small Cap Focus Fund	363,643	925,407	(2,870,377)
(i) Interfund Loans: The Funds, along with other funds in the Alger Fund Complex, may borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, each Fund may lend uninvested cash in an amount up to 15% of its net assets to other funds in the Alger Fund Complex. If a Fund has borrowed from other funds in the Alger Fund Complex and has aggregate borrowings from all sources that exceed 10% of the Fund’s total assets, such Fund will secure all of its loans from other funds in the Alger Fund Complex. The interest rate charged on interfund loans is equal to the average of the overnight U.S. Treasury money market rate and bank loan rate available to the Funds. As of October 31, 2025, Alger Growth & Income Fund had loaned $11,239,540, including interest, to Alger Capital Appreciation Institutional Fund and $241,032 to Alger Capital Appreciation Portfolio, both affiliated funds, at a rate of 5.00%, which was payable November 3, 2025.
For the year ended October 31, 2025, Alger Growth & Income Fund, Alger Small Cap Focus Fund, Alger Weatherbie Specialized Growth Fund and Alger Health Sciences Fund earned interfund loan interest income of $282,049, $21,296, $8,117, and $147, respectively, and Alger Capital Appreciation Fund, Alger Growth & Income Fund, Alger 35 Fund, Alger Mid Cap Focus Fund, Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger International Opportunities Fund, Alger Health Sciences Fund and Alger AI Enablers & Adopters Fund incurred interfund loan interest expenses of $117,030, $363, $148, $3,017, $3,894, $467, $32,860, $365, $118, $1,005 and $117, respectively, which are included in interest income and interest expense, respectively, in the accompanying Statements of Operations.
(j) Other Transactions with Affiliates: Certain officers and one Trustee of the Trust are directors and/or officers of Alger Management, the Distributor, or their affiliates. At October 31, 2025, Alger Management and its affiliated entities owned the following shares:

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	SHARE CLASS
	A	B	C	I	Y	Z
Alger Capital Appreciation Fund	—	—	—	—	—	54,423
Alger Concentrated Equity Fund	10,000	—	10,000	10,000	10,000	268,174
Alger Growth & Income Fund	—	—	—	—	—	32,455
Alger 35 Fund	—	—	—	—	—	1,049,725
Alger Mid Cap Focus Fund	—	—	—	—	4,843	5,070
Alger Mid Cap Growth Fund	—	—	—	—	—	104,815
Alger Small Cap Growth Fund	—	—	—	—	1,995	96,797
Alger Small Cap Focus Fund	—	—	—	—	—	3,883
Alger Weatherbie Specialized Growth Fund	—	—	—	—	—	14,887
Alger International Opportunities Fund	—	—	—	—	—	63,226
Alger International Small Cap Fund	10,000	—	—	—	—	190,000
Alger Health Sciences Fund	—	—	—	—	—	—
Alger AI Enablers & Adopters Fund	10,212	—	10,214	10,212	10,212	273,910
NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by each Fund, other than U.S. Government securities, money market securities, and redemptions in-kind for the year ended October 31, 2025:

	PURCHASES	SALES
Alger Capital Appreciation Fund	$1,645,146,834	$1,727,335,650
Alger Concentrated Equity Fund	4,428,013	4,093,794
Alger Growth & Income Fund	63,939,234	32,377,175
Alger 35 Fund	72,144,947	71,937,330
Alger Mid Cap Focus Fund	739,621,493	737,427,826
Alger Mid Cap Growth Fund	221,069,132	236,567,387
Alger Small Cap Growth Fund	79,869,762	142,913,823
Alger Small Cap Focus Fund	879,414,021	1,315,145,511
Alger Weatherbie Specialized Growth Fund	266,835,985	419,643,602
Alger International Opportunities Fund	142,549,008	141,725,102
Alger International Small Cap Fund(a)	2,675,086	530,073
Alger Health Sciences Fund	215,200,906	242,445,011
Alger AI Enablers & Adopters Fund	25,883,295	14,914,528

(a)	Fund commenced operations on June 30, 2025.
NOTE 5 — Securities Lending:

At October 31, 2025, the Alger Growth & Income Fund had not participated in securities lending with Bank of New York (the "Custodian") as the counterparty.
Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlements of securities transactions.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

The market value of any securities on loan, all of which are classified as equity securities in the Funds' Schedules of Investments, and the value of any related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value, and collateral on securities loaned at value, respectively. There were no securities on loan as of October 31, 2025.
NOTE 6 — Borrowings:

The Funds may borrow from Bank of New York on an uncommitted basis. Each Fund pays the Custodian a market rate of interest, generally based upon a rate of return with respect to each respective currency borrowed, taking into consideration relevant overnight and short-term reference rates. Borrowings from the Custodian at October 31, 2025, if any, are included in Bank overdraft in the Statements of Assets and Liabilities. The Funds may also borrow from other funds in the Alger Fund Complex, as discussed in Note 3(i). For the year ended October 31, 2025, the Funds had the following borrowings from the Custodian and other funds in the Alger Fund Complex:

	AVERAGE DAILY BORROWING	WEIGHTED AVERAGE INTEREST RATE
Alger Capital Appreciation Fund	$22,578,452	6.23%
Alger Concentrated Equity Fund	2,241	6.43
Alger Growth & Income Fund	8,837	5.50
Alger 35 Fund	71,946	6.03
Alger Mid Cap Focus Fund	58,309	5.29
Alger Mid Cap Growth Fund	77,523	5.80
Alger Small Cap Growth Fund	13,322	4.88
Alger Small Cap Focus Fund	711,025	5.70
Alger Weatherbie Specialized Growth Fund	6,896	5.29
Alger International Opportunities Fund	27,855	6.23
Alger International Small Cap Fund(a)	297	5.94
Alger Health Sciences Fund	33,663	6.24
Alger AI Enablers & Adopters Fund	53,874	6.23

(a)	Fund commenced operations on June 30, 2025.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

The highest amount borrowed from the Custodian and other funds in the Alger Fund Complex during the year ended October 31, 2025 by each Fund was as follows:

HIGHEST BORROWING
Alger Capital Appreciation Fund	$66,538,658
Alger Concentrated Equity Fund	100,807
Alger Growth & Income Fund	2,522,000
Alger 35 Fund	1,946,887
Alger Mid Cap Focus Fund	10,946,000
Alger Mid Cap Growth Fund	5,682,000
Alger Small Cap Growth Fund	1,748,925
Alger Small Cap Focus Fund	19,058,000
Alger Weatherbie Specialized Growth Fund	839,000
Alger International Opportunities Fund	1,767,788
Alger International Small Cap Fund(a)	6,808
Alger Health Sciences Fund	1,663,000
Alger AI Enablers & Adopters Fund	664,471

(a)	Fund commenced operations on June 30, 2025.
NOTE 7 — Liquidity:

The Funds may participate in the ReFlow liquidity program. Pursuant to the program and subject to certain conditions, ReFlow provides participating Funds with a source of cash to meet net shareholder redemptions by purchasing fund shares at NAV in an amount up to the value of the net shares redeemed from a Fund. Following the purchase of fund shares, ReFlow then generally redeems those shares when a Fund experiences net sales, or at the end of a maximum holding period determined by ReFlow (currently at eight days), or at other times at a Fund's or ReFlow’s discretion.
While ReFlow holds a Fund’s shares, it has the same rights and privileges with respect to those shares as any other shareholder. However, investments in a Fund by ReFlow in connection with the ReFlow program are not subject to the Funds’ purchase and sale limitations. In the event a Fund uses the ReFlow liquidity program, the Fund will pay a fee to ReFlow each time ReFlow purchases fund shares. The fee is calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow. ReFlow's purchases of a Fund's shares through the liquidity program are made on an investment-blind basis without regard to a Fund's investment objective, policies or anticipated performance. In accordance with U.S. federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow purchases a Fund’s lowest-cost share class at NAV and will not be subject to any investment minimum applicable to such shares. ReFlow will periodically redeem its entire share position in a Fund. When ReFlow

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

redeems all or part of a position in a Fund, the Fund may pay all or a portion of such redemption in kind, as discussed in Note 8. ReFlow fees that were incurred by the Funds during the period ended October 31, 2025 are recorded within the Statements of Operations as other expenses. ReFlow fees for the year ended October 31, 2025, were $141,031 for Alger Capital Appreciation Fund, $29 for Alger 35 Fund, and $1,374 for Alger AI Enablers & Adopters Fund. No other Fund participated in the ReFlow liquidity program during the year ended October 31, 2025.
NOTE 8 — Share Capital:

The Trust has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into twelve series. Each series is divided into separate classes. During the year ended October 31, 2025, and for the period June 30, 2025 (commencement of operations) to October 31, 2025 for the Alger International Small Cap Fund, and the year ended October 31, 2024, as applicable, transactions of shares of beneficial interest were as follows:

	FOR THE YEAR ENDED October 31, 2025		FOR THE YEAR ENDED October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Capital Appreciation Fund
Class A:
Shares sold	2,913,380	$106,082,984	3,432,052	$98,624,123
Shares converted from Class C	46,323	1,701,063	111,886	3,254,796
Dividends reinvested	2,959,693	102,446,205	1,840,568	45,664,511
Shares redeemed	(6,503,356)	(229,579,999)	(8,362,249)	(243,877,577)
Net decrease	(583,960)	$(19,349,747)	(2,977,743)	$(96,334,147)
Class C:
Shares sold	419,446	$7,523,611	357,874	$5,782,898
Shares converted to Class A	(92,080)	(1,701,063)	(201,122)	(3,254,796)
Dividends reinvested	723,564	12,385,394	577,198	7,959,555
Shares redeemed	(1,227,452)	(21,969,215)	(2,500,533)	(39,909,825)
Net decrease	(176,522)	$(3,761,273)	(1,766,583)	$(29,422,168)
Class Z:
Shares sold	9,758,200	$393,508,724	3,659,768	$116,171,517
Dividends reinvested	2,405,531	91,193,661	1,653,907	44,341,262
Redemptions in kind*	(2,033,813)	(77,728,439)	—	—
Shares redeemed	(7,204,210)	(287,239,937)	(12,620,291)	(396,338,946)
Net increase (decrease)	2,925,708	$119,734,009	(7,306,616)	$(235,826,167)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED October 31, 2025		For the period April 4, 2024 (commencement of operations) to October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Concentrated Equity Fund
Class A:
Shares sold	716	$10,357	10,000	$100,000
Dividends reinvested	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	716	$10,357	10,000	$100,000
Class C:
Shares sold	880	$15,053	10,000	$100,000
Dividends reinvested	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	880	$15,053	10,000	$100,000
Class I:
Shares sold	—	$—	10,000	$100,000
Dividends reinvested	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	—	$—	10,000	$100,000
Class Y:
Shares sold	—	$—	10,000	$100,000
Dividends reinvested	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	—	$—	10,000	$100,000
Class Z:
Shares sold	13,160	$186,523	382,381	$3,844,896
Dividends reinvested	172	2,301	—	—
Shares redeemed	(1,000)	(17,900)	(2)	(25)
Net increase	12,332	$170,924	382,379	$3,844,871

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED October 31, 2025		FOR THE YEAR ENDED October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Growth & Income Fund
Class A:
Shares sold	337,633	$26,882,301	493,356	$33,582,126
Shares converted from Class C	5,928	470,595	15,755	1,065,272
Dividends reinvested	24,836	1,972,666	25,606	1,752,567
Shares redeemed	(341,636)	(27,215,536)	(354,780)	(24,618,455)
Net increase	26,761	$2,110,026	179,937	$11,781,510
Class C:
Shares sold	53,571	$4,115,703	129,535	$8,651,999
Shares converted to Class A	(6,033)	(470,595)	(16,032)	(1,065,272)
Dividends reinvested	1,416	108,862	2,052	136,375
Shares redeemed	(112,486)	(8,815,051)	(95,107)	(6,352,772)
Net (decrease) increase	(63,532)	$(5,061,081)	20,448	$1,370,330
Class Z:
Shares sold	2,167,507	$171,277,011	3,325,277	$227,470,272
Dividends reinvested	78,723	6,271,357	61,717	4,273,936
Shares redeemed	(2,002,903)	(160,042,146)	(744,951)	(52,450,092)
Net increase	243,327	$17,506,222	2,642,043	$179,294,116

Alger 35 Fund
Class Z:
Shares sold	11,691	$264,666	614	$8,491
Dividends reinvested	4,379	80,224	—	—
Redemptions in kind*	(830)	(19,718)	—	—
Shares redeemed	(26,096)	(526,661)	(635,221)	(9,117,772)
Net decrease	(10,856)	$(201,489)	(634,607)	$(9,109,281)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED October 31, 2025		FOR THE YEAR ENDED October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Mid Cap Focus Fund
Class A:
Shares sold	365,417	$6,838,350	154,588	$2,310,579
Dividends reinvested	—	—	—	—
Shares redeemed	(241,155)	(3,898,883)	(79,690)	(1,189,555)
Net increase	124,262	$2,939,467	74,898	$1,121,024
Class C:
Shares sold	73,953	$1,274,493	76,158	$1,097,244
Dividends reinvested	—	—	—	—
Shares redeemed	(70,652)	(1,193,822)	(64,381)	(946,834)
Net increase	3,301	$80,671	11,777	$150,410
Class I:
Shares sold	212,363	$3,555,621	262,682	$4,038,833
Dividends reinvested	—	—	—	—
Shares redeemed	(415,002)	(7,646,085)	(731,561)	(10,522,790)
Net decrease	(202,639)	$(4,090,464)	(468,879)	$(6,483,957)
Class Y:
Shares sold	236,441	$4,600,833	94,028	$1,541,594
Dividends reinvested	—	—	—	—
Shares redeemed	(158,593)	(2,519,987)	(385)	(5,620)
Net increase	77,848	$2,080,846	93,643	$1,535,974
Class Z:
Shares sold	4,644,536	$85,337,735	2,623,421	$38,989,890
Dividends reinvested	—	—	—	—
Shares redeemed	(5,536,953)	(96,194,928)	(6,989,347)	(103,291,577)
Net decrease	(892,417)	$(10,857,193)	(4,365,926)	$(64,301,687)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED October 31, 2025		FOR THE YEAR ENDED October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Mid Cap Growth Fund
Class A:
Shares sold	390,281	$6,457,048	432,629	$5,880,060
Shares Converted from Class B	4,291	66,905	12,352	166,978
Shares converted from Class C	1,779	28,253	4,491	62,129
Dividends reinvested	—	—	—	—
Shares redeemed	(1,226,159)	(19,772,003)	(1,595,586)	(21,611,899)
Net decrease	(829,808)	$(13,219,797)	(1,146,114)	$(15,502,732)
Class B:
Shares sold	32,706	$312,943	50,505	$421,662
Shares converted to Class A	(6,863)	(66,905)	(19,729)	(166,978)
Dividends reinvested	—	—	—	—
Shares redeemed	(118,697)	(1,176,819)	(127,487)	(1,083,653)
Net decrease	(92,854)	$(930,781)	(96,711)	$(828,969)
Class C:
Shares sold	27,867	$262,361	57,207	$418,245
Shares converted to Class A	(3,095)	(28,253)	(7,760)	(62,129)
Dividends reinvested	—	—	—	—
Shares redeemed	(138,156)	(1,287,001)	(138,841)	(1,076,305)
Net decrease	(113,384)	$(1,052,893)	(89,394)	$(720,189)
Class Z:
Shares sold	1,547,929	$25,972,969	998,523	$13,975,286
Dividends reinvested	—	—	—	—
Shares redeemed	(1,387,885)	(22,957,895)	(775,944)	(10,815,820)
Net increase	160,044	$3,015,074	222,579	$3,159,466

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED October 31, 2025		FOR THE YEAR ENDED October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Small Cap Growth Fund
Class A:
Shares sold	537,426	$5,456,209	662,749	$6,358,106
Shares Converted from Class B	4,740	47,901	6,484	62,361
Shares converted from Class C	3,916	39,900	2,326	23,002
Dividends reinvested	—	—	4,088	38,231
Shares redeemed	(1,991,045)	(20,029,676)	(2,755,441)	(26,720,269)
Net decrease	(1,444,963)	$(14,485,666)	(2,079,794)	$(20,238,569)
Class B:
Shares sold	5,864	$40,505	2,594	$16,934
Shares converted to Class A	(7,047)	(47,901)	(9,653)	(62,361)
Dividends reinvested	—	—	—	—
Shares redeemed	(33,523)	(227,745)	(139,879)	(887,080)
Net decrease	(34,706)	$(235,141)	(146,938)	$(932,507)
Class C:
Shares sold	139,718	$854,635	317,405	$1,837,189
Shares converted to Class A	(6,390)	(39,900)	(3,774)	(23,002)
Dividends reinvested	—	—	—	—
Shares redeemed	(727,590)	(4,455,249)	(1,004,287)	(5,913,296)
Net decrease	(594,262)	$(3,640,514)	(690,656)	$(4,099,109)
Class Y:
Shares sold	18,100	$187,417	65,921	$669,087
Dividends reinvested	—	—	4,279	42,193
Shares redeemed	(29,810)	(322,211)	(918,942)	(9,592,184)
Net decrease	(11,710)	$(134,794)	(848,742)	$(8,880,904)
Class Z:
Shares sold	1,235,741	$12,707,500	3,554,625	$35,734,304
Dividends reinvested	—	—	54,045	531,807
Shares redeemed	(5,514,856)	(56,504,576)	(10,158,289)	(104,569,230)
Net decrease	(4,279,115)	$(43,797,076)	(6,549,619)	$(68,303,119)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED October 31, 2025		FOR THE YEAR ENDED October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Small Cap Focus Fund
Class A:
Shares sold	990,367	$17,553,793	1,239,648	$21,424,152
Shares converted from Class C	52,373	951,546	3,247	57,790
Dividends reinvested	—	—	—	—
Shares redeemed	(2,233,750)	(41,447,621)	(3,473,841)	(59,742,144)
Net decrease	(1,191,010)	$(22,942,282)	(2,230,946)	$(38,260,202)
Class C:
Shares sold	137,828	$2,266,829	291,542	$4,346,564
Shares converted to Class A	(61,037)	(951,546)	(3,752)	(57,790)
Dividends reinvested	—	—	—	—
Shares redeemed	(1,393,172)	(21,254,224)	(1,990,291)	(29,554,519)
Net decrease	(1,316,381)	$(19,938,941)	(1,702,501)	$(25,265,745)
Class I:
Shares sold	236,316	$4,508,608	507,277	$9,108,811
Dividends reinvested	—	—	—	—
Shares redeemed	(1,375,788)	(26,110,749)	(1,920,197)	(33,854,590)
Net decrease	(1,139,472)	$(21,602,141)	(1,412,920)	$(24,745,779)
Class Y:
Shares sold	719,465	$14,839,484	762,028	$13,771,945
Dividends reinvested	—	—	—	—
Shares redeemed	(3,264,598)	(65,420,523)	(6,052,261)	(114,319,792)
Net decrease	(2,545,133)	$(50,581,039)	(5,290,233)	$(100,547,847)
Class Z:
Shares sold	4,678,867	$93,111,023	9,981,029	$181,791,728
Dividends reinvested	—	—	—	—
Shares redeemed	(21,386,282)	(421,459,104)	(38,782,966)	(702,922,897)
Net decrease	(16,707,415)	$(328,348,081)	(28,801,937)	$(521,131,169)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED October 31, 2025		FOR THE YEAR ENDED October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Weatherbie Specialized Growth Fund
Class A:
Shares sold	401,699	$5,438,391	904,414	$11,063,128
Shares converted from Class C	7,794	104,731	5,401	66,308
Dividends reinvested	—	—	—	—
Shares redeemed	(1,931,361)	(26,275,985)	(2,866,164)	(35,254,890)
Net decrease	(1,521,868)	$(20,732,863)	(1,956,349)	$(24,125,454)
Class C:
Shares sold	160,111	$1,169,295	293,956	$1,930,199
Shares converted to Class A	(14,642)	(104,731)	(10,055)	(66,308)
Dividends reinvested	—	—	—	—
Shares redeemed	(1,276,136)	(9,007,932)	(2,115,770)	(13,870,464)
Net decrease	(1,130,667)	$(7,943,368)	(1,831,869)	$(12,006,573)
Class I:
Shares sold	25,866	$357,451	61,763	$761,423
Dividends reinvested	—	—	—	—
Shares redeemed	(219,303)	(3,083,773)	(504,773)	(6,319,853)
Net decrease	(193,437)	$(2,726,322)	(443,010)	$(5,558,430)
Class Y:
Shares sold	457,994	$6,321,166	653,468	$8,437,917
Dividends reinvested	—	—	—	—
Shares redeemed	(1,829,542)	(25,843,468)	(849,730)	(10,922,226)
Net decrease	(1,371,548)	$(19,522,302)	(196,262)	$(2,484,309)
Class Z:
Shares sold	2,904,977	$43,633,669	7,205,671	$96,273,908
Dividends reinvested	—	—	—	—
Shares redeemed	(10,900,556)	(159,382,288)	(16,508,966)	(218,504,338)
Net decrease	(7,995,579)	$(115,748,619)	(9,303,295)	$(122,230,430)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED October 31, 2025		FOR THE YEAR ENDED October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger International Opportunities Fund
Class A:
Shares sold	101,029	$2,208,977	145,014	$2,793,800
Shares Converted from Class B	4,417	89,873	7,559	143,541
Shares converted from Class C	1,346	28,666	1,543	28,500
Dividends reinvested	277,734	5,382,480	—	—
Shares redeemed	(480,389)	(9,890,144)	(589,049)	(11,136,178)
Net decrease	(95,863)	$(2,180,148)	(434,933)	$(8,170,337)
Class B:
Shares sold	3,168	$53,988	9,644	$159,084
Shares converted to Class A	(5,196)	(89,873)	(8,827)	(143,541)
Dividends reinvested	49,641	816,597	—	—
Shares redeemed	(90,363)	(1,552,688)	(79,282)	(1,293,157)
Net decrease	(42,750)	$(771,976)	(78,465)	$(1,277,614)
Class C:
Shares sold	33,993	$563,842	12,155	$184,685
Shares converted to Class A	(1,710)	(28,666)	(1,924)	(28,500)
Dividends reinvested	3,570	54,588	—	—
Shares redeemed	(15,669)	(257,582)	(44,166)	(662,644)
Net increase (decrease)	20,184	$332,182	(33,935)	$(506,459)
Class I:
Shares sold	11,625	$230,539	3,441	$65,909
Dividends reinvested	3,522	68,512	—	—
Shares redeemed	(3,678)	(74,921)	(7,714)	(148,675)
Net increase (decrease)	11,469	$224,130	(4,273)	$(82,766)
Class Z:
Shares sold	392,096	$8,715,368	343,015	$6,871,255
Dividends reinvested	39,784	794,882	3,051	57,123
Shares redeemed	(225,945)	(4,772,040)	(1,537,479)	(30,273,761)
Net increase (decrease)	205,935	$4,738,210	(1,191,413)	$(23,345,383)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	For the period June 30, 2025 (commencement of operations) to October 31, 2025
	SHARES	AMOUNT
Alger International Small Cap Fund
Class A:
Shares sold	30,823	$304,000
Dividends reinvested	—	—
Shares redeemed	—	—
Net increase	30,823	$304,000
Class Z:
Shares sold	190,000	$1,900,000
Dividends reinvested	—	—
Shares redeemed	—	—
Net increase	190,000	$1,900,000

	FOR THE YEAR ENDED October 31, 2025		FOR THE YEAR ENDED October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Health Sciences Fund
Class A:
Shares sold	53,740	$1,021,186	132,076	$2,858,564
Shares converted from Class C	1,661	34,373	3,203	68,388
Dividends reinvested	—	—	—	—
Shares redeemed	(788,880)	(15,744,211)	(903,154)	(19,079,674)
Net decrease	(733,479)	$(14,688,652)	(767,875)	$(16,152,722)
Class C:
Shares sold	12,577	$151,931	10,895	$142,544
Shares converted to Class A	(2,693)	(34,373)	(5,168)	(68,388)
Dividends reinvested	—	—	—	—
Shares redeemed	(112,253)	(1,371,155)	(155,742)	(2,035,147)
Net decrease	(102,369)	$(1,253,597)	(150,015)	$(1,960,991)
Class Z:
Shares sold	132,055	$2,691,090	225,644	$4,875,087
Dividends reinvested	—	—	—	—
Shares redeemed	(808,788)	(16,301,465)	(1,296,597)	(26,435,389)
Net decrease	(676,733)	$(13,610,375)	(1,070,953)	$(21,560,302)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED October 31, 2025		For the period April 4, 2024 (commencement of operations) to October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger AI Enablers & Adopters Fund
Class A:
Shares sold	535,634	$9,106,599	17,916	$191,498
Dividends reinvested	257	3,432	—	—
Shares redeemed	(15,104)	(247,232)	(1)	(10)
Net increase	520,787	$8,862,799	17,915	$191,488
Class C:
Shares sold	73,403	$1,094,780	10,073	$100,780
Dividends reinvested	2	21	—	—
Shares redeemed	(30,382)	(479,088)	—	—
Net increase	43,023	$615,713	10,073	$100,780
Class I:
Shares sold	151,976	$2,171,806	10,266	$103,020
Dividends reinvested	10	133	—	—
Shares redeemed	(103,255)	(1,518,817)	—	—
Net increase	48,731	$653,122	10,266	$103,020
Class Y:
Shares sold	63,225	$983,991	10,000	$100,000
Dividends reinvested	—	—	—	—
Redemptions in kind*	(23,928)	(370,649)	—	—
Shares redeemed	(39,085)	(629,504)	—	—
Net increase (decrease)	212	$(16,162)	10,000	$100,000
Class Z:
Shares sold	38,305	$578,785	323,365	$3,249,958
Dividends reinvested	1,195	16,000	—	—
Shares redeemed	(3,060)	(36,736)	—	—
Net increase	36,440	$558,049	323,365	$3,249,958

*	Certain shareholders of the Fund redeemed shares in-kind.
Redemptions In-Kind: A Fund may make payment for Fund shares redeemed wholly or in part by transferring portfolio securities to shareholders. For the year ended October 31, 2025, the Alger Capital Appreciation Fund, Alger 35 Fund and Alger AI Enablers & Adopters Fund had redemptions in-kind with total proceeds in the amount of $77,728,439, $19,718, and $370,649, respectively. The net realized gains on these redemptions in-kind amounted to $58,853,584, $11,805 and $250,753, respectively, which are not considered taxable for federal income tax purposes.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

NOTE 9 — Income Tax Information:

The tax character of distributions paid during the year ended October 31, 2025, and for the period June 30, 2025 (commencement of operations) to October 31, 2025 for the Alger International Small Cap Fund, and the year ended October 31, 2024 was as follows:

	FOR THE YEAR ENDED October 31, 2025	FOR THE YEAR ENDED October 31, 2024
Alger Capital Appreciation Fund
Distributions paid from:
Ordinary Income	$27,183,318	$—
Long-term capital gains	210,228,217	120,338,371
Total distributions paid	$237,411,535	$120,338,371
Alger Concentrated Equity Fund
Distributions paid from:
Ordinary Income	19,218	—
Long-term capital gains	—	—
Total distributions paid	$19,218	$—
Alger Growth & Income Fund
Distributions paid from:
Ordinary Income	8,603,554	6,375,226
Long-term capital gains	—	—
Total distributions paid	$8,603,554	$6,375,226
Alger 35 Fund
Distributions paid from:
Ordinary Income	111,237	—
Long-term capital gains	—	—
Total distributions paid	$111,237	$—
Alger Mid Cap Focus Fund
Distributions paid from:
Ordinary Income	—	—
Long-term capital gains	—	—
Total distributions paid	$—	$—
Alger Mid Cap Growth Fund
Distributions paid from:
Ordinary Income	—	—
Long-term capital gains	—	—
Total distributions paid	$—	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED October 31, 2025	FOR THE YEAR ENDED October 31, 2024
Alger Small Cap Growth Fund
Distributions paid from:
Ordinary Income	$—	$618,092
Long-term capital gains	—	—
Total distributions paid	$—	$618,092
Alger Small Cap Focus Fund
Distributions paid from:
Ordinary Income	—	—
Long-term capital gains	—	—
Total distributions paid	$—	$—
Alger Weatherbie Specialized Growth Fund
Distributions paid from:
Ordinary Income	—	—
Long-term capital gains	—	—
Total distributions paid	$—	$—
Alger International Opportunities Fund
Distributions paid from:
Ordinary Income	—	—
Long-term capital gains	7,440,518	57,254
Total distributions paid	$7,440,518	$57,254
Alger International Small Cap Fund
Distributions paid from:
Ordinary Income	—
Long-term capital gains	—
Total distributions paid	$—
Alger Health Sciences Fund
Distributions paid from:
Ordinary Income	—	—
Long-term capital gains	—	—
Total distributions paid	$—	$—
Alger AI Enablers & Adopters Fund
Distributions paid from:
Ordinary Income	108,725	—
Long-term capital gains	—	—
Total distributions paid	$108,725	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

As of October 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

Alger Capital Appreciation Fund
Undistributed ordinary income	$36,155,170
Undistributed long-term gains	188,248,649
Net accumulated earnings	224,403,819
Capital loss carryforwards	—
Late year ordinary income losses	—
Net unrealized appreciation	1,810,664,123
Total accumulated earnings	$2,035,067,942

Alger Concentrated Equity Fund
Undistributed ordinary income	$370,284
Undistributed long-term gains	282,085
Net accumulated earnings	652,369
Capital loss carryforwards	—
Late year ordinary income losses	—
Net unrealized appreciation	2,859,902
Total accumulated earnings	$3,512,271

Alger Growth & Income Fund
Undistributed ordinary income	$1,542,353
Undistributed long-term gains	—
Net accumulated earnings	1,542,353
Capital loss carryforwards	(5,376,067)
Late year ordinary income losses	—
Net unrealized appreciation	365,018,035
Total accumulated earnings	$361,184,321

Alger 35 Fund
Undistributed ordinary income	$4,510,235
Undistributed long-term gains	3,732,526
Net accumulated earnings	8,242,761
Capital loss carryforwards	—
Late year ordinary income losses	—
Net unrealized appreciation	10,329,376
Total accumulated earnings	$18,572,137

Alger Mid Cap Focus Fund
Undistributed ordinary income	$—
Undistributed long-term gains	—
Net accumulated earnings	—
Capital loss carryforwards	(87,917,380)
Late year ordinary income losses	(1,433,795)
Net unrealized appreciation	83,870,531

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Mid Cap Focus Fund
Total accumulated earnings	$(5,480,644)

Alger Mid Cap Growth Fund
Undistributed ordinary income	$—
Undistributed long-term gains	—
Net accumulated earnings	—
Capital loss carryforwards	(6,099,771)
Late year ordinary income losses	(1,980,243)
Net unrealized appreciation	73,584,858
Total accumulated earnings	$65,504,844

Alger Small Cap Growth Fund
Undistributed ordinary income	$—
Undistributed long-term gains	—
Net accumulated earnings	—
Capital loss carryforwards	(57,138,272)
Late year ordinary income losses	(1,397,887)
Net unrealized appreciation	56,732,595
Total accumulated earnings	$(1,803,564)

Alger Small Cap Focus Fund
Undistributed ordinary income	$—
Undistributed long-term gains	—
Net accumulated earnings	—
Capital loss carryforwards	(551,922,062)
Late year ordinary income losses	(4,031,365)
Net unrealized appreciation	292,139,093
Total accumulated earnings	$(263,814,334)

Alger Weatherbie Specialized Growth Fund
Undistributed ordinary income	$—
Undistributed long-term gains	—
Net accumulated earnings	—
Capital loss carryforwards	(281,166,584)
Late year ordinary income losses	(2,482,631)
Net unrealized appreciation	73,687,292
Total accumulated earnings	$(209,961,923)

Alger International Opportunities Fund
Undistributed ordinary income	$1,537,033
Undistributed long-term gains	15,914,555
Net accumulated earnings	17,451,588
Capital loss carryforwards	—
Late year ordinary income losses	—
Net unrealized appreciation	38,154,488

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger International Opportunities Fund
Total accumulated earnings	$55,606,076

Alger International Small Cap Fund
Undistributed ordinary income	$—
Undistributed long-term gains	—
Net accumulated earnings	—
Capital loss carryforwards	(42,625)
Late year ordinary income losses	—
Net unrealized appreciation	14,259
Total accumulated earnings	$(28,366)

Alger Health Sciences Fund
Undistributed ordinary income	$—
Undistributed long-term gains	—
Net accumulated earnings	—
Capital loss carryforwards	(29,323,816)
Late year ordinary income losses	(49,014)
Net unrealized appreciation	5,052,646
Total accumulated earnings	$(24,320,184)

Alger AI Enablers & Adopters Fund
Undistributed ordinary income	$1,008,500
Undistributed long-term gains	145,968
Net accumulated earnings	1,154,468
Capital loss carryforwards	—
Late year ordinary income losses	—
Net unrealized appreciation	3,736,282
Total accumulated earnings	$4,890,750
During the year ended October 31, 2025, the Alger 35 Fund, the Alger Mid Cap Focus Fund, the Alger Mid Cap Growth Fund, the Alger Small Cap Growth Fund, the Alger Small Cap Focus Fund and the Alger Weatherbie Specialized Growth Fund, utilized capital loss carryforwards of $659,026, $54,957,097, $46,691,195, $4,512,576, $92,359,941, and $34,220,255, respectively.
At October 31, 2025, the Alger Growth & Income Fund, the Alger Mid Cap Focus Fund, the Alger Mid Cap Growth Fund, the Alger Small Cap Growth Fund, the Alger Small Cap Focus Fund, the Alger Weatherbie Specialized Growth Fund, the Alger International Small Cap Fund, and the Alger Health Sciences Fund, for federal income tax purposes, had capital loss carryforwards of $5,376,067, $87,917,380, $6,099,771, $57,138,272, $551,922,062, $281,166,584, $42,625, and $29,323,816, respectively. These amounts will not be subject to expiration under the Regulated Investment Company Modernization Act of 2010, and these amounts may be applied against future net realized gains until its utilization.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales, U.S. Internal Revenue Code Section 988 currency transactions, tax treatment of partnership investments, the realization of unrealized appreciation of passive foreign investment companies, and the return of capital from real estate investment trust investments.
The Funds accrue tax on unrealized gains in foreign jurisdictions that impose a foreign capital tax, if applicable.
Permanent differences, primarily from net operating losses, real estate investment trusts and partnership investments sold by the Funds, redemptions in-kind, and equalization, resulted in the following reclassifications among the Funds' components of net assets at October 31, 2025:

Alger Capital Appreciation Fund
Distributable earnings	$(76,447,433)
Paid-in Capital	$76,447,433

Alger Concentrated Equity Fund
Distributable earnings	$(790)
Paid-in Capital	$790

Alger Growth & Income Fund
Distributable earnings	$0
Paid-in Capital	$0

Alger 35 Fund
Distributable earnings	$(56,851)
Paid-in Capital	$56,851

Alger Mid Cap Focus Fund
Distributable earnings	$0
Paid-in Capital	$0

Alger Mid Cap Growth Fund
Distributable earnings	$1,210,189
Paid-in Capital	$(1,210,189)

Alger Small Cap Growth Fund
Distributable earnings	$2,451,960
Paid-in Capital	$(2,451,960)

Alger Small Cap Focus Fund
Distributable earnings	$8,216,377
Paid-in Capital	$(8,216,377)

Alger Weatherbie Specialized Growth Fund
Distributable earnings	$3,670,580
Paid-in Capital	$(3,670,580)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger International Opportunities Fund
Distributable earnings	$(658,302)
Paid-in Capital	$658,302

Alger International Small Cap Fund
Distributable earnings	$2,576
Paid-in Capital	$(2,576)

Alger Health Sciences Fund
Distributable earnings	$160,749
Paid-in Capital	$(160,749)

Alger AI Enablers & Adopters Fund
Distributable earnings	$(256,248)
Paid-in Capital	$256,248
NOTE 10 — Fair Value Measurements:

The following is a summary of the inputs used as of October 31, 2025 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, Alger Management has determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$355,252,884	$355,252,884	$—	$—
Consumer Discretionary	355,446,644	355,446,644	—	—
Consumer Staples	2,835,165	2,835,165	—	—
Energy	8,193,460	8,193,460	—	—
Financials	109,407,671	109,407,671	—	—
Health Care	151,138,218	151,138,218	—	—
Industrials	129,982,138	129,982,138	—	—
Information Technology	1,426,418,611	1,426,418,611	—	—
Materials	4,284,956	4,284,956	—	—
Utilities	119,725,224	119,725,224	—	—
TOTAL COMMON STOCKS	$2,662,684,971	$2,662,684,971	$—	$—
PREFERRED STOCKS
Financials	478,030	—	478,030	—
Information Technology	38,343,532	—	—	38,343,532
TOTAL PREFERRED STOCKS	$38,821,562	$—	$478,030	$38,343,532
SPECIAL PURPOSE VEHICLE
Information Technology	1,162,174	—	1,162,174	—
TOTAL INVESTMENTS IN SECURITIES	$2,702,668,707	$2,662,684,971	$1,640,204	$38,343,532

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Concentrated Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,208,978	$1,208,978	$—	$—
Consumer Discretionary	1,086,602	1,086,602	—	—
Financials	141,207	141,207	—	—
Health Care	256,722	256,722	—	—
Industrials	599,710	599,710	—	—
Information Technology	4,271,183	4,271,183	—	—
Utilities	463,748	463,748	—	—
TOTAL COMMON STOCKS	$8,028,150	$8,028,150	$—	$—
SHORT-TERM INVESTMENTS
Money Market Funds	40,783	40,783	—	—
TOTAL INVESTMENTS IN SECURITIES	$8,068,933	$8,068,933	$—	$—

Alger Growth & Income Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$90,113,122	$90,113,122	$—	$—
Consumer Discretionary	59,194,432	59,194,432	—	—
Consumer Staples	40,407,722	40,407,722	—	—
Energy	28,419,396	28,419,396	—	—
Financials	109,495,546	109,495,546	—	—
Health Care	68,426,715	68,426,715	—	—
Industrials	44,302,397	44,302,397	—	—
Information Technology	286,604,709	286,604,709	—	—
Materials	11,046,426	11,046,426	—	—
Utilities	10,786,627	10,786,627	—	—
TOTAL COMMON STOCKS	$748,797,092	$748,797,092	$—	$—
MASTER LIMITED PARTNERSHIP
Energy	2,429,505	2,429,505	—	—
REAL ESTATE INVESTMENT TRUST
Real Estate	22,196,770	22,196,770	—	—
SHORT-TERM INVESTMENTS
Money Market Funds	6,734,243	6,734,243	—	—
TOTAL INVESTMENTS IN SECURITIES	$780,157,610	$780,157,610	$—	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger 35 Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$11,915,667	$11,915,667	$—	$—
Consumer Discretionary	4,591,470	4,591,470	—	—
Financials	727,438	727,438	—	—
Health Care	7,267,130	7,267,130	—	—
Industrials	2,226,465	2,226,465	—	—
Information Technology	19,596,462	19,596,462	—	—
Utilities	2,568,587	2,568,587	—	—
TOTAL COMMON STOCKS	$48,893,219	$48,893,219	$—	$—
PREFERRED STOCKS
Health Care	593,024	—	—	593,024
Information Technology	525,490	—	—	525,490
TOTAL PREFERRED STOCKS	$1,118,514	$—	$—	$1,118,514
TOTAL INVESTMENTS IN SECURITIES	$50,011,733	$48,893,219	$—	$1,118,514

Alger Mid Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$17,839,477	$17,839,477	$—	$—
Consumer Discretionary	16,755,283	16,755,283	—	—
Consumer Staples	5,808,490	5,808,490	—	—
Financials	17,386,180	17,386,180	—	—
Health Care	70,094,936	66,428,990	3,665,946	—
Industrials	68,281,379	68,281,379	—	—
Information Technology	94,818,896	94,818,896	—	—
Materials	4,469,499	4,469,499	—	—
Utilities	13,223,562	13,223,562	—	—
TOTAL COMMON STOCKS	$308,677,702	$305,011,756	$3,665,946	$—
PREFERRED STOCKS
Information Technology	13,835,282	—	—	13,835,282
SHORT-TERM INVESTMENTS
Money Market Funds	770,459	770,459	—	—
TOTAL INVESTMENTS IN SECURITIES	$323,283,443	$305,782,215	$3,665,946	$13,835,282

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Mid Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$15,884,743	$15,884,743	$—	$—
Consumer Discretionary	29,465,153	29,465,153	—	—
Consumer Staples	11,360,218	11,360,218	—	—
Financials	26,078,583	26,078,583	—	—
Health Care	34,234,318	34,234,318	—	—
Industrials	69,049,279	69,049,279	—	—
Information Technology	68,510,077	68,510,077	—	—
Materials	2,561,532	2,561,532	—	—
Real Estate	13,000,424	13,000,424	—	—
Utilities	12,274,446	12,274,446	—	—
TOTAL COMMON STOCKS	$282,418,773	$282,418,773	$—	$—
PREFERRED STOCKS
Information Technology	1,015,734	—	—	1,015,734
RIGHTS
Health Care	— [1]	—	—	— [1]
SPECIAL PURPOSE VEHICLE
Information Technology	703,266	—	703,266	—
WARRANTS
Information Technology	— [2]	—	— [2]	—
SHORT-TERM INVESTMENTS
Money Market Funds	4,931,050	4,931,050	—	—
TOTAL INVESTMENTS IN SECURITIES	$289,068,823	$287,349,823	$703,266	$1,015,734

Alger Small Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$2,211,318	$2,211,318	$—	$—
Consumer Discretionary	17,244,001	17,244,001	—	—
Consumer Staples	3,431,026	3,431,026	—	—
Energy	744,212	744,212	—	—
Financials	6,087,185	6,087,185	—	—
Health Care	69,326,365	69,195,073	—	131,292
Industrials	48,959,707	48,959,707	—	—
Information Technology	50,751,512	50,751,512	—	—
Materials	262,604	262,604	—	—
Utilities	964,812	964,812	—	—
TOTAL COMMON STOCKS	$199,982,742	$199,851,450	$—	$131,292
PREFERRED STOCKS
Health Care	425,670	—	—	425,670
Information Technology	1,060,136	—	—	1,060,136
TOTAL PREFERRED STOCKS	$1,485,806	$—	$—	$1,485,806
RIGHTS
Health Care	117,674 [1]	—	—	117,674 [1]
SPECIAL PURPOSE VEHICLE
Information Technology	954,547	—	954,547	—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Small Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SHORT-TERM INVESTMENTS
Money Market Funds	$1,070,797	$1,070,797	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$203,611,566	$200,922,247	$954,547	$1,734,772

Alger Small Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$46,893,598	$46,893,598	$—	$—
Financials	46,167,419	46,167,419	—	—
Health Care	318,177,581	318,177,581	—	—
Industrials	269,150,383	269,150,383	—	—
Information Technology	161,066,208	161,066,208	—	—
Utilities	25,563,932	25,563,932	—	—
TOTAL COMMON STOCKS	$867,019,121	$867,019,121	$—	$—
PREFERRED STOCKS
Health Care	30,454,418	—	—	30,454,418
RIGHTS
Health Care	— [1]	—	—	— [1]
SHORT-TERM INVESTMENTS
Money Market Funds	19,969,503	19,969,503	—	—
TOTAL INVESTMENTS IN SECURITIES	$917,443,042	$886,988,624	$—	$30,454,418

Alger Weatherbie Specialized Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$22,779,060	$22,779,060	$—	$—
Financials	38,850,055	38,850,055	—	—
Health Care	90,688,721	90,581,218	—	107,503
Industrials	112,482,778	112,482,778	—	—
Information Technology	38,070,827	38,070,827	—	—
Real Estate	20,119,992	20,119,992	—	—
TOTAL COMMON STOCKS	$322,991,433	$322,883,930	$—	$107,503
SHORT-TERM INVESTMENTS
Money Market Funds	7,351,742	7,351,742	—	—
TOTAL INVESTMENTS IN SECURITIES	$330,343,175	$330,235,672	$—	$107,503

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger International Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$13,512,863	$—	$13,512,863	$—
Consumer Discretionary	13,178,954	8,673,222	4,505,732	—
Consumer Staples	7,081,655	—	7,081,655	—
Energy	3,277,336	3,277,336	—	—
Financials	41,607,847	4,503,421	37,104,426	—
Health Care	20,450,616	5,259,139	15,191,477	—
Industrials	28,901,236	7,641,549	21,259,687	—
Information Technology	32,497,399	23,900,966	8,596,433	—
Materials	9,027,036	—	9,027,036	—
Real Estate	3,092,449	—	3,092,449	—
TOTAL COMMON STOCKS	$172,627,391	$53,255,633	$119,371,758	$—
SHORT-TERM INVESTMENTS
Money Market Funds	1,889,773	1,889,773	—	—
TOTAL INVESTMENTS IN SECURITIES	$174,517,164	$55,145,406	$119,371,758	$—

Alger International Small Cap Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$94,338	$45,397	$48,941	$—
Consumer Discretionary	223,389	48,036	175,353	—
Consumer Staples	177,596	85,250	92,346	—
Energy	106,281	—	106,281	—
Financials	324,350	28,499	295,851	—
Health Care	173,325	27,666	145,659	—
Industrials	665,482	170,497	494,985	—
Information Technology	179,435	18,812	160,623	—
Materials	128,903	—	128,903	—
Utilities	43,636	43,636	—	—
TOTAL COMMON STOCKS	$2,116,735	$467,793	$1,648,942	$—
SHORT-TERM INVESTMENTS
Money Market Funds	90,149	90,149	—	—
TOTAL INVESTMENTS IN SECURITIES	$2,206,884	$557,942	$1,648,942	$—

Alger Health Sciences Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Financials	$264,780	$264,780	$—	$—
Health Care	58,098,755	54,616,812	3,301,943	180,000
TOTAL COMMON STOCKS	$58,363,535	$54,881,592	$3,301,943	$180,000
PREFERRED STOCKS
Health Care	2,778,424	—	—	2,778,424
REAL ESTATE INVESTMENT TRUST
Real Estate	2,766,834	2,766,834	—	—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Health Sciences Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
RIGHTS
Health Care	$— [1]	$—	$—	$— [1]
SHORT-TERM INVESTMENTS
Money Market Funds	385,595	385,595	—	—
TOTAL INVESTMENTS IN SECURITIES	$64,294,388	$58,034,021	$3,301,943	$2,958,424

Alger AI Enablers & Adopters Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$3,081,942	$3,081,942	$—	$—
Consumer Discretionary	2,879,946	2,879,946	—	—
Financials	615,727	615,727	—	—
Health Care	295,419	295,419	—	—
Industrials	498,704	498,704	—	—
Information Technology	10,418,536	10,418,536	—	—
Utilities	834,180	834,180	—	—
TOTAL COMMON STOCKS	$18,624,454	$18,624,454	$—	$—
PREFERRED STOCKS
Information Technology	730,078	—	—	730,078
SHORT-TERM INVESTMENTS
Money Market Funds	329,037	329,037	—	—
TOTAL INVESTMENTS IN SECURITIES	$19,683,569	$18,953,491	$—	$730,078

[1]
Each of Alger Mid Cap Growth Fund's, Alger Small Cap Growth Fund's, Alger Small Cap Focus Fund's and Alger Health
Sciences Fund's holdings of Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of
October 31, 2025.

[2]	Alger Mid Cap Growth Fund's holdings of Constellation Software, Inc. warrants expiring March 31, 2040, are classified as a Level 2 investment and are fair valued at zero as of October 31, 2025.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Preferred Stocks
Opening balance at November 1, 2024	$6,704,443
Transfers into Level 3	—
Transfers out of Level 3	(478,030)***
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	11,995,316
Purchases and Sales/Distributions
Purchases	20,121,803
Sales/Distributions	—
Closing balance at October 31, 2025	38,343,532
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2025**	$12,508,147

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Special Purpose Vehicle
Opening balance at November 1, 2024	$2,411,253
Transfers into Level 3	—
Transfers out of Level 3	(1,162,174)***
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(1,249,079)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at October 31, 2025	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2025**	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger 35 Fund	Preferred Stocks
Opening balance at November 1, 2024	$1,284,113
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(165,599)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at October 31, 2025	1,118,514
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2025**	$(165,599)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Focus Fund	Preferred Stocks
Opening balance at November 1, 2024	$2,208,387
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	3,121,962
Purchases and Sales/Distributions
Purchases	8,504,933
Sales/Distributions	—
Closing balance at October 31, 2025	13,835,282
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2025**	$3,121,962

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2024	$1,015,734*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(988,241)
Included in net change in unrealized appreciation (depreciation) on investments	988,245
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	(4)
Closing balance at October 31, 2025	1,015,734
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2025**	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Rights
Opening balance at November 1, 2024	$182,918
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(182,918)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at October 31, 2025	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2025**	$(182,918)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Special Purpose Vehicle
Opening balance at November 1, 2024	$1,455,441
Transfers into Level 3	—
Transfers out of Level 3	(703,266)***
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(752,175)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at October 31, 2025	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2025**	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Common Stocks
Opening balance at November 1, 2024	$3,209,358
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(3,078,066)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at October 31, 2025	131,292
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2025**	$(3,078,066)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2024	$1,604,672*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(228,094)
Included in net change in unrealized appreciation (depreciation) on investments	109,229
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	(1)
Closing balance at October 31, 2025	1,485,806
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2025	$(118,867)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Rights
Opening balance at November 1, 2024	$164,711
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(47,037)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at October 31, 2025	117,674*
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2025**	$(47,037)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Special Purpose Vehicle
Opening balance at November 1, 2024	$1,976,793
Transfers into Level 3	—
Transfers out of Level 3	(954,547)***
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(1,022,246)
Purchases and Sales/Distributions
Purchases	—
Closing balance at October 31, 2025	—
Closing balance at October 31, 2025	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2025**	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Preferred Stocks
Opening balance at November 1, 2024	$38,958,639
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(8,504,221)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at October 31, 2025	30,454,418
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2025**	$(8,504,221)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Rights
Opening balance at November 1, 2024	$3,691
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(3,691)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at October 31, 2025	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2025**	$(3,691)*

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Weatherbie Specialized Growth Fund	Common Stocks
Opening balance at November 1, 2024	$2,627,864
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(2,520,361)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at October 31, 2025	107,503
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2025**	$(2,520,361)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Weatherbie Specialized Growth Fund	Preferred Stocks
Opening balance at November 1, 2024	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(1,041,629)
Included in net change in unrealized appreciation (depreciation) on investments	1,041,633
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	(4)
Closing balance at October 31, 2025	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2025**	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Common Stocks
Opening balance at November 1, 2024	$4,400,001
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(4,220,001)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at October 31, 2025	180,000
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2025**	$(4,220,001)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Preferred Stocks
Opening balance at November 1, 2024	$3,554,283*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(4,038,130)
Included in net change in unrealized appreciation (depreciation) on investments	3,262,288
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	(17)
Closing balance at October 31, 2025	2,778,424
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2025**	$(775,859)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Rights
Opening balance at November 1, 2024	$606,669
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(606,669)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at October 31, 2025	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2025**	$(606,669)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger AI Enablers & Adopters Fund	Preferred Stocks
Opening balance at November 1, 2024	$54,280
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	87,918
Purchases and Sales/Distributions
Purchases	587,880
Sales/Distributions	—
Closing balance at October 31, 2025	730,078
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2025**	$87,918

*	Includes securities that are fair valued at zero.
**	Net change in unrealized appreciation (depreciation) is included in the net change in unrealized appreciation (depreciation) on investments in the accompanying Statements of Operations.
***
Effective June 12, 2025, Chime Financial, Inc. filed for an initial public offering and shares began publicly trading on the NASDAQ Stock Market. It is the Alger Management's policy to recognize Level 3 transfers at the end of each reporting period, October 31, 2025.

The following table provides quantitative information about each Fund's Level 3 fair value measurements of its investments as of October 31, 2025. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund's fair value measurements.

	Fair Value October 31, 2025	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Capital Appreciation Fund
Preferred Stocks	$38,343,532	Market Approach	Revenue Multiple	21.00x-23.02x	21.30x
Alger 35 Fund
Preferred Stocks	1,118,514	Market Approach	Revenue Multiple	1.99x-23.02x	11.87x
Alger Mid Cap Focus Fund
Preferred Stocks	13,835,282	Market Approach	Revenue Multiple	21.00x-23.02x	21.47x
Alger Mid Cap Growth Fund
Preferred Stocks	1,015,734	Market Approach	Revenue Multiple	23.02x	N/A*
Rights	—**	Income Approach	Discount Rate Probability of Success	100% 0.00%	N/A* N/A*

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

	Fair Value October 31, 2025	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Small Cap Growth Fund
Common Stocks	131,292	Market Approach	Revenue Multiple	1.99x	N/A*
Preferred Stocks	1,485,806	Market Approach	Revenue Multiple	1.99x-23.02x	17.00x
Rights	117,674**	Income Approach	Discount Rate Probability of Success	4.65%-100% 0%-44%	4.65% 39.41%
Alger Small Cap Focus Fund
Preferred Stocks	30,454,418	Market Approach	Revenue Multiple	1.99x	N/A*
Rights	—**	Income Approach	Discount Rate Probability of Success	100% 0.00%	N/A* N/A*
Alger Weatherbie Specialized Growth Fund
Common Stocks	107,503	Market Approach	Revenue Multiple	1.99x	N/A*
Alger Health Sciences Fund
Common Stocks	180,000	Market Approach	Revenue Multiple	1.99x	N/A*
Preferred Stocks	2,778,424	Market Approach	Revenue Multiple	1.99x	N/A*
Rights	—**	Income Approach	Discount Rate Probability of Success	100% 0.00%	N/A* N/A*
Alger AI Enablers & Adopters Fund
Preferred Stocks	730,078	Market Approach	Revenue Multiple	21.00x-23.02x	21.70x

*	Each security type listed and respective valuation methodology and unobservable input, represents only one investment.
**	Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of October 31, 2025.
The significant unobservable inputs used in the fair value measurement of each Fund's securities are revenue and EBITDA multiples, publicly traded comparable securities’ market value and revenue multiples, transaction pricing, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.  For the year ended October 31, 2025, there were no changes in valuation methodology on Level 3 investments.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

NOTE 11 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.
There were no derivative instruments held by the Funds throughout the year or as of October 31, 2025.
NOTE 12 — Principal Risks:

Alger Capital Appreciation Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger Concentrated Equity Fund - Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets will be concentrated in securities in related industries, and may be similarly affected by adverse developments and price movements in such industries. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. The Fund is classified as a “non-diversified fund” under federal securities laws because it can invest in fewer individual companies than a diversified fund. Certain shareholders, including other funds advised by the Manager or an affiliate of the Manager, may from time to time own a substantial amount of the

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

shares of the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, cash may be a larger position in the portfolio and may underperform relative to equity securities.
Alger Growth & Income Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Income-producing securities may cut or fail to declare dividends due to market downturns or for other reasons. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger 35 Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of small and medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. The Fund is classified as a “non-diversified fund” under federal securities laws because it can invest in fewer individual companies than a diversified fund. Certain shareholders, including other funds advised by the Investment Manager or an affiliate of the Investment Manager, may from time to time own a substantial amount of the shares of the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Mid Cap Focus Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. Investing in companies of medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. A significant portion of assets may be invested in securities of companies in related sectors or industries, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector or industry developments. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger Mid Cap Growth Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger Small Cap Growth Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of small capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger Small Cap Focus Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors or industries, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector or industry developments. Investing in companies of small capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger Weatherbie Specialized Growth Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of small and medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic,

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

political or regulatory event than a more diversified portfolio. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger International Opportunities Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. Foreign securities, Frontier Markets, and Emerging Markets involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. Investing in companies of small capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger International Small Cap Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. Foreign securities and Emerging Markets involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. ADRs and GDRs may be subject to international trade, currency, political, regulatory and diplomatic risks. Investing in companies of small capitalizations involves the risk that such issuers may have limited product lines

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

or financial resources, lack management depth, or have limited liquidity. Certain shareholders, including other funds advised by the Manager or an affiliate of the Manager, may from time to time own a substantial amount of the shares of the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund. At times, cash may be a larger position in the portfolio and may underperform relative to equity securities.
Alger Health Sciences Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets will be invested in healthcare companies, which may be significantly affected by competition, innovation, regulation, and product obsolescence, and may be more volatile than the securities of other companies. A significant portion of assets may be invested in securities of companies in related industries, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable industry developments. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. Investing in companies of small capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Private placements are offerings of a company’s securities not registered with the SEC and not offered to the public, for which limited information may be available. Such investments are generally considered to be illiquid. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger AI Enablers & Adopters Fund - Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. Companies involved in, or exposed to, AI-related businesses may have limited product lines, markets, financial resources or personnel as they face intense competition and potentially

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

rapid product obsolescence, and many depend significantly on retaining and growing their consumer base. These companies may be substantially exposed to the market and business risks of other industries or sectors, and may be adversely affected by negative developments impacting those companies, industries or sectors, as well as by loss or impairment of intellectual property rights or misappropriation of their technology. Companies that utilize AI could face reputational harm, competitive harm, and legal liability, and/or an adverse effects on business operations as content, analyses, or recommendations that AI applications produce may be deficient, inaccurate, biased, misleading or incomplete, may lead to errors, and may be used in negligent or criminal ways. AI technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the future growth. AI companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. A significant portion of assets will be concentrated in securities in related industries, and may be similarly affected by adverse developments and price movements in such industries. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of small and medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Private placements are offerings of a company’s securities not registered with the SEC and not offered to the public, for which limited information may be available. Such investments are generally considered to be illiquid. The Fund is classified as a “non-diversified fund” under federal securities laws because it can invest in fewer individual companies than a diversified fund. Certain shareholders, including other funds advised by the Manager or an affiliate of the Manager, may from time to time own a substantial amount of the shares of the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. ADRs and global depositary receipts (GDRs) may be subject to international trade, currency, political, regulatory and diplomatic risks. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, cash may be a larger position in the portfolio and may underperform relative to equity securities.
NOTE 13 — Affiliated Securities:

During the year ended October 31, 2025, as disclosed in the following table, certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Fund(s) for purposes of the 1940 Act. Transactions during the year ended

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

October 31, 2025 with such affiliated persons are summarized below. During this year, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Security	Shares Held at October 31, 2024	Shares Purchased	Shares Sold	Shares Held at October 31, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at October 31, 2025
Alger Capital Appreciation Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A	—	—	—	—	$—	$—	$(1,249,079)	$1,162,174
Total	—	—	—	—	$—	$—	$(1,249,079)	$1,162,174

Security	Shares Held at October 31, 2024	Shares Purchased	Shares Sold	Shares Held at October 31, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at October 31, 2025
Alger Mid Cap Growth Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A	—	—	—	—	$—	$—	$(540,143)	$502,561
Crosslink Ventures C, LLC, Cl. B	—	—	—	—	—	—	(212,032)	200,705
Total	—	—	—	—	$—	$—	$(752,175)	$703,266

Security	Shares Held at October 31, 2024	Shares Purchased	Shares Sold	Shares Held at October 31, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at October 31, 2025
Alger Small Cap Growth Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A	—	—	—	—	$—	$—	$(810,214)	$753,842
Crosslink Ventures C, LLC, Cl. B	—	—	—	—	—	—	(212,032)	200,705
Total	—	—	—	—	$—	$—	$(1,022,246)	$954,547

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS  (Continued)

Security	Shares Held at October 31, 2024	Shares Purchased	Shares Sold	Shares Held at October 31, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at October 31, 2025
Alger Small Cap Focus Fund
Preferred Stocks
Impulse Dynamics PLC, Series F-3	28,027,798	506,260,239 [1]	—	534,288,037	$—	$—	$(8,504,221)	$30,454,418
Total	28,027,798	506,260,239	—	534,288,037	$—	$—	$(8,504,221)	$30,454,418

[1]	Represents shares received due to a recapitalization of the security during the year ended October 31, 2025.
NOTE 14 — Subsequent Events:

Alger Management has evaluated events that have occurred subsequent to October 31, 2025, through the issuance date of the Financial Statements. No material events have been identified which require recognition and/or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders and the Board of Trustees of The Alger Funds:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of The Alger Funds comprising the Alger Capital Appreciation Fund, Alger Concentrated Equity Fund, Alger Growth & Income Fund, Alger 35 Fund, Alger Mid Cap Focus Fund, Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger International Opportunities Fund, Alger International Small Cap Fund, Alger Health Sciences Fund,  and Alger AI Enablers & Adopters Fund, (collectively, the “Funds”), including the schedules of investments, as of October 31, 2025; the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended for the Funds, except Alger Concentrated Equity Fund, Alger International Small Cap Fund and Alger AI Enablers & Adopters Fund; the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below for Alger Concentrated Equity Fund, Alger International Small Cap and Alger AI Enablers & Adopters Fund, and the related notes (collectively referred to as the “financial statements and financials highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds listed above constituting The Alger Funds as of October 31, 2025, and the results of their operations for the year then ended (or for the period listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Individual Fund comprising The Alger Funds	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Alger Concentrated Equity Fund	For the year ended October 31, 2025	For the year ended October 31, 2025 and the period from April 4, 2024 (commencement of operations) through October 31, 2024
Alger International Small Cap Fund	For the period from June 30, 2025 (commencement of operations) through October 31, 2025
Alger AI Enablers & Adopters Fund	For the year ended October 31, 2025	For the year ended October 31, 2025 and the period from April 4, 2024 (commencement of operations) through October 31, 2024
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
New York, New York
December 18, 2025 (February 18, 2026, as to the effects of the restatement discussed in Note 1)
We have served as the auditor of one or more investment companies within the Alger group of investment companies since 2009.

THE ALGER FUNDS
OTHER INFORMATION (Unaudited)

Tax Information

Alger Capital Appreciation Fund, Alger Concentrated Equity Fund, Alger 35 Fund,  Alger International Opportunities Fund, and Alger AI Enablers & Adopters Fund designate $226,428,521, $282,427, $3,752,874, $16,573,328 and $148,678, respectively, as approximate amounts of capital gain dividend for the purpose of the dividends paid deduction. Per Section 853 of the Internal Revenue Code, the Alger International Opportunities Fund paid $294,215 in foreign taxes on $2,354,055 of recognized foreign source income.
In accordance with subchapter M of the Internal Revenue Code of 1986, as amended, for the year ended October 31, 2025, 13.41% of Alger Capital Appreciation Fund's, 3.51% of Alger Concentrated Equity Fund's, 100% of Alger Growth & Income Fund's, 1.19% of  Alger 35 Fund's, 0.18% of Alger International Opportunities Fund's and 1.65% of Alger AI Enablers & Adopters Fund's dividends qualified for the dividends deduction for corporations, respectively. For the year ended October 31, 2025, certain dividends paid by the Funds may be subject to a maximum rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, 15.72%, 4.79%, 100%, 1.45%, 100% and 2.12% of Alger Capital Appreciation Fund, Alger Concentrated Equity Fund, Alger Growth & Income Fund, Alger 35 Fund, Alger International Opportunities Fund and Alger AI Enablers & Adopters Fund's dividends may be considered qualified dividend income, respectively.
Shareholders should not use the above information to prepare their tax returns. Since the Funds' fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2025. Such notification, which will reflect the amount to be used by taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2026. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in a Fund.

THE ALGER FUNDS
OTHER INFORMATION (Unaudited) (Continued)

Proxy Voting Policies

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Funds' website at http://www.alger.com or on the SEC’s website at http://www.sec.gov.
Fund Holdings

The Board has adopted policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.
Generally, the policies prohibit the release of information concerning portfolio holdings, which have not previously been made public, to individual investors, institutional investors, intermediaries that distribute the Funds' shares and other parties which are not employed by the Investment Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.
The Funds file their complete schedules of portfolio holdings with the SEC semi-annually in financial statements on Form N-CSR and after the first and third fiscal quarters as an exhibit to its reports on Form N-PORT. The Funds' Forms N-CSR and N-PORT are available online on the SEC’s website at www.sec.gov.
In addition, the Funds make publicly available their month-end top 10 holdings, with the exception of Alger 35 Fund and Alger Concentrated Equity Fund which makes available their month-end top 5 holdings, with a 10 day lag and their month-end full portfolio with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.
In accordance with the foregoing, the Funds provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Funds will communicate with these third parties to confirm that they understand the Funds' policies and procedures regarding such disclosure. These agreements must be approved by the Trust's Chief Compliance Officer.

THE ALGER FUNDS
OTHER INFORMATION (Unaudited) (Continued)

The Board periodically reviews a report disclosing the third parties to whom each Fund's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Funds and its shareholders.
In addition to material the Funds routinely provide to shareholders, the Investment Manager may make additional statistical information available regarding the Alger Family of Funds.
Such information may include, but not be limited to, relative weightings and characteristics of a Fund versus an index (such as P/E ratio, alpha, beta, capture ratio, maximum drawdown, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, month-end top ten contributors to and detractors from performance, portfolio turnover, and other similar information. Shareholders should visit www.alger.com or may also contact the Funds at (800) 992-3863 to obtain such information.

THE ALGER FUNDS

100 Pearl Street, 27th Floor
New York, NY 10004
(800) 992-3863
www.alger.com
Investment Manager

Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Sub-Advisers

Weatherbie Capital, LLC
265 Franklin Street, Suite 1603
Boston, MA 02110Redwood Investments, LLC
265 Franklin Street, Suite 1603
Boston, MA 02110
Distributor

Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Transfer Agent and Dividend Disbursing Agent

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
Custodian

The Bank of New York
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, NY 10112
This report is submitted for the general information of the shareholders of the series of The Alger Funds. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund’s investment policies, fees and expenses as well as other pertinent information.

ALGER

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Remuneration paid to directors, officers and others is included in the Statements of Operations under the line items “Trustee fees” and “Investment advisory fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

At a meeting held on September 18, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of The Alger Funds (the “Trust”), including a majority of the trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), reviewed and approved the continuation of (i) the investment advisory agreement between Fred Alger Management, LLC (“Alger”) and the Trust, on behalf of Alger Capital Appreciation Fund, Alger Concentrated Equity Fund, Alger Growth & Income Fund, Alger 35 Fund, Alger Mid Cap Focus Fund, Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger International Opportunities Fund, Alger Health Sciences Fund and Alger AI Enablers & Adopters Fund (each, a “Fund”), (the “Investment Advisory Agreement”), (ii) the investment sub-advisory agreement between Alger and Weatherbie Capital, LLC (“Weatherbie”), an affiliate of Alger, on behalf of Alger Weatherbie Specialized Growth Fund (the “Weatherbie Sub-Advisory Agreement”) and (iii) the investment sub-advisory agreement between Alger and Redwood Investments, LLC (“Redwood”), an affiliate of Alger, on behalf of Alger International Opportunities Fund (the “Redwood Sub-Advisory Agreement”, and together with the Investment Advisory Agreement and the Weatherbie Sub-Advisory Agreement, the “Management Agreements,” and each, a “Management Agreement”) for an additional one-year period. Alger, Weatherbie and Redwood are collectively referred to herein as the “Manager.”
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager and its representatives at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information the Manager provided in response to a request for information Independent Trustee counsel submitted to the Manager on behalf of the Independent Trustees in connection with the Board’s annual contract consideration, as well as information provided in response to a supplemental request from Independent Trustee counsel on behalf of the Independent Trustees. The materials for the Meeting included reports from FUSE Research Network LLC (“FUSE”), an independent consulting firm, that contained extensive analyses of the Funds and the Manager’s services to the Funds. The Board also received a presentation from FUSE representatives at the Meeting, and, among other things, received a description of the methodology FUSE used to select the mutual funds included in each Fund’s Peer Universe and Peer Group (as described below). Moreover, at a meeting held on September 17, 2025, prior to the Meeting, the Independent Trustees met with representatives from FUSE to receive an overview of, and to discuss the methodology by which FUSE prepared, its reports.
The Independent Trustees received advice from, and met separately with, their Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement.  The Independent Trustees also received a memorandum from Independent Trustee counsel discussing the legal standards

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

and their duties in considering the continuation of the Management Agreements, and counsel reviewed those standards with the Independent Trustees during their separate meeting. The Independent Trustees also met separately with senior management of Alger, during which time the Independent Trustees discussed various matters related to proposed continuation of the Management Agreements.
The Board reviewed the materials provided and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the short- and long-term investment performance of each Fund; (iii) the costs of the services the Manager provided and profits it realized; (iv) the extent to which the Manager realizes economies of scale as a Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund shareholders.  The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.  The Board considered the information provided to it about the Funds together, and with respect to each Fund separately, as the Board deemed appropriate.
In the discussions that follow, reference is made to the “median” in the Peer Group and Peer Universe categories. With respect to performance, below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median of the funds in the relevant Performance Universe.  With respect to expenses, below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the relevant Expense Group (as described below).  FUSE information is calculated on a share class basis.  References appearing below with regard to a Fund’s performance results and comparative fees and expenses relate to Class Z shares of the Fund.
In particular, in approving the continuance of each Management Agreement, the Board considered the following factors:
Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager to the Funds.  This information included, among other things, the qualifications, background and experience of the professional personnel who perform services for the Funds; the structure of investment professional compensation; oversight of third-party service providers, including a Fund’s sub-adviser; short- and long-term investment performance, fee and expense information; fees and payments to affiliates and intermediaries for fund administration, transfer agency and

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager; and the range of advisory fees the Manager charges to other funds and accounts under its management, including the Manager’s explanation of differences among such funds and accounts and the Funds, where relevant.  The Board noted that it received information at regular meetings throughout the year regarding the services rendered by the Manager concerning the management of each Fund’s affairs, including certain portfolio manager presentations, and Alger’s role in coordinating and overseeing providers of other services to the Funds. The Board also noted the work undertaken by the Manager with respect to implementing various regulatory requirements applicable to the Funds.
The Board noted Alger’s history and expertise in the “growth” style of investment management, as well as Alger’s consistency in applying its “growth” style investment philosophy and process. With respect to the Alger Weatherbie Specialized Growth Fund and the Alger International Opportunities Fund, the Board also considered the investment approach of each Fund’s sub-adviser.  The Board noted the length of time the Manager has provided services as an investment adviser (or sub-adviser, as applicable) to a Fund. The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Alger Family of Funds. The Board noted the continuing strong financial position of the Manager and the Manager’s commitment to its fund, and overall, business.
Following consideration of such information, the Trustees determined that they remain satisfied with the nature, extent and quality of services provided by the Manager to the Funds under the Management Agreements.
Fund Performance

The Board reviewed and considered the performance results of each Fund over various time periods ended June 30, 2025. The Board considered the performance returns for each Fund in comparison to the performance returns of a universe of mutual funds deemed comparable to the Fund based on various investment, operational, and pricing characteristics (“Peer Universe”), and a group of mutual funds from within such Peer Universe deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”), each as selected by FUSE, as well as to the Fund’s benchmark index. The Board noted the Manager’s statement that long-term performance could be impacted by one period of significant outperformance or underperformance.
The Board also reviewed and considered Fund performance reports provided by management and discussions that occurred with investment personnel and Alger senior management at Board meetings throughout the year. The Board further noted that representatives of Alger review with the Trustees the recent and longer-term performance of each Fund, including contributors to, and detractors

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

from, Fund performance at every quarterly meeting of the Board throughout the year. In considering the Funds’ performance generally, the Board observed the Manager’s consistency in implementing its growth style investment process and philosophy for the Funds and considered how a strategy’s “growthiness” as compared to peers can impact relative performance results, even among comparisons that either FUSE or the Manager already have identified as having growth characteristics. In this regard, the Board considered information provided by FUSE on a Fund’s “style factor,” reflecting a three-year average of Morningstar’s Raw Growth-Value score to indicate a value or growth bias as compared to the Fund’s Peer Group and benchmark.
The Trustees concluded that each Fund’s performance was acceptable, noting their discussions with senior management of Alger related to Fund performance and the factors that impacted Fund performance, where applicable. Further discussion of the Board’s considerations with respect to each Fund’s performance is set forth below.
Alger Capital Appreciation Fund. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods outperformed the median of its Peer Group. The Board also noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was in the first quartile of its Peer Universe.
Alger Concentrated Equity Fund. The Board noted that the Fund’s annualized total return for the one-year and since inception (April 2024) periods outperformed the median of its Peer Group and was in the first quartile of its Peer Universe.
Alger Growth & Income Fund. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods outperformed the median of its Peer Group. The Board also noted that the Fund’s annualized total return for the one- and three-year periods was in the second quartile of its Peer Universe, and for the five- and 10-year periods was in the first quartile of its Peer Universe.
Alger 35 Fund. The Board noted that the Fund’s annualized total return for the one-, three-, and five-year and since inception (March 2018) periods outperformed the median of its Peer Group. The Board also noted that the Fund’s annualized total return for the one-, three-, and five-year and since inception periods was in the first quartile of its Peer Universe.
Alger Mid Cap Focus Fund. The Board noted that the Fund’s annualized total return for the one-, three-, and five-year and since inception (June 2019) periods outperformed the median of its Peer Group. The Board also noted that the Fund’s annualized total return for the one-year and since inception periods was in the first quartile of its Peer Universe, and for the three- and five-year periods was in the second quartile of its Peer Universe.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Alger Mid Cap Growth Fund. The Board noted that the Fund’s annualized total return for the one-, three-, five-year and 10-year periods was equal to or outperformed the median of its Peer Group. The Board also noted that the Fund’s annualized total return for the one- and three-year periods was in the first quartile of its Peer Universe, and for the five- and 10-year periods was in the second quartile of its Peer Universe.
Alger Small Cap Growth Fund. The Board noted that the Fund’s annualized total return for the one-, three-, five-, and 10-year periods underperformed the median of its Peer Group. The Board also noted that the Fund’s annualized total return for the one-year period was in the third quartile of its Peer Universe, and for the three-, five-, and 10-year periods was in the fourth quartile of its Peer Universe. The Board considered FUSE’s commentary that (i) although the Fund underperformed its peers, short-term relative performance had improved, and (ii) the Fund’s overweight allocation to the healthcare sector had been a drag over the mid-term. The Board further considered its discussions with senior management of Alger related to the Fund’s performance and the factors that impacted the Fund’s performance.
Alger Small Cap Focus Fund. The Board noted that the Fund’s annualized total return for the one-year period outperformed the median of its Peer Group, and for the three-, five-, and 10-year periods underperformed the median of its Peer Group. The Board also noted that the Fund’s annualized total return for the one-year period was in the second quartile of its Peer Universe and for the three-, five-, and 10-year periods was in the fourth quartile of its Peer Universe. In this regard, the Board considered FUSE’s commentary that the Fund has delivered improved performance over the last 12 months, and the impact of certain of the Fund’s weightings in various sectors on performance. The Board further considered its discussions with senior management of Alger related to the Fund’s performance and the factors that impacted the Fund’s performance.
Alger Weatherbie Specialized Growth Fund. The Board noted that the Fund’s annualized total return for the one-, three-, five-, and 10-year periods underperformed the median of its Peer Group. The Board also noted that the Fund’s annualized total return for the one- and 10-year periods was in the third quartile of its Peer Universe, and the three- and five-year periods was in the fourth quartile of its Peer Universe. In this regard, the Board considered FUSE’s commentary regarding the Fund’s improved relative performance during the last 12 months and the Fund’s weightings in certain market capitalizations and sectors and the impact such weightings had on performance. The Board further considered its discussions with senior management of Alger related to the Fund’s performance and the factors that impacted the Fund’s performance.
Alger International Opportunities Fund. The Board noted that the Fund’s annualized total return for the one-, three-, and five-year periods outperformed the median of its Peer Group and for the 10-year period underperformed the

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

median of its Peer Group. The Board also noted that the Fund’s annualized total return for the one-, three, and five- year periods was in the second quartile of its Peer Universe and for the 10-year period was in the third quartile of its Peer Universe. The Board noted that as of February 1, 2024, Redwood became the sub-adviser to the Fund and that the Fund’s performance reflects that of Redwood for periods on and after February 1, 2024.
Alger Health Sciences Fund. The Board noted that the Fund’s annualized total return for the one-, three-, five-, and 10-year periods underperformed the median of its Peer Group and was in the fourth quartile of its Peer Universe. In this regard, the Board considered FUSE’s commentary that the Fund’s larger allocation to smaller and growthier companies than funds in the Peer Universe detracted from Fund performance.
Alger AI Enablers & Adopters Fund. The Board noted that the Fund’s annualized total return for the one-year and since inception (April 2024) periods outperformed the median of its Peer Group and was in the first quartile of its Peer Universe.
Comparative Fees and Expenses

For each Fund, the Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to Alger in light of the nature, extent and quality of the services provided by Alger pursuant to the Investment Advisory Agreement, and considered the actual fee rate (after taking any waivers and reimbursements into account) payable by the Fund (the “Actual Management Fee”). For the Alger Weatherbie Specialized Growth Fund and the Alger International Opportunities Fund, the Board also reviewed and considered the sub-advisory fee payable to Weatherbie and Redwood, respectively, by Alger out of the management fee Alger receives from each Fund in light of the nature, extent and quality of the services provided by Weatherbie and Redwood pursuant to the applicable Sub-Advisory Agreement. The Board also reviewed and considered fee waiver and/or expense reimbursement arrangements for each Fund, and specific share classes thereof, as applicable, including representations from Alger that any such waivers and/or reimbursements do not, and are not currently expected to, result in cross-subsidization by one share class of another share class of a Fund.  Additionally, the Board received and considered information comparing each Fund’s Contractual Management Fee, Actual Management Fee and overall expenses, including administrative fees payable to Alger, with those of the funds in the Peer Group provided by FUSE.  The Board reviewed the methodology used by FUSE in calculating expense information, including that, for purposes of the comparisons below, the Contractual Management Fee used by FUSE for the Fund and peers includes the advisory fee and administrative fee (if a fund reports both). The Board considered limitations with respect to the comparative fee and expense information included

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

in the reports prepared by FUSE, including that the reports reflected information for a specific period and that historical asset levels and expenses may differ from current levels.
The Board discussed the factors that could contribute to each Fund’s Contractual Management Fee, Actual Management Fee or total expenses being above or below the median of the Fund’s Peer Group, including, for example, the specialized nature of a Fund’s strategy. The Board concluded that the Contractual Management Fee charged to each Fund, and the sub-advisory fee payable to Weatherbie for the Alger Weatherbie Specialized Growth Fund and the sub-advisory fee payable to Redwood for the Alger International Opportunities Fund, each are reasonable in relation to the services rendered by the Manager and is the product of arm’s length negotiations.  Further discussion of the Board’s considerations with respect to each Fund’s comparative fees and expenses is set forth below.
Alger Capital Appreciation Fund. The Board noted that the Fund’s Contractual Management Fee was above the median and in the fourth (most expensive) quartile of its Peer Group and that the total expenses were above the median and in the third quartile of its Peer Group. In this regard, the Board considered the Fund’s top quartile performance and that the Fund’s total expenses reflected an expense reimbursement from Alger.
Alger Concentrated Equity Fund. The Board noted that the Fund’s Contractual Management Fee and total expenses were below the median and in the first (least expensive) quartile of its Peer Group.
Alger Growth & Income Fund. The Board noted that the Fund’s Contractual Management Fee and total expenses were below the median and in the first (least expensive) quartile of its Peer Group.
Alger 35 Fund. The Board noted that the Fund’s Contractual Management Fee and total expenses were below the median and in the first (least expensive) quartile of its Peer Group.
Alger Mid Cap Focus Fund. The Board noted that the Fund’s Contractual Management Fee was below the median and in the second quartile of its Peer Group and total expenses were above the median and in the third quartile of its Peer Group.  In this regard, the Board noted that the total expenses were 0.01% above the median of its Peer Group.
Alger Mid Cap Growth Fund. The Board noted that the Fund’s Contractual Management Fee was above the median and in the fourth (most expensive) quartile of its Peer Group and total expenses were above the median and in the third quartile of its Peer Group. In this regard, the Board considered FUSE’s commentary that the Fund’s Peer Group had a very tight distribution of advisory fee expenses around the median of the Peer Group.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Alger Small Cap Growth Fund. The Board noted that the Fund’s Contractual Management Fee was below the median and in the second quartile, and total expenses were above the median and in the third quartile of its Peer Group. In this regard, the Board noted that the Fund’s total expenses reflected an expense reimbursement from Alger.
Alger Small Cap Focus Fund. The Board noted that the Fund’s Contractual Management Fee was below the median and in the second quartile of its Peer Group, and total expenses were below the median and in the first quartile (least expensive) of its Peer Group.
Alger Weatherbie Specialized Growth Fund. The Board noted that the Fund’s Contractual Management Fee was below the median and in the second quartile of its Peer Group and that total expenses were equal to median of its Peer Group and in the second quartile. The Board also noted that, with respect to the Fund, Weatherbie is paid by Alger out of the management fee Alger receives from the Fund.
Alger International Opportunities Fund. The Board noted that the Fund’s Contractual Management Fee and total expenses were below the median and in the first (least expensive) quartile of its Peer Group.  The Board also noted that, with respect to the Fund, Redwood is paid by Alger out of the management fee Alger receives from the Fund.
Alger Health Sciences Fund. The Board noted that the Fund’s Contractual Management Fee and total expenses were below the median and in the first (least expensive) quartile of its Peer Group.
Alger AI Enablers & Adopters Fund. The Board noted that the Fund’s Contractual Management Fee and total expenses were below the median and in the first (least expensive) quartile of its Peer Group.
In connection with its consideration of each Fund’s fees payable under the Management Agreement, the Board also received information on the range of fees charged by the Manager for funds and accounts of a similar investment strategy to each Fund that are under its management. The Board noted management’s explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds, such as the Funds, versus those accounts and the differences in the levels of services required by the Funds as compared to those accounts.
Profitability

The Board reviewed and considered information regarding the profits realized by Alger in connection with the operation of each Fund. In this respect, the Board considered overall profitability, as well as the profits of Alger in providing investment management and other services to each Fund, during the year ended

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

June 30, 2025. The Board also noted management’s representations that the Manager is not profitable with respect to certain Funds.  The Board reviewed the methodology by which Alger’s profitability is calculated, and any changes that were made since last year, noting that management maintains a generally consistent methodology year to year. The Board considered FUSE’s view that Alger’s expense allocation policies are reasonable and align with accepted industry practices. The Board also reviewed Alger’s profitability in comparison to certain investment advisory peers, noting limitations with respect to such comparison. The Board noted that Alger compensates Weatherbie and Redwood from its fee and that Alger provided information on Alger’s profitability with respect to Alger Weatherbie Specialized Growth Fund and Alger International Opportunities Fund.
The Board also considered the extent to which the Manager might derive ancillary benefits from Fund operations, including, for example, through soft dollar arrangements. Based upon its consideration of all these factors, the Trustees concluded that the level of profits realized by Alger and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale

For each Fund, the Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of Fund shareholders. The Board noted the existence of management fee breakpoints for Alger Capital Appreciation Fund, Alger International Opportunities Fund, Alger Mid Cap Focus Fund, Alger Mid Cap Growth Fund, Alger Weatherbie Specialized Growth Fund, and Alger Small Cap Growth Fund, which are designed to share economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that the overall size of Alger allows it to realize other economies of scale, such as with office space, purchases of technology, and other general business expenses, including with respect to Funds that did not have management fee breakpoints.
The Trustees concluded that for each Fund, to the extent economies of scale may be realized by Alger, the benefits of such economies of scale would be shared with the Fund and its shareholders as the Fund grows, including through the management fee breakpoints in place for applicable Funds.
Conclusion

The Board’s consideration of Investment Advisory Agreement and the Weatherbie Sub-Advisory Management Agreement also benefitted from the number of years the Board had considered the continuation of the Management

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Agreements, during which lengthy discussions took place between the Board and representatives of the Manager. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the Fund’s arrangements in prior years.
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including the Independent Trustees voting separately, unanimously approved the continuation of each Management Agreement for an additional one-year period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

At a meeting held on May 20, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of The Alger Funds (the “Trust”), including a majority of the trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), reviewed and approved the (i) investment advisory agreement between Fred Alger Management, LLC (“Alger”) and the Trust, on behalf of Alger International Small Cap Fund (the "Fund") (the "Investment Advisory Agreement") for an initial term through October 31, 2026, and (ii) the investment sub-advisory agreement for the Fund between Alger and Redwood Investments, LLC (“Redwood”), an affiliate of Alger (the “Sub-Advisory Agreement,” and together with the Investment Advisory Agreement, the “Management Agreements,” and each, a “Management Agreement”) for an initial term through September 30, 2026. Alger and Redwood are collectively referred to herein as the “Manager.”
In considering the initial approval of the Management Agreement with respect to the Fund, the Board reviewed and considered information provided by the Manager and its representatives at the Meeting and throughout the year at meetings of the Board and its committees, including in their capacity as members of the boards of trustees of the Alger Family of Funds and the other series of the Trust. In addition, the Board took into account information that it previously reviewed, and also considered information the Manager provided in response to a request for information that Independent Trustee counsel had submitted to the Manager on behalf of the Independent Trustees in connection with other funds’ annual contract renewal process (or, in the case of the Sub-Advisory Agreement, the initial contract approval). The Board considered the Manager’s representation that applicable information remained accurate and complete, and that there were no material updates to report other than as discussed at the Meeting.
The Board noted that the terms of the Management Agreement and the services to be provided thereunder are identical to the terms of the existing Management Agreement between the Trust and the Manager.
The Independent Trustees received advice from, and met separately with, their Independent Trustee counsel in considering whether to initially approve the Management Agreement with respect to the Fund. The Independent Trustees also received a memorandum from Independent Trustee counsel discussing the legal standards and their duties in considering the initial approval of the Management Agreement.The Board reviewed the materials provided and considered all of the factors it deemed relevant in initially approving the Management Agreement with respect to the Fund, including, but not limited to (i) the nature, extent and quality of the services proposed to be provided by the Manager; (ii) the short- and long-term investment performance of the funds in the Alger Family of Funds sub-advised by Redwood, as well as performance of Redwood’s strategy proposed for the Fund; (iii) the estimated costs of the

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

services proposed to be provided by the Manager and estimated profitability; (iv) the extent to which the Manager may realize economies of scale as the Fund grows; and (v) whether the proposed fee levels reflect these estimated economies of scale for the benefit of Fund shareholders.  The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
In particular, in initially approving the Management Agreement, the Board considered the following factors:
Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services proposed to be provided by the Manager to the Fund. This information included, among other things, the qualifications, background and experience of the professional personnel who will perform services for the Fund; the structure of investment professional compensation; Alger’s oversight of third-party service providers, including Redwood; proposed fee and estimated expense information for the Fund; fees and proposed payments to affiliates and intermediaries for fund administration, transfer agency and shareholder services; legal and compliance matters; risk controls; and pricing and other services proposed to be provided by the Manager.  The Board noted that it received information at regular meetings throughout the year regarding the services rendered by the Manager concerning the management of the Alger Family of Funds’ affairs, including certain portfolio manager presentations, and Alger’s role in coordinating and overseeing providers of other services to the Alger Family of Funds.
The Board noted the length of time the Manager has provided services as an investment adviser or sub-adviser, as applicable, to the Alger Family of Funds. The Board also reviewed and considered the potential benefits to be provided to Fund shareholders of investing in a fund that is part of the Alger Family of Funds.  The Board noted the strong financial position of the Manager and the Manager’s commitment to its fund, and overall, business.
Following consideration of such information, the Trustees determined that they were satisfied with the nature, extent and quality of services proposed to be provided by the Manager to the Fund under the Management Agreement.
Fund Performance

In their capacity as members of the boards of trustees of the Alger Family of Funds, the Board, including the Independent Trustees, received and considered information about the Manager’s investment performance for the other funds sub-advised by Redwood in the Alger Family of Funds at the 2024 15(c) Meeting and during quarterly Board meetings. The Board also received and considered information about Redwood’s investment performance for other accounts

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

managed under Redwood’s International Small Cap strategy.  The Board, however, did not consider the performance history of the Fund because the Fund had not yet commenced operations as of the date of the Meeting.
Comparative Fees and Expenses

The Board reviewed and considered the proposed contractual management fee to be paid by the Fund to Alger in light of the nature, extent, and quality of services proposed to be provided by Alger pursuant to the Investment Advisory Agreement. The Board also reviewed and considered the proposed sub-advisory fee to be paid by Alger to Redwood out of the advisory fee Alger would receive from the Fund in light of the nature, extent and quality of the services proposed to be provided by Redwood pursuant to the Sub-Advisory Agreement.   The Board also reviewed and considered the proposed expense reimbursement agreement for the Fund and its share classes, including representations from Alger that any such waivers and/or reimbursements are not expected to result in cross-subsidization by one share class of another share class of the Fund.
Additionally, the Board received and considered information comparing the Fund’s proposed contractual management fee and total annual operating expenses after fee waivers and reimbursements with those of similar funds and other Redwood accounts using a similar strategy as the Fund, noting the Manager’s explanations of the differences of the fees as compared to the proposed fee for the Fund. The Board considered management’s views on limitations with respect to the comparative fee and expense information that they received and considered. The Board concluded that the contractual management fee proposed to be charged to the Fund is reasonable in relation to the services proposed to be rendered by the Manager and is the product of arm’s length negotiations.
Profitability

The Board then noted that the Manager could not report any financial results from its relationship with the Fund because the Fund had not yet commenced investment operations, and thus, the Board did not evaluate the Manager’s profitability with respect to the Fund.  As such, the Board considered management’s representations that the Manager is not expected to be profitable with respect to the Fund until the Fund reaches scale.  The Board further noted the Manager commitment to waive and/or reimburse certain expenses in order to cap “other expenses” during the term of the Expense Reimbursement Agreement.
The Board also considered the extent to which the Manager might derive ancillary benefits from Fund operations, including, for example, through soft dollar arrangements.  Based upon their consideration of all these factors, the Trustees concluded that the level of estimated profitability to the Manager from

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

providing services to the Fund, which is anticipated to be negative until the Fund reaches scale, would not be excessive in view of the nature, extent and quality of services proposed to be provided to the Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may be able to realize economies of scale, if any, as the Fund grows larger and whether the Fund’s proposed management fee structure reflects any economies of scale for the benefit of Fund shareholders.  The Board considered the Manager’s view that the overall size of the Manager allows it to realize other economies of scale, such as with office space, purchases of technology, and other general business expenses.  Because the Fund had not commenced operations, the Board determined to monitor whether the Manager would be able to share with the Fund any economies of scale benefits that occur as the Fund grows.
Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including the Independent Trustees voting separately, unanimously approved the (i) Investment Advisory Agreement between Alger and the Trust, on behalf of the Fund, for an initial term through October 31, 2026 and (ii) Sub-Advisory Agreement for the Fund between Alger and Redwood for an initial term through September 30, 2026.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to these procedures.

ITEM 16. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS.

(a)(1)	Code of Ethics

(a)(2)	Not applicable.

(a)(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(3) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	February 18, 2026

By:	/s/ Michael D. Martins
Name:	Michael D. Martins
Title:	Principal Financial Officer
Date:	February 18, 2026